CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2,374,006	$ 985,467
Restricted cash and cash equivalents	207,576	365,159
Receivables, less allowance for doubtful accounts of $19,708 and $21,268	1,356,553	1,329,647
Inventories, at lower of cost or market	87,429	93,415
Prepaid expenses and other assets	344,926	289,990
Revenue earning equipment, at cost:
Cars	8,435,077	8,205,579
Less accumulated depreciation	(1,199,355)	(1,186,299)
Other equipment	2,756,101	2,582,029
Less accumulated depreciation	(1,052,414)	(749,724)
Total revenue earning equipment	8,939,409	8,851,585
Property and equipment, at cost:
Land, buildings and leasehold improvements	1,071,987	1,023,891
Service equipment and other	900,271	838,906
Total property and equipment, at cost	1,972,258	1,862,797
Less accumulated depreciation	(808,689)	(674,668)
Total property and equipment	1,163,569	1,188,129
Other intangible assets, net	2,550,559	2,597,682
Goodwill	300,174	295,350
Total assets	17,324,201	15,996,424
LIABILITIES AND EQUITY
Accounts payable	944,973	658,671
Due to Hertz Global Holdings, Inc.	1,396	7,569
Accrued salaries and other compensation	439,217	465,281
Other accrued liabilities	628,785	557,477
Accrued taxes	136,397	125,806
Debt	10,919,345	9,997,014
Public liability and property damage	278,685	277,828
Deferred taxes on income	1,460,212	1,432,705
Total liabilities	14,809,010	13,522,351
Commitments and contingencies
The Hertz Corporation and Subsidiaries stockholder's equity
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding
Additional paid-in capital	3,452,019	3,410,518
Accumulated deficit	(991,153)	(950,407)
Accumulated other comprehensive income (loss)	37,823	(3,331)
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,456,780
Noncontrolling interest	16,502	17,293
Total equity	2,515,191	2,474,073
Total liabilities and equity	$ 17,324,201	$ 15,996,424

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Receivables, allowance for doubtful accounts (in dollars)	$ 21,323	$ 19,708	$ 21,268
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	3,000	3,000	3,000
Common Stock, shares issued	100	100	100
Common Stock, shares outstanding	100	100	100

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Car rental	$ 1,478,938	$ 1,396,571	$ 6,355,205	$ 5,872,905	$ 6,730,349
Equipment rental	268,086	236,971	1,069,820	1,110,243	1,657,277
Other	32,979	27,346	137,509	118,359	137,429
Total revenues	1,780,003	1,660,888	7,562,534	7,101,507	8,525,055
Expenses:
Direct operating	1,073,665	1,012,999	4,282,351	4,084,176	4,930,018
Depreciation of revenue earning equipment and lease charges	436,089	459,173	1,868,147	1,931,358	2,194,164
Selling, general and administrative	182,190	167,717	664,442	641,003	769,639
Interest expense	184,761	169,589	726,539	653,661	870,490
Interest and other income, net			(12,310)	(64,437)	(24,761)
Impairment charges					1,168,900
Total expenses	1,926,726	1,807,200	7,529,169	7,245,761	9,908,450
Income (loss) before income taxes	(146,723)	(146,312)	33,365	(144,254)	(1,383,395)
(Provision) benefit for taxes on income	27,429	14,213	(33,728)	48,398	197,657
Net loss	(119,294)	(132,099)	(363)	(95,856)	(1,185,738)
Less: Net income attributable to noncontrolling interest	(3,673)	(3,578)	(17,383)	(14,679)	(20,786)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ (122,967)	$ (135,677)	$ (17,746)	$ (110,535)	$ (1,206,524)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total Comprehensive Income
Balance at Dec. 31, 2007	$ 2,912,098		$ 2,353,911	$ 366,652	$ 170,507	$ 21,028
Balance (in shares) at Dec. 31, 2007		100
Increase (Decrease) in Stockholders' Equity
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	(1,206,524)			(1,206,524)			(1,206,524)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax of $31,885 in 2010, $(25,555) in 2009 and $(28,429) in 2008	(44,012)				(44,012)		(44,012)
Translation adjustment changes, net of tax of $6,938 in 2010, $3,100 in 2009 and $(7,606) in 2008	(163,359)				(163,359)		(163,359)
Unrealized holding gains (losses) on securities, net of tax of $0 in 2010, $0 in 2009 and $6 in 2008	120				120		120
Unrealized gain (loss) on Euro-denominated debt, net of tax of $12,656 in 2010, $5,182 in 2009 and $5,665 in 2008	12,116				12,116		12,116
Defined benefit pension plans:
Amortization or settlement recognition of net gain	505				505		505
Net loss arising during the period	(114,279)				(114,279)		(114,279)
Income tax related to defined pension plans	38,267				38,267		38,267
Defined benefit pension plans, net	(75,507)				(75,507)		(75,507)
Total Comprehensive Income (Loss)	(1,477,166)						(1,477,166)
Dividend payment to noncontrolling interest	(24,150)					(24,150)
Net income relating to noncontrolling interest	20,786					20,786
Stock-based employee compensation charges, net of tax of $0 in 2010, $0 in 2009 and $643 in 2008	27,380		27,380
Hertz Holdings common and phantom shares issued to Directors	393		393
Balance at Dec. 31, 2008	1,459,341		2,381,684	(839,872)	(100,135)	17,664
Balance (in shares) at Dec. 31, 2008		100
Increase (Decrease) in Stockholders' Equity
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	(110,535)			(110,535)			(110,535)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax of $31,885 in 2010, $(25,555) in 2009 and $(28,429) in 2008	39,852				39,852		39,852
Translation adjustment changes, net of tax of $6,938 in 2010, $3,100 in 2009 and $(7,606) in 2008	77,528				77,528		77,528
Unrealized holding gains (losses) on securities, net of tax of $0 in 2010, $0 in 2009 and $6 in 2008	(20)				(20)		(20)
Unrealized gain (loss) on Euro-denominated debt, net of tax of $12,656 in 2010, $5,182 in 2009 and $5,665 in 2008	(3,509)				(3,509)		(3,509)
Defined benefit pension plans:
Amortization or settlement recognition of net gain	1,132				1,132		1,132
Net loss arising during the period	(31,864)				(31,864)		(31,864)
Income tax related to defined pension plans	13,685				13,685		13,685
Defined benefit pension plans, net	(17,047)				(17,047)		(17,047)
Total Comprehensive Income (Loss)	(13,731)						(13,731)
Dividend payment to noncontrolling interest	(15,050)					(15,050)
Net income relating to noncontrolling interest	14,679					14,679
Stock-based employee compensation charges, net of tax of $0 in 2010, $0 in 2009 and $643 in 2008	35,464		35,464
Capital invested by Hertz Global Holdings, Inc.	990,117		990,117
Proceeds from employee stock purchase plan	2,823		2,823
Hertz Holdings common and phantom shares issued to Directors	430		430
Balance at Dec. 31, 2009	2,474,073		3,410,518	(950,407)	(3,331)	17,293
Balance (in shares) at Dec. 31, 2009		100
Increase (Decrease) in Stockholders' Equity
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	(17,746)			(17,746)			(17,746)
Dividends paid to Hertz Global Holdings, Inc.	(23,000)			(23,000)			(23,000)
Unrealized loss on investment, net of tax of $0	(19)				(19)		(19)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax of $31,885 in 2010, $(25,555) in 2009 and $(28,429) in 2008	49,759				49,759		49,759
Translation adjustment changes, net of tax of $6,938 in 2010, $3,100 in 2009 and $(7,606) in 2008	(17,213)				(17,213)		(17,213)
Unrealized holding gains (losses) on securities, net of tax of $0 in 2010, $0 in 2009 and $6 in 2008	31				31		31
Unrealized gain (loss) on Euro-denominated debt, net of tax of $12,656 in 2010, $5,182 in 2009 and $5,665 in 2008	12,358				12,358		12,358
Defined benefit pension plans:
Amortization or settlement recognition of net gain	4,073				4,073		4,073
Net loss arising during the period	(8,629)				(8,629)		(8,629)
Income tax related to defined pension plans	794				794		794
Defined benefit pension plans, net	(3,762)				(3,762)		(3,762)
Total Comprehensive Income (Loss)	408						408
Dividend payment to noncontrolling interest	(18,200)					(18,200)
Net income relating to noncontrolling interest	17,409					17,409
Stock-based employee compensation charges, net of tax of $0 in 2010, $0 in 2009 and $643 in 2008	36,560		36,560
Excess tax benefits from exercise of stock options	(258)		(258)
Proceeds from employee stock purchase plan	3,774		3,774
Hertz Holdings common and phantom shares issued to Directors	1,425		1,425
Balance at Dec. 31, 2010	$ 2,515,191		$ 3,452,019	$ (991,153)	$ 37,823	$ 16,502
Balance (in shares) at Dec. 31, 2010		100

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (PARENTHETICAL) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Unrealized loss on investment, tax	$ 0
Change in fair value of derivatives qualifying as cash flow hedges, tax	31,885	(25,555)	(28,429)
Translation adjustment changes, tax	6,938	3,100	(7,606)
Unrealized holding gains (losses) on securities, tax	0	0	6
Unrealized gain (loss) on Euro-denominated debt, tax	12,656	5,182	5,665
Stock-based employee compensation charges, tax	$ 0	$ 0	$ 643

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (119,294)	$ (132,099)	$ (363)	$ (95,856)	$ (1,185,738)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of revenue earning equipment	412,508	442,671	1,789,903	1,849,674	2,085,665
Depreciation of property and equipment	37,695	39,630	154,031	159,693	172,848
Amortization of other intangible assets	16,784	16,372	64,713	66,059	66,282
Amortization and write-off of deferred financing costs	44,025	15,000	70,825	57,471	70,193
Amortization of debt discount	9,969	7,614	20,968	27,742	17,908
Gain on debt buyback				(48,472)
Stock-based compensation charges	9,078	8,997	36,560	35,464	28,023
(Gain) loss on derivatives	(6,917)	9,838	10,810	(1,552)	22,938
Amortization and ineffectiveness of cash flow hedges		20,899	68,815	74,597	11,807
Provision for losses on doubtful accounts	6,362	5,087	19,667	27,951	31,068
Asset writedowns	742	676	20,448	36,063	93,211
Deferred taxes on income	(23,954)	29,040	(19,471)	117,374	(235,913)
Gain on sale of property and equipment	(2,317)	(409)	(5,740)	(1,072)	(9,602)
Impairment charges					1,168,900
Changes in assets and liabilities, net of effects of acquisition:
Receivables	(26,035)	(28,545)	(3,145)	34,539	46,887
Inventories, prepaid expenses and other assets	(48,145)	(8,978)	(61,871)	7,554	17,934
Accounts payable	28,813	48,868	118,011	(227,479)	108,530
Accrued liabilities	(171,911)	(129,347)	(53,457)	(181,452)	(54,223)
Accrued taxes	3,934	(56,486)	10,281	(201,902)	(101)
Public liability and property damage	(5,468)	(4,175)	(3,058)	(34,536)	(20,068)
Net cash provided by operating activities	165,869	279,320	2,237,927	1,701,860	2,436,549
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	20,611	139,905	160,516	368,721	(71,836)
Revenue earning equipment expenditures	(1,963,814)	(2,214,469)	(8,440,872)	(7,527,317)	(10,150,982)
Proceeds from disposal of revenue earning equipment	1,690,159	1,606,447	7,518,446	6,106,624	8,619,715
Property and equipment expenditures	(56,770)	(51,292)	(179,209)	(100,701)	(193,766)
Proceeds from disposal of property and equipment	14,451	6,683	38,905	23,697	68,515
Acquisitions, net of cash acquired	(9,774)		(47,571)	(76,419)	(70,920)
(Purchase) sale of short-term investments, net			3,491	(3,492)
Other investing activities	1,192	341	2,726	828	(488)
Net cash used in investing activities	(303,945)	(509,025)	(943,568)	(1,208,059)	(1,799,762)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,429,456	8,472	2,635,713	1,200,896	22,565
Payment of long-term debt	(3,138,875)	(262,593)	(2,954,233)	(1,149,876)	(860,515)
Short-term borrowings:
Proceeds	67,155	66,581	490,490	364,065	396,679
Payments	(225,302)	(79,279)	(970,949)	(351,773)	(374,333)
Proceeds (payments) under the revolving lines of credit, net	47,928	347,175	1,026,070	(1,126,099)	198,761
Distributions to noncontrolling interest		(2,975)	(18,200)	(15,050)	(24,150)
Capital invested by Hertz Global Holdings, Inc.				990,117
Loan with Hertz Global Holdings, Inc.	(9,016)	2	(6,173)	(7,186)	6,273
Proceeds from employee stock purchase plan	871	610	3,208	2,400
Excess tax benefits from exercise of stock options			(258)
Dividends paid			(23,000)
Payment of financing costs	(64,091)	(1,311)	(78,151)	(45,017)	(61,223)
Net cash provided by (used in) financing activities	(891,874)	76,682	104,517	(137,523)	(695,943)
Effect of foreign exchange rate changes on cash and cash equivalents	21,687	(32,687)	(10,337)	35,192	(76,540)
Net change in cash and cash equivalents during the period	(1,008,263)	(185,710)	1,388,539	391,470	(135,696)
Cash and cash equivalents at beginning of period	2,374,006	985,467	985,467	593,997	729,693
Cash and cash equivalents at end of period	1,365,743	799,757	2,374,006	985,467	593,997
Cash paid during the period for:
Interest (net of amounts capitalized)	205,817	173,284	508,183	622,615	764,539
Income taxes	11,555	24,564	50,688	31,321	33,408
Supplemental disclosures of non-cash flow information:
Purchases of revenue earning equipment included in accounts payable and other accrued liabilities	487,921	709,052	266,354	141,039	347,581
Sales of revenue earning equipment included in receivables	387,620	632,336	504,217	537,862	1,025,832
Purchases of property and equipment included in accounts payable	38,782	26,164	37,379	38,210	19,490
Sales of property and equipment included in receivables	$ 6,760	$ 6,271	$ 11,071	$ 5,229	$ 2,452

Background	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Background
Background

Note 1—Background

The Hertz Corporation, together with its subsidiaries, is referred to herein as "we," "our" and "us." The Hertz Corporation is also referred to herein as "Hertz." Hertz Global Holdings, Inc., our ultimate parent company, is referred to herein as "Hertz Holdings."

We are a successor to corporations that have been engaged in the car and truck rental and leasing business since 1918 and the equipment rental business since 1965. Hertz was incorporated in Delaware in 1967. Ford Motor Company, or "Ford," acquired an ownership interest in Hertz in 1987. Prior to this, we were a subsidiary of United Continental Holdings, Inc. (formerly Allegis Corporation), which acquired our outstanding capital stock from RCA Corporation in 1985.

On December 21, 2005, investment funds associated with or designated by:

  •
  Clayton, Dubilier & Rice, Inc., or "CD&R,"

  •
  The Carlyle Group, or "Carlyle," and

  •
  BAML Capital Partners, or "BAMLCP" (formerly known as Merrill Lynch Global Private Equity),

or collectively the "Sponsors," acquired all of our common stock from Ford Holdings LLC. We refer to the acquisition of all of our common stock by the Sponsors as the "Acquisition."

In March 2011, the Sponsors sold 50,000,000 shares of their Hertz Holdings common stock to Goldman, Sachs & Co. as the sole underwriter in the registered public offering of those shares.

As a result of Hertz Holdings' initial public offering in November 2006 and subsequent offerings in June 2007, May 2009, June 2009 and March 2011, the Sponsors reduced their holdings to approximately 39% of the outstanding shares of common stock of Hertz Holdings.

In January 2009, Bank of America Corporation, or "Bank of America," acquired Merrill Lynch & Co., Inc., the parent company of BAMLCP. Accordingly, Bank of America is now an indirect beneficial owner of Hertz Holdings' common stock held by BAMLCP and certain of its affiliates.

Note 1—Background

Background

The Hertz Corporation together with its subsidiaries are referred to herein as "we," "our" and "us." The Hertz Corporation is referred to herein as "Hertz," 100% of Hertz outstanding capital stock is owned by Hertz Investors, Inc. (previously CCMG Corporation), and 100% of Hertz Investors, Inc.'s capital stock is owned by Hertz Holdings (previously known as CCMG Holdings, Inc.).

We are a successor to corporations that have been engaged in the car and truck rental and leasing business since 1918 and the equipment rental business since 1965. Hertz was incorporated in Delaware in 1967. Ford Motor Company, or "Ford," acquired an ownership interest in Hertz in 1987. Prior to this, Hertz was a subsidiary of UAL Corporation (formerly Allegis Corporation), which acquired our outstanding capital stock from RCA Corporation in 1985.

On December 21, 2005, investment funds associated with or designated by:

  •
  Clayton, Dubilier & Rice, Inc., or "CD&R,"

  •
  The Carlyle Group, or "Carlyle," and

  •
  BAML Capital Partners, or "BAMLCP" (formerly known as Merrill Lynch Global Private Equity),

or collectively the "Sponsors," acquired all of our common stock from Ford Holdings LLC. We refer to the acquisition of all of our common stock by the Sponsors as the "Acquisition." Following Hertz Holdings' initial public offering in November 2006 and subsequent offerings in June 2007, May 2009 and June 2009, the Sponsors currently own approximately 51% of the common stock of Hertz Holdings.

In January 2009, Bank of America Corporation, or "Bank of America," acquired Merrill Lynch & Co., Inc., the parent company of BAMLCP. Accordingly, Bank of America is now an indirect beneficial owner of Hertz Holdings' common stock held by BAMLCP and certain of its affiliates.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of The Hertz Corporation and our wholly-owned and majority-owned domestic and international subsidiaries. All significant intercompany transactions have been eliminated.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or "GAAP," requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes. Actual results could differ materially from those estimates.

Significant estimates inherent in the preparation of the consolidated financial statements include depreciation of revenue earning equipment, reserves for litigation and other contingencies, accounting for income taxes and related uncertain tax positions, pension costs valuation, useful lives and impairment of long-lived tangible and intangible assets, valuation of stock-based compensation, public liability and property damage reserves, reserves for restructuring, allowance for doubtful accounts and fair value of derivatives.

Reclassifications

Certain prior period amounts have been reclassified to conform with current reporting. For the years ended December 31, 2009 and 2008, we have revised net cash provided by operating activities and net cash used in investing activities within our consolidated statements of cash flows due to a gross up of cash lease payments relating to our revenue earning equipment in the non-cash add back previously included in depreciation of revenue earning equipment and proceeds from disposal of revenue earning equipment.

Revenue Recognition

Rental and rental related revenue (including cost reimbursements from customers where we consider ourselves to be the principal versus an agent) are recognized over the period the revenue earning equipment is rented based on the terms of the rental or leasing contract. Revenue related to new equipment sales and consumables is recognized at the time of delivery to, or pick-up by, the customer and when collectability is reasonably assured. Fees from our licensees are recognized over the period the underlying licensees' revenue is earned (over the period the licensees' revenue earning equipment is rented).

Sales tax amounts collected from customers have been recorded on a net basis.

Cash and Cash Equivalents and Other

We consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

In our Consolidated Statements of Cash Flows, we net cash flows from revolving borrowings in the line item "Proceeds (payments) under the revolving lines of credit, net." The contractual maturities of such borrowings may exceed 90 days in certain cases.

Restricted Cash and Cash Equivalents

Restricted cash and cash equivalents includes cash and cash equivalents that are not readily available for our normal disbursements. Restricted cash and cash equivalents are restricted for the purchase of revenue earning vehicles and other specified uses under our Fleet Debt facilities, for our Like-Kind Exchange Program, or "LKE Program," and to satisfy certain of our self-insurance regulatory reserve requirements. As of December 31, 2010 and 2009, the portion of total restricted cash and cash equivalents that was associated with our Fleet Debt facilities was  $115.6 million and  $295.0 million, respectively. The decrease in restricted cash and cash equivalents associated with our fleet debt of  $179.4 million from December 31, 2009 to December 31, 2010, primarily related to payments to reduce fleet debt and the timing of purchases and sales of revenue earning vehicles and the temporary suspension of our U.S. car rental LKE Program. The suspension of the U.S. car rental LKE program enabled us to build liquidity in anticipation of future growth initiatives.

Receivables

Receivables are stated net of allowances for doubtful accounts, and represent credit extended to manufacturers and customers that satisfy defined credit criteria. The estimate of the allowance for doubtful accounts is based on our historical experience and our judgment as to the likelihood of ultimate payment. Actual receivables are written-off against the allowance for doubtful accounts when we determine the balance will not be collected. Bad debt expense is reflected as a component of Selling, general and administrative in our consolidated statements of operations.

Depreciable Assets

The provisions for depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the respective assets, or in the case of revenue earning equipment over the estimated holding period, as follows:

Revenue Earning Equipment:
Cars	4 to 26 months
Other equipment	24 to 108 months
Buildings	4 to 50 years
Furniture and fixtures	1 to 15 years
Capitalized internal use software	1 to 15 years
Service cars and service equipment	1 to 13 years
Other intangible assets	3 to 15 years
Leasehold improvements	The shorter of their economic lives or the lease term.

We follow the practice of charging maintenance and repairs, including the cost of minor replacements, to maintenance expense accounts. Costs of major replacements of units of property are capitalized to property and equipment accounts and depreciated on the basis indicated above. Gains and losses on dispositions of property and equipment are included in income as realized. When revenue earning equipment is acquired, we estimate the period that we will hold the asset, primarily based on historical measures of the amount of rental activity (e.g., automobile mileage and equipment usage) and the targeted age of equipment at the time of disposal. We also estimate the residual value of the applicable revenue earning equipment at the expected time of disposal. The residual values for rental vehicles are affected by many factors, including make, model and options, age, physical condition, mileage, sale location, time of the year and channel of disposition (e.g., auction, retail, dealer direct). The residual value for rental equipment is affected by factors which include equipment age and amount of usage. Depreciation is recorded on a straight-line basis over the estimated holding period. Depreciation rates are reviewed on a quarterly basis based on management's ongoing assessment of present and estimated future market conditions, their effect on residual values at the time of disposal and the estimated holding periods. Market conditions for used vehicle and equipment sales can also be affected by external factors such as the economy, natural disasters, fuel prices and incentives offered by manufacturers of new cars. These key factors are considered when estimating future residual values and assessing depreciation rates. As a result of this ongoing assessment, we make periodic adjustments to depreciation rates of revenue earning equipment in response to changed market conditions. Upon disposal of revenue earning equipment, depreciation expense is adjusted for the difference between the net proceeds received and the remaining net book value.

Environmental Liabilities

The use of automobiles and other vehicles is subject to various governmental controls designed to limit environmental damage, including that caused by emissions and noise. Generally, these controls are met by the manufacturer, except in the case of occasional equipment failure requiring repair by us. To comply with environmental regulations, measures are taken at certain locations to reduce the loss of vapor during the fueling process and to maintain, upgrade and replace underground fuel storage tanks. We also incur and provide for expenses for the cleanup of petroleum discharges and other alleged violations of environmental laws arising from the disposition of waste products. We do not believe that we will be required to make any material capital expenditures for environmental control facilities or to make any other material expenditures to meet the requirements of governmental authorities in this area. Liabilities for these expenditures are recorded at undiscounted amounts when it is probable that obligations have been incurred and the amounts can be reasonably estimated.

Public Liability and Property Damage

The obligation for public liability and property damage on self-insured U.S. and international vehicles and equipment represents an estimate for both reported accident claims not yet paid, and claims incurred but not yet reported. The related liabilities are recorded on a non-discounted basis. Reserve requirements are based on actuarial evaluations of historical accident claim experience and trends, as well as future projections of ultimate losses, expenses, premiums and administrative costs. The adequacy of the liability is regularly monitored based on evolving accident claim history and insurance related state legislation changes. If our estimates change or if actual results differ from these assumptions, the amount of the recorded liability is adjusted to reflect these results.

Pensions

Our employee pension costs and obligations are dependent on our assumptions used by actuaries in calculating such amounts. These assumptions include discount rates, salary growth, long-term return on plan assets, retirement rates, mortality rates and other factors. Actual results that differ from our assumptions are accumulated and amortized over future periods and, therefore, generally affect our recognized expense in such future periods. While we believe that the assumptions used are appropriate, significant differences in actual experience or significant changes in assumptions would affect our pension costs and obligations.

Foreign Currency Translation and Transactions

Assets and liabilities of international subsidiaries are translated at the rate of exchange in effect on the balance sheet date; income and expenses are translated at the average rate of exchange prevailing during the year. The related translation adjustments are reflected in "Accumulated other comprehensive income (loss)" in the equity section of our consolidated balance sheet. As of December 31, 2010 and 2009, the accumulated foreign currency translation gain was  $114.9 million and  $132.1 million, respectively. Foreign currency gains and losses resulting from transactions are included in earnings.

Derivative Instruments

We are exposed to a variety of market risks, including the effects of changes in interest rates, gasoline and diesel fuel prices and foreign currency exchange rates. We manage our exposure to these market risks through our regular operating and financing activities and, when deemed appropriate, through the use of derivative financial instruments. Derivative financial instruments are viewed as risk management tools and have not been used for speculative or trading purposes. In addition, derivative financial instruments are entered into with a diversified group of major financial institutions in order to manage our exposure to counterparty nonperformance on such instruments. We account for all derivatives in accordance with GAAP, which requires that all derivatives be recorded on the balance sheet as either assets or liabilities measured at their fair value. The effective portion of changes in fair value of derivatives designated as cash flow hedging instruments is recorded as a component of other comprehensive income. The ineffective portion is recognized currently in earnings within the same line item as the hedged item, based upon the nature of the hedged item. For derivative instruments that are not part of a qualified hedging relationship, the changes in their fair value are recognized currently in earnings. See Note 13—Financial Instruments.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Subsequent changes to enacted tax rates and changes to the global mix of earnings will result in changes to the tax rates used to calculate deferred taxes and any related valuation allowances. Provisions are not made for income taxes on undistributed earnings of international subsidiaries that are intended to be indefinitely reinvested outside the United States or are expected to be remitted free of taxes. Future distributions, if any, from these international subsidiaries to the United States or changes in U.S. tax rules may require a change to reflect tax on these amounts. See Note 8—Taxes on Income.

Advertising

Advertising and sales promotion costs are expensed as incurred. Advertising costs are reflected as a component of "Selling, general and administrative" in our consolidated statements of operations and for the years ended December 31, 2010, 2009 and 2008 were  $133.8 million,  $113.1 million and  $160.2 million, respectively.

Impairment of Long-Lived Assets and Intangibles

We review goodwill and indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable, and also review goodwill annually, using a two-step process. The first step is to identify any potential impairment by comparing the carrying value of the reporting unit to its fair value. We estimate the fair value of our reporting units using a discounted cash flow methodology. The cash flows represent management's most recent planning assumptions. These assumptions are based on a combination of industry outlooks, views on general economic conditions, our expected pricing plans and expected future savings generated by our ongoing restructuring activities. If a potential impairment is identified, the second step is to compare the implied fair value of goodwill with its carrying amount to measure the impairment loss. The fair values of the assets are based upon our estimates of the discounted cash flows. An impairment charge is recognized for the amount, if any, by which the carrying value of an asset exceeds its implied fair value.

Long-lived assets, other than goodwill and indefinite-lived intangible assets, are tested for impairment whenever events or changes in circumstances indicate that the carrying amounts of long-lived assets may not be recoverable. The recoverability of these assets are based upon our estimates of the undiscounted cash flows that are expected to result from the use and eventual disposition of the assets. An impairment charge is recognized for the amount, if any, by which the carrying value of an asset exceeds its fair value.

Those intangible assets considered to have indefinite useful lives, including our trade name, are evaluated for impairment on an annual basis, by comparing the fair value of the intangible assets to their carrying value. In addition, whenever events or changes in circumstances indicate that the carrying value of intangible assets might not be recoverable, we will perform an impairment review. We estimate the fair value of our indefinite lived intangible assets using the relief from royalty method. Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment in accordance with GAAP. We conducted the impairment review during the fourth quarter of 2010 and concluded that there was no impairment related to our goodwill and our other intangible assets. See Note 3—Goodwill and Other Intangible Assets.

Stock-Based Compensation

We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is to be recognized over the period during which the employee is required to provide service in exchange for the award. We have estimated the fair value of options issued at the date of grant using a Black-Scholes option-pricing model, which includes assumptions related to volatility, expected life, dividend yield and risk-free interest rate. See Note 6—Stock-Based Compensation.

We are using equity accounting for restricted stock unit and performance stock unit awards. For restricted stock units the expense is based on the grant-date fair value of the stock and the number of shares that vest, recognized over the service period. For performance stock units the expense is based on the grant-date fair value of the stock, recognized over a two or three year service period depending upon a performance condition. For performance stock units, we re-assess the probability of achievement at each reporting period and adjust the recognition of expense accordingly. The performance condition is not considered in determining the grant date fair value.

Other

In February 2010, Hertz Equipment Rental Corporation, or "HERC," entered into a joint venture with Saudi Arabia based Dayim Holdings Company Ltd. to set up equipment operations in the Kingdom of Saudi Arabia. During 2010, HERC invested  $0.7 million under this agreement, which represents a 51% ownership interest. The investment (included in "Prepaid expense and other assets" in the consolidated balance sheet) is accounted for using the equity method of accounting.

Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board, or "FASB," issued guidance, which contains amendments to Accounting Standards Codification 810, "Consolidation," relating to how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a company is required to consolidate an entity is based on, among other things, an entity's purpose and design and a company's ability to direct the activities of the entity that most significantly impact the entity's economic performance. These provisions became effective for us on January 1, 2010, but did not have a material impact on our financial position or results of operations.

Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Note 4—Goodwill and Other Intangible Assets

The following summarizes the changes in our goodwill, by segment (in millions of dollars):

	Car Rental	Equipment Rental	Total
Balance as of January 1, 2011
Goodwill	$336.4	$658.7	$995.1
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	293.4	6.8	300.2

Goodwill acquired during the period	5.0	—	5.0
Adjustments to previously recorded purchase price allocation	(0.9)	1.4	0.5
Other changes during the period(1)	3.6	0.2	3.8

	7.7	1.6	9.3
Balance as of March 31, 2011
Goodwill	344.1	660.3	1,004.4
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	$301.1	$8.4	$309.5

	Car Rental	Equipment Rental	Total
Balance as of January 1, 2010
Goodwill	$335.8	$654.5	$990.3
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	292.8	2.6	295.4

Goodwill acquired during the year	2.7	4.3	7.0
Other changes during the year(1)	(2.1)	(0.1)	(2.2)

	0.6	4.2	4.8
Balance as of December 31, 2010
Goodwill	336.4	658.7	995.1
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	$293.4	$6.8	$300.2

(1)
Primarily consists of changes resulting from the translation of foreign currencies at different exchange rates from the beginning of the period to the end of the period.

Other intangible assets, net, consisted of the following major classes (in millions of dollars):

	March 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$606.6	$(319.3)	$287.3
Other(1)	60.8	(20.7)	40.1

Total	667.4	(340.0)	327.4

Indefinite-lived intangible assets:
Trade name	2,190.0	—	2,190.0
Other(2)	18.2	—	18.2

Total	2,208.2	—	2,208.2

Total other intangible assets, net	$2,875.6	$(340.0)	$2,535.6

	December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$606.5	$(304.6)	$301.9
Other(1)	59.1	(18.6)	40.5

Total	665.6	(323.2)	342.4

Indefinite-lived intangible assets:
Trade name	2,190.0	—	2,190.0
Other(2)	18.2	—	18.2

Total	2,208.2	—	2,208.2

Total other intangible assets, net	$2,873.8	$(323.2)	$2,550.6

(1)
Other amortizable intangible assets primarily consist of our Advantage trade name and concession rights, reacquired franchise rights, non-compete agreements and technology-related intangibles.

(2)
Other indefinite-lived intangible assets primarily consist of reacquired franchise rights.

Amortization of other intangible assets for the three months ended March 31, 2011 and 2010, was approximately  $16.8 million and  $16.4 million, respectively. Based on our amortizable intangible assets as of March 31, 2011, we expect amortization expense to be approximately  $49.4 million for the remainder of 2011,  $64.9 million in 2012,  $63.6 million in 2013,  $60.7 million in 2014,  $59.5 million in 2015 and  $13.2 million in 2016.

During the three months ended March 31, 2011, we added eight international car rental locations from an external acquisition. This transaction has been accounted for using the acquisition method of accounting in accordance with GAAP and operating results of the acquired locations from the date of acquisition are included in our consolidated statement of operations. The allocation of the purchase price to the tangible and intangible net assets acquired is preliminary and subject to finalization. This acquisition is not material to the consolidated amounts presented within our statement of operations for the three months ended March 31, 2011.

Note 3—Goodwill and Other Intangible Assets

The following summarizes the changes in our goodwill, by segment, for the periods presented (in millions of dollars):

	Car Rental	Equipment Rental	Total
Balance as of January 1, 2010
Goodwill	$335.8	$654.5	$990.3
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	292.8	2.6	295.4

Goodwill acquired during the year	2.7	4.3	7.0
Other changes during the year(1)	(2.1)	(0.1)	(2.2)

Balance as of December 31, 2010
Goodwill	336.4	658.7	995.1
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	$293.4	$6.8	$300.2

	Car Rental	Equipment Rental	Total
Balance as of January 1, 2009
Goodwill	$307.1	$651.9	$959.0
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	264.1	—	264.1

Goodwill acquired during the year	24.0	2.4	26.4
Other changes during the year(1)	4.7	0.2	4.9

Balance as of December 31, 2009
Goodwill	335.8	654.5	990.3
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	$292.8	$2.6	$295.4

(1)
Primarily consists of changes resulting from the translation of foreign currencies at different exchange rates from the beginning of the period to the end of the period.

Other intangible assets, net, consisted of the following major classes (in millions of dollars):

	December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$606.5	$(304.6)	$301.9
Other(1)	59.1	(18.6)	40.5

Total	665.6	(323.2)	342.4

Indefinite-lived intangible assets:
Trade name	2,190.0	—	2,190.0
Other(2)	18.2	—	18.2

Total	2,208.2	—	2,208.2

Total other intangible assets, net	$2,873.8	$(323.2)	$2,550.6

	December 31, 2009
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$600.6	$(246.5)	$354.1
Other(1)	50.0	(12.0)	38.0

Total	650.6	(258.5)	392.1

Indefinite-lived intangible assets:
Trade name	2,190.0	—	2,190.0
Other(2)	15.6	—	15.6

Total	2,205.6	—	2,205.6

Total other intangible assets, net	$2,856.2	$(258.5)	$2,597.7

(1)
Other amortizable intangible assets primarily consist of our Advantage trade name, concession rights, reacquired franchise rights, non-compete agreements and technology-related intangibles.

(2)
Other indefinite-lived intangible assets primarily consist of reacquired franchise rights.

In 2008, we recorded non-cash impairment charges of  $694.9 million related to our goodwill and  $451.0 related to other intangible assets. The car rental and equipment rental segments recorded non-cash impairment charges related to their goodwill of  $43.0 million and  $651.9 million, respectively, and to their other intangible assets of  $377.0 million and  $74.0 million, respectively. These impairment charges were a result of a decline in the economy and fourth quarter 2008 operating results, and a significant decline in both the fair value of debt and our stock price.

Amortization of other intangible assets for the years ended December 31, 2010, 2009 and 2008, was  $64.7 million,  $66.1 million and  $66.3 million, respectively. Based on our amortizable intangible assets as of December 31, 2010, we expect amortization expense to range from  $59.4 million to  $66.0 million for each of the next five fiscal years.

During the year ended December 31, 2010, we added ten locations in our domestic and international car rental operations by acquiring former franchisees and from external acquisitions. Additionally, we added seven locations related to external acquisitions done within our equipment rental operations. Total intangible assets acquired during the year ended December 31, 2010 was  $18.0 million, of which  $15.4 million and  $2.6 million was allocated to amortizable intangible assets and indefinite-lived intangible assets, respectively. During the year ended December 31, 2009, we added 32 car rental locations by acquiring former franchisees in our domestic and international car rental operations, as well as approximately 20 locations associated with our acquisition of Advantage Rent A Car and one location related to an external acquisition done within our equipment rental operations. Total intangible assets acquired during the year ended December 31, 2009 was  $44.7 million, of which  $39.1 million and  $5.6 million was allocated to amortizable intangible assets and indefinite-lived intangible assets, respectively. Each of these transactions has been accounted for using the acquisition method of accounting in accordance with GAAP and operating results of the acquired locations from the dates of acquisition are included in our consolidated statements of operations. For certain 2010 acquisitions, the allocation of the purchase price to the tangible and intangible net assets acquired is preliminary and subject to finalization. These acquisitions are not material, individually or collectively, to the consolidated amounts presented within our statement of operations for the years ended December 31, 2010 and 2009.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Debt
Debt

Note 7—Debt

Our debt consists of the following (in millions of dollars):

Facility	Average Interest Rate at March 31, 2011(1)	Fixed or Floating Interest Rate	Maturity	March 31, 2011	December 31, 2010
Corporate Debt
Senior Term Facility(2)	3.75%	Floating	3/2018	$1,400.0	$1,345.0
Senior ABL Facility(2)	N/A	Floating	3/2016	—	—
Senior Notes(3)	7.56%	Fixed	1/2014–1/2021	3,143.6	3,229.6
Senior Subordinated Notes	10.50%	Fixed	1/2016	—	518.5
Promissory Notes	7.48%	Fixed	6/2012–1/2028	224.7	345.6
Other Corporate Debt	4.26%	Floating	Various	42.2	22.0
Unamortized Net (Discount) Premium (Corporate)				(0.7)	(17.1)

Total Corporate Debt				4,809.8	5,443.6

Fleet Debt
U.S. ABS Program
U.S. Fleet Variable Funding Notes:
Series 2009-1(4)	1.27%	Floating	3/2013	1,538.0	1,488.0
Series 2010-2(4)	1.30%	Floating	3/2013	145.0	35.0
U.S. Fleet Medium Term Notes
Series 2009-2 Notes(4)	4.95%	Fixed	3/2013–3/2015	1,384.3	1,384.3
Series 2010-1 Notes(4)	3.77%	Fixed	2/2014–2/2018	749.8	749.8
Other Fleet Debt
U.S. Fleet Financing Facility	1.50%	Floating	12/2011	163.0	163.0
European Revolving Credit Facility	4.58%	Floating	6/2013	155.3	168.6
European Fleet Notes	8.50%	Fixed	7/2015	564.5	529.0
European Securitization(4)	4.18%	Floating	7/2012	202.8	236.9
Canadian Securitization(4)	1.19%	Floating	11/2011	82.6	80.4
Australian Securitization(4)	6.29%	Floating	12/2012	170.8	183.2
Brazilian Fleet Financing Facility	13.52%	Floating	7/2011	18.6	77.8
Capitalized Leases	4.92%	Floating	4/2011–2/2013	389.8	398.1
Unamortized Discount (Fleet)				(16.7)	(18.4)

Total Fleet Debt				5,547.8	5,475.7

Total Debt				$10,357.6	$10,919.3

Note:
For further information on the definitions and terms of our debt, see Note 4 of the Notes to our audited annual consolidated financial statements included in our Form 10-K under the caption "Item 8—Financial Statements and Supplementary Data."

(1)
As applicable, reference is to the March 31, 2011 weighted average interest rate (weighted by principal balance).
(2)
December 31, 2010 balance refers to the former facilities which were refinanced on March 11, 2011, see "First Quarter Events," below.

(3)
References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of March 31, 2011, the outstanding principal amount for each such series of the Senior Notes is also specified below.

Senior Notes	Outstanding Principal
8.875% Senior Notes due January 2014	$642.3 million
7.875% Senior Notes due January 2014	$301.3 million (€213.5 million)
7.50% Senior Notes due October 2018	$700 million
7.375% Senior Notes due January 2021	$500 million
6.75% Senior Notes due April 2019	$1,000 million
(4)
Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.

Maturities

The aggregate amounts of maturities of debt for each of the twelve-month periods ending March 31 (in millions of dollars) are as follows:

2012	$3,384.5	(including $2,881.4 of other short-term borrowings)
2013	$773.9
2014	$743.9
2015	$842.7
2016	$953.4
After 2016	$3,676.6

We are highly leveraged and a substantial portion of our liquidity needs arise from debt service on our indebtedness and from the funding of our costs of operations and capital expenditures. We believe that cash generated from operations, together with amounts available under various liquidity facilities will be adequate to permit us to meet our debt maturities over the next twelve months.

Our short-term borrowings as of March 31, 2011 include, among other items, the amounts outstanding under the European Securitization, Australian Securitization, U.S. Fleet Financing Facility, Brazilian Fleet Financing Facility, Canadian Securitization, Capitalized Leases and European Revolving Credit Facility. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of March 31, 2011, short-term borrowings had a weighted average interest rate of 2.6%.

In March 2011, Hertz issued an additional  $500 million aggregate principal of the 6.75% Senior Notes due 2019 in a private offering, the proceeds of which were used in April 2011 to redeem  $480 million principal amount of its outstanding 8.875% Senior Notes due 2014. The redeemed portion of the 8.875% Senior Notes has been included in the 2012 maturities in the table above.

Letters of Credit

As of March 31, 2011, there were outstanding standby letters of credit totaling  $516.9 million. Of this amount,  $467.6 million was issued under the Senior Credit Facilities ( $226.6 million of which was issued for the benefit of the ABS Program) and the remainder is primarily to support self-insurance programs (including insurance policies with respect to which we have agreed to indemnify the policy issuers for any losses) as well as airport concession obligations in the United States, Canada and Europe. As of March 31, 2011, none of these letters of credit have been drawn upon.

First Quarter Events

In January 2011, Hertz redeemed in full its outstanding ( $518.5 million principal amount) 10.5% Senior Subordinated Notes due 2016 which resulted in premiums paid of  $27.2 million and the write-off of unamortized debt costs of  $8.6 million. In January and February 2011, Hertz redeemed  $1,105 million principal amount of its outstanding 8.875% Senior Notes due 2014 which resulted in premiums paid of  $24.5 million and the write-off of unamortized debt costs of  $14.4 million. Hertz used the proceeds from the September 2010 issuance of  $700 million aggregate principal amount of 7.50% Senior Notes, the December 2010 issuance of  $500 million aggregate principal amount of 7.375% Senior Notes and the February 2011 issuance of  $500 million aggregate principal amount of 6.75% Senior Notes (see below) for these redemptions. Total premiums paid during the three months ended March 31, 2011, of  $51.7 million are recorded in "Other (income) expense, net" on our consolidated statement of operations.

In February 2011, Hertz issued  $500 million aggregate principal amount of 6.75% Senior Notes due 2019. The 6.75% Senior Notes are guaranteed on a senior unsecured basis by the domestic subsidiaries of Hertz that guarantee its Senior Credit Facilities.

In February 2011, Hertz used existing corporate liquidity to pay off the maturing amount of the Brazilian Fleet Financing Facility.

In March 2011, Hertz issued an additional  $500 million aggregate principal of the 6.75% Senior Notes due 2019 in a private offering. The proceeds of which were used in April 2011 to redeem  $480 million principal amount of its outstanding 8.875% Senior Notes due 2014. See Note 17—Subsequent Events.

In March 2011, Hertz refinanced its 2005 Senior Term Facility and 2005 Senior ABL Facility. A description of the new Senior Term Facility and Senior ABL Facility is set forth below. During the three months ended March 31, 2011, we recorded an expense of  $9.3 million in "Interest expense" on our consolidated statement of operations associated with the write-off of debt costs in connection with the refinancing of our 2005 Senior Term Facility and 2005 Senior ABL Facility. Additionally, a portion of the unamortized debt costs associated with the 2005 Senior Term Facility and 2005 Senior ABL Facility are continuing to be amortized over the terms of the new Senior Term Facility and Senior ABL Facility. The determination of whether these costs were expensed or further deferred was dependent upon whether the terms of the old and new instruments were considered to be substantially different. In regards to the Senior Term Facility, the determination as to whether the 2005 Senior Term Facility and the new Senior Term Facility were considered to be substantially different was made on a lender by lender basis using the "net method" which compares the cash flows related to the lowest common principal balance between the old and new instruments.

In March 2011, Hertz entered into a credit agreement that provides a  $1,400.0 million secured term loan facility (as amended, the "Senior Term Facility"). In addition, the Senior Term Facility includes a pre-funded synthetic letter of credit facility in an aggregate principal amount of  $200.0 million. Subject to the satisfaction of certain conditions and limitations, the Senior Term Facility allows for the addition of incremental term and/or revolving loans. Hertz used approximately  $1,345.0 million of borrowings under the Senior Term Facility to refinance indebtedness under the 2005 Senior Term Facility. We reflected this transaction on a gross basis in our Consolidated Statement of Cash Flows in "Proceeds from issuance of long-term debt" and "Payment of long-term debt." During the three months ended March 31, 2011, we recorded financing costs of  $6.6 million in "Interest expense" on our consolidated statement of operations associated with the new Senior Term Facility.

In March 2011, Hertz, Hertz Equipment Rental Corporation and certain other of our subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of  $1,800.0 million (subject to borrowing base availability) on a revolving basis under an asset-based revolving credit facility (as amended, the "Senior ABL Facility"). Up to  $1,500.0 million of the Senior ABL Facility is available for the issuance of letters of credit subject to certain conditions including issuing lender participation. Subject to the satisfaction of certain conditions and limitations, the Senior ABL Facility allows for the addition of incremental revolving and/or term loan commitments. In addition, the Senior ABL Facility permits Hertz to increase the amount of commitments under the Senior ABL with the consent of each lender providing an additional commitment, subject to satisfaction of certain conditions.

In March 2011, Hertz amended the Canadian Securitization to extend the maturity date from May 2011 to November 2011.

Registration Rights

Pursuant to the terms of exchange and registration rights agreements entered into in connection with the separate issuances of the 7.5% Senior Notes due 2018, the 7.375% Senior Notes due 2021 and the 6.75% Senior Notes due 2019, Hertz has agreed to file a registration statement under the Securities Act of 1933, as amended, to permit either the exchange of such notes for registered notes or, in the alternative, the registered resale of such notes. Hertz's failure to meet its obligations under the exchange and registration rights agreements, including by failing to have the respective registration statement become effective by a specified date or failing to complete the respective exchange offer by a specified date, will result in Hertz incurring special interest on such notes at a per annum rate of 0.25% for the first 90 days of any period where a default has occurred and is continuing, which rate will be increased by an additional 0.25% during each subsequent 90 day period, up to a maximum of 0.50%. On March 23, 2011, Hertz filed a registration statement for such notes. We do not believe the special interest obligation is probable, and as such, we have not recorded any amounts with respect to this registration payment arrangement.

Guarantees and Security

There have been no material changes to the guarantees and security provisions of the debt instruments and credit facilities under which our indebtedness as of March 31, 2011 has been issued from the terms as disclosed in our Form 10-K.

Financial Covenant Compliance

Under the new terms of our amended Senior Term Facility and Senior ABL Facility, we are not subject to ongoing financial maintenance covenants; however, under the Senior ABL Facility we are subject to a springing financial maintenance covenant upon the occurrence of certain triggering events. As of March 31, 2011, no triggering event had occurred requiring testing of the springing financial maintenance covenant.

Borrowing Capacity and Availability

As of March 31, 2011, the following facilities were available for the use of Hertz and its subsidiaries (in millions of dollars):

	Remaining Capacity	Availability Under Borrowing Base Limitation
Corporate Debt
Senior ABL Facility	$1,800.0	$896.4

Total Corporate Debt	1,800.0	896.4

Fleet Debt
U.S. Fleet Variable Funding Notes	455.1	90.5
U.S. Fleet Financing Facility	2.0	2.0
European Revolving Credit Facility	154.4	154.4
European Securitization	314.6	71.6
Canadian Securitization	148.3	4.8
Australian Securitization	86.4	7.6
Brazilian Fleet Financing Facility	0.9	0.9
Capitalized Leases	108.1	28.9

Total Fleet Debt	1,269.8	360.7

Total	$3,069.8	$1,257.1

Our borrowing capacity and availability primarily comes from our "revolving credit facilities," which are a combination of asset-backed securitization facilities and asset-based revolving credit facilities. Creditors under each of our revolving credit facilities have a claim on a specific pool of assets as collateral. Our ability to borrow under each revolving credit facility is a function of, among other things, the value of the assets in the relevant collateral pool. We refer to the amount of debt we can borrow given a certain pool of assets as the "borrowing base."

We refer to "Remaining Capacity" as the maximum principal amount of debt permitted to be outstanding under the respective facility (i.e., the amount of debt we could borrow assuming we possessed sufficient assets as collateral) less the principal amount of debt then-outstanding under such facility.

We refer to "Availability Under Borrowing Base Limitation" and "borrowing base availability" as the lower of Remaining Capacity or the borrowing base less the principal amount of debt then-outstanding under such facility (i.e., the amount of debt we could borrow given the collateral we possess at such time).

As of March 31, 2011, the Senior Term Facility had approximately  $3.2 million available under the letter of credit facility and the Senior ABL Facility had  $1,095.2 million available under the letter of credit facility sublimit, subject to borrowing base restrictions.

Substantially all of our revenue earning equipment and certain related assets are owned by special purpose entities, or are encumbered in favor of our lenders under our various credit facilities.

Some of these special purpose entities are consolidated variable interest entities, of which we are the primary beneficiary, whose sole purpose is to provide commitments to lend in various currencies subject to borrowing bases comprised of rental vehicles and related assets of certain of Hertz International, Ltd.'s subsidiaries. As of March 31, 2011 and December 31, 2010, our International Fleet Financing No. 1 B.V., International Fleet Financing No. 2 B.V. and HA Funding Pty, Ltd. variable interest entities had total assets primarily comprised of loans receivable and revenue earning equipment of  $503.0 million and  $652.1 million, respectively, and total liabilities primarily comprised of debt of  $502.5 million and  $651.6 million, respectively.

Note 4—Debt

Our debt consists of the following (in millions of dollars):

	Average Interest Rate at December 31, 2010(1)
		Fixed or Floating Interest Rate		December 31,
Facility			Maturity	2010	2009
Corporate Debt
Senior Term Facility	2.02%	Floating	12/2012	$1,345.0	$1,358.6
Senior ABL Facility	N/A	Floating	2/2012	—	—
Senior Notes	8.26%	Fixed	1/2014 – 1/2021	3,229.6	2,054.7
Senior Subordinated Notes	10.50%	Fixed	1/2016	518.5	518.5
Promissory Notes	7.45%	Fixed	3/2011 – 1/2028	345.6	394.7
Other Corporate Debt	4.74%	Floating	Various	22.0	22.3
Unamortized Discount (Corporate)				(17.1)	(26.8)

Total Corporate Debt				5,443.6	4,322.0

Fleet Debt
U.S. ABS Program
U.S. Fleet Variable Funding Notes:
Series 2009-1(2)	1.20%	Floating	3/2013	1,488.0	—
Series 2010-2(2)	1.26%	Floating	3/2013	35.0	—
U.S. Fleet Medium Term Notes
Series 2005 Notes(3)	—	Fixed	12/2010	—	2,875.0
Series 2009-2 Notes(2)	4.95%	Fixed	3/2013 – 3/2015	1,384.3	1,200.0
Series 2010-1 Notes(2)	3.77%	Fixed	2/2014 – 2/2018	749.8	—
Other Fleet Debt
U.S. Fleet Financing Facility	1.51%	Floating	12/2011	163.0	148.0
European Revolving Credit Facility	4.47%	Floating	6/2013	168.6	—
European Fleet Notes	8.50%	Fixed	7/2015	529.0	—
European Securitization(2)	4.08%	Floating	7/2012	236.9	—
Canadian Securitization(2)	1.13%	Floating	5/2011	80.4	55.6
Australian Securitization(2)	6.24%	Floating	12/2012	183.2	—
Brazilian Fleet Financing Facility	15.56%	Floating	2/2011	77.8	69.3
Belgian Fleet Financing Facility(3)	—	Floating	12/2010	—	33.7
International ABS Fleet Financing Facility(3)	—	Floating	12/2010	—	388.9
International Fleet Debt(3)	—	Floating	12/2010	—	714.0
Capitalized Leases	5.10%	Floating	1/2011 – 2/2013	398.1	222.4
Unamortized Discount (Fleet)				(18.4)	(31.9)

Total Fleet Debt				5,475.7	5,675.0

Total Debt				$10,919.3	$9,997.0

(1)
As applicable, reference is to the December 31, 2010 weighted average interest rate (weighted by principal balance).

(2)
Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.

(3)
Matured, refinanced and/or terminated in 2010.

Maturities

The aggregate amounts of maturities of debt for each of the twelve-month periods ending December 31 (in millions of dollars) are as follows:

2011	$4,592.7 (including $2,802.3 of other short-term borrowings)
2012	$1,813.0
2013	$ 462.1
2014	$1,436.1
2015	$1,182.8
After 2015	$1,468.1

We are highly leveraged and a substantial portion of our liquidity needs arise from debt service on our indebtedness and from the funding of our costs of operations and capital expenditures. We believe that cash generated from operations, together with amounts available under various liquidity facilities will be adequate to permit us to meet our debt maturities over the next twelve months.

Our short-term borrowings as of December 31, 2010 include, among other items, the amounts outstanding under the European Securitization, Australian Securitization, U.S. Fleet Financing Facility, Brazilian Fleet Financing Facility, Canadian Securitization, Capitalized Leases and European Revolving Credit Facility. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of December 31, 2010, short-term borrowings had a weighted average interest rate of 2.74%.

In January 2011, Hertz redeemed in full its outstanding ( $518.5 million principal amount) 10.5% Senior Subordinated Notes due 2016. In January and February 2011, Hertz redeemed  $1,105 million principal amount of its outstanding 8.875% Senior Notes due 2014. The redeemed 10.5% Senior Subordinated Notes and portion of the 8.875% Senior Notes have been included in the 2011 maturities in the table above. See Note 17—Subsequent Events.

Letters of Credit

As of December 31, 2010, there were outstanding standby letters of credit totaling  $560.5 million. Of this amount,  $513.4 million was issued under the Senior Credit Facilities ( $277.6 million of which was issued for the benefit of the ABS Program) and the remainder is primarily to support self-insurance programs (including insurance policies with respect to which we have agreed to indemnify the policy issuers for any losses) as well as airport concession obligations in the United States, Canada and Europe. As of December 31, 2010, none of these letters of credit have been drawn upon.

CORPORATE DEBT

Senior Credit Facilities

Senior Term Facility:    In December 2005, Hertz entered into a credit agreement that provides a  $1,400.0 million secured term loan facility (as amended, the "Senior Term Facility"),  $1,345.0 million of which was outstanding as of December 31, 2010. In addition, the Senior Term Facility includes a pre-funded synthetic letter of credit facility in an aggregate principal amount of  $250.0 million.

Senior ABL Facility:    In December 2005, Hertz, HERC and certain other of our subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of  $1,800.0 million (subject to borrowing base availability) on a revolving basis under an asset-based revolving credit facility (as amended, the "Senior ABL Facility"). Up to  $600.0 million of the Senior ABL Facility is available for the issuance of letters of credit.

We refer to the Senior Term Facility and the Senior ABL Facility together as the "Senior Credit Facilities." Hertz's obligations under the Senior Credit Facilities are guaranteed by its immediate parent (Hertz Investors, Inc.) and most of its direct and indirect domestic subsidiaries (subject to certain exceptions, including Hertz International Limited, which ultimately owns entities carrying on most of our international operations, and subsidiaries involved in the U.S. ABS Program). In addition, the obligations of the "Canadian borrowers" under the Senior ABL Facility are guaranteed by their respective subsidiaries, if any, subject to limited exceptions.

The lenders under the Senior Credit Facilities have been granted a security interest in substantially all of the tangible and intangible assets of the borrowers and guarantors under those facilities, including pledges of the stock of certain of their respective subsidiaries (subject, in each case, to certain exceptions, including certain vehicles).

The Senior Credit Facilities contain a number of covenants that, among other things, limit or restrict the ability of Hertz and its subsidiaries (which we refer to as the "Hertz credit group") to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make dividends and other restricted payments (including to the parent entities of Hertz and other persons), create liens, make investments, make acquisitions, engage in mergers, fundamentally change the nature of their business, make capital expenditures, or engage in certain transactions with affiliates that are not within the Hertz credit group.

Under the Senior Term Facility, the Hertz credit group is subject to financial covenants, including a requirement to maintain a specified leverage ratio and a specified interest coverage ratio for specified periods.

Under the Senior ABL Facility, if the borrowers fail to maintain a specified minimum level of borrowing availability, the Hertz credit group will then be subject to financial covenants under such facility, including a specified leverage ratio and a specified fixed charge coverage ratio.

Covenants in the Senior Term Facility restrict payment of cash dividends to any parent of Hertz, including Hertz Holdings, except (i) in an aggregate amount not to exceed the greater of a specified minimum amount and 1.0% of tangible assets less certain investments (which payments are deducted in determining the amount available as described in the next clause (ii)), (ii) in additional amounts up to a specified available amount determined by reference to, among other things, 50% of net income from October 1, 2005 to the end of the most recent fiscal quarter for which financial statements of Hertz are available (less certain investments) and (iii) in additional amounts, up to a specified amount of certain equity contributions made to Hertz (less certain investments).

Covenants in the Senior ABL Facility restrict payment of cash dividends to any parent of Hertz, including Hertz Holdings, except in an aggregate amount, taken together with certain other investments, acquisitions and optional prepayments, not to exceed  $100 million. Hertz may also pay additional cash dividends under the Senior ABL Facility in any amount, so long as (a) there is at least  $250 million of borrowing base availability under the Senior ABL Facility after giving effect to the proposed dividend, (b) if certain other payments when taken together with the proposed dividend would exceed  $50 million in a 30-day period, Hertz can demonstrate projected average borrowing base availability in the following six month period of  $250 million or more, (c) (i) Hertz is in pro forma compliance with the specified leverage ratio and the specified fixed charge coverage ratio set forth in the Senior ABL Facility or (ii) the amount of the proposed dividend does not exceed the sum of (x) 1.0% of tangible assets plus (y) a specified available amount determined by reference to, among other things, 50% of net income from October 1, 2005 to the end of the most recent fiscal quarter for which financial statements of Hertz are available (which amount is net of amounts paid under the foregoing clause (x)) plus (z) a specified amount of certain equity contributions made to Hertz and (d) no default exists or would result from such dividends.

We are in the process of refinancing the Senior Credit Facilities. We expect to complete this process in the first half of 2011.

Senior Notes and Senior Subordinated Notes

References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of December 31, 2010, the outstanding principal amount for each such series of the Senior Notes is also specified below.

Senior Notes	Outstanding Principal
8.875% Senior Notes due January 2014	$1,747.3 million
7.875% Senior Notes due January 2014	$282.3 million (€213.5 million)
7.50% Senior Notes due October 2018 (issued September 2010)	$700 million
7.375% Senior Notes due January 2021 (issued December 2010)	$500 million

References to the "Senior Subordinated Notes" are to Hertz's 10.5% Senior Subordinated Notes due January 2016.

In January 2011, we redeemed the Senior Subordinated Notes in full and, in January and February 2011, we redeemed  $1,105 million principal amount of the outstanding 8.875% Senior Notes. See Note 17—Subsequent Events.

Hertz's obligations under the indentures for the Senior Notes are guaranteed by each of its direct and indirect domestic subsidiaries that is a guarantor under the Senior Term Facility. The guarantees of all of the subsidiary guarantors may be released to the extent such subsidiaries no longer guarantee our Senior Credit Facilities in the United States. HERC may also be released from its guarantee under certain of the Senior Notes at any time at which no event of default under the indenture has occurred and is continuing, notwithstanding that HERC may remain a subsidiary of Hertz.

The indentures for the Senior Notes contain covenants that, among other things, limit or restrict the ability of the Hertz credit group to incur additional indebtedness, incur guarantee obligations, prepay certain indebtedness, make certain restricted payments (including paying dividends, redeeming stock or making other distributions to parent entities of Hertz and other persons outside of the Hertz credit group), make investments, create liens, transfer or sell assets, merge or consolidate, and enter into certain transactions with Hertz's affiliates that are not members of the Hertz credit group.

The covenants in the indentures for the Senior Notes also restrict Hertz and other members of the Hertz credit group from redeeming stock or making loans, advances, dividends, distributions or other restricted payments to any entity that is not a member of the Hertz credit group, including Hertz Holdings, subject to certain exceptions.

Pursuant to the terms of exchange and registration rights agreements entered into in connection with the separate issuances of the 7.5% Senior Notes due 2018 and the 7.375% Senior Notes due 2021, Hertz has agreed to file a registration statement under the Securities Act of 1933, as amended, to permit either the exchange of such notes for registered notes or, in the alternative, the registered resale of such notes. Hertz's failure to meet its obligations under the exchange and registration rights agreements, including by failing to have the respective registration statement become effective by a specified date or failing to complete the respective exchange offer by a specified date, will result in Hertz incurring special interest on such notes at a per annum rate of 0.25% for the first 90 days of any period where a default has occurred and is continuing, which rate will be increased by an additional 0.25% during each subsequent 90 day period, up to a maximum of 0.50%. We do not believe the special interest obligation is probable, and as such, we have not recorded any amounts with respect to this registration payment arrangement.

Promissory Notes

References to our "Promissory Notes" relate to our pre-2005 Acquisition promissory notes issued under three separate indentures.

FLEET DEBT

The governing documents of certain of the fleet debt financing arrangements specified below contain covenants that, among other things, significantly limit or restrict (or upon certain circumstances may significantly limit or restrict) the ability of the borrowers, and the guarantors if applicable, to make certain restricted payments (including paying dividends, redeeming stock, making other distributions, loans or advances) to Hertz Holdings and Hertz, whether directly or indirectly.

U.S. ABS Program

Hertz Vehicle Financing LLC, an insolvency remote, direct, wholly-owned, special purpose subsidiary of Hertz, or "HVF," is the issuer under the U.S. ABS Program. HVF has entered into a base indenture that permits it to issue term and revolving rental car asset-backed securities, the collateral for which consists primarily of a substantial portion of the rental car fleet used in Hertz's domestic car rental operations and contractual rights related to such vehicles.

References to the "U.S. ABS Program" include HVF's U.S. Fleet Variable Funding Notes together with HVF's U.S. Fleet Medium Term Notes.

U.S. Fleet Variable Funding Notes

References to the "U.S. Fleet Variable Funding Notes" include HVF's Series 2009-1 Variable Funding Rental Car Asset Backed Notes (as amended, the "Series 2009-1 Notes") and Series 2010-2 Variable Funding Rental Car Asset Backed Notes (the "Series 2010-2 Notes"), collectively. The U.S. Fleet Variable Funding Notes provide for aggregate maximum borrowings of  $2,138.0 million (subject to borrowing base availability) on a revolving basis under two separate asset-backed variable funding note facilities. Although the terms of the Series 2010-2 Notes are similar to the terms of the Series 2009-1 Notes, the Series 2010-2 Notes are secured by a pool of collateral segregated from the collateral securing HVF's other outstanding notes, including the Series 2009-1 Notes.

In December 2010, HVF purchased interest rate caps relating to both the Series 2009-1 Notes and the Series 2010-2 Notes. Concurrently, Hertz sold offsetting interest rate caps relating to both the Series 2009-1 Notes and the Series 2010-2 Notes, thereby neutralizing the hedge on a consolidated basis and reducing the net cost of the hedge. See Note 13—Financial Instruments.

U.S. Fleet Medium Term Notes

References to the "U.S. Fleet Medium Term Notes" include HVF's Series 2009-2 Notes and Series 2010-1 Notes, collectively.

Series 2009-2 Notes.    In October 2009, HVF issued the Series 2009-2 Rental Car Asset Back Notes, Class A (the "Series 2009-2 Class A Notes") in an aggregate original principal amount of  $1.2 billion. In June 2010, HVF issued the Subordinated Series 2009-2 Rental Car Asset Backed Notes, Class B (the "Series 2009-2 Class B Notes" and together with the Series 2009-2 Class A Notes, the "Series 2009-2 Notes") in an aggregate original principal amount of  $184.3 million.

Series 2010-1 Notes.    In July 2010, HVF issued the Series 2010-1 Rental Car Asset Backed Notes (the "Series 2010-1 Notes") in an aggregate original principal amount of  $750 million.

Fleet Debt—Other

U.S. Fleet Financing Facility

In September 2006, Hertz and Puerto Ricancars, Inc., a Puerto Rican corporation and wholly-owned indirect subsidiary of Hertz, or "PR Cars," entered into a credit agreement that provides for aggregate maximum borrowings of  $165.0 million (subject to borrowing base availability) on a revolving basis under an asset-based revolving credit facility (as amended, the "U.S. Fleet Financing Facility"). The U.S. Fleet Financing Facility is the primary fleet financing for our rental car operations in Hawaii, Kansas, Puerto Rico and St. Thomas, the U.S. Virgin Islands ("St. Thomas").

The obligations of each of Hertz and PR Cars under the U.S. Fleet Financing Facility are guaranteed by certain of Hertz's direct and indirect domestic subsidiaries. In addition, the obligations of PR Cars under the U.S. Fleet Financing Facility are guaranteed by Hertz. The lenders under the U.S. Fleet Financing Facility have been granted a security interest primarily in the owned rental car fleet used in our car rental operations in Hawaii, Puerto Rico and St. Thomas and certain contractual rights related to such vehicles in Kansas, Hawaii, Puerto Rico and St. Thomas.

European Revolving Credit Facility and European Fleet Notes

In June 2010, Hertz Holdings Netherlands B.V., an indirect wholly-owned subsidiary of Hertz organized under the laws of The Netherlands ("HHN BV"), entered into a credit agreement that provides for aggregate maximum borrowings of €220 million (the equivalent of  $291.0 million as of December 31, 2010) (subject to borrowing base availability) on a revolving basis under an asset-based revolving credit facility (the "European Revolving Credit Facility"), and issued the 8.50% Senior Secured Notes due July 2015 (the "European Fleet Notes") in an aggregate original principal amount of €400 million (the equivalent of  $529.0 million as of December 31, 2010). References to the "European Fleet Debt" include HHN BV's European Revolving Credit Facility and the European Fleet Notes, collectively.

The European Fleet Debt is the primary fleet financing for our rental car operations in Germany, Italy, Spain, Belgium, Luxembourg and Switzerland, and can be expanded to provide fleet financing in Australia, Canada, France, The Netherlands, New Zealand, and the United Kingdom.

The obligations of HHN BV under the European Fleet Debt are guaranteed by Hertz and certain of Hertz's domestic and foreign subsidiaries.

The agreements governing the European Revolving Credit Facility and the indenture governing the European Fleet Notes contain covenants that apply to the Hertz credit group similar to those for the Senior Notes. In addition, the agreements and indenture contain a combination of security arrangements, springing covenants and "no liens" covenants intended to give the lenders under the European Fleet Debt enhanced recourse to certain assets of HHN BV and certain foreign subsidiaries of Hertz. The terms of the European Fleet Debt permit HHN BV to incur additional indebtedness that would be pari passu with either the European Revolving Credit Facility or the European Fleet Notes.

European Securitization

In July 2010, certain foreign subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of €400 million (the equivalent of  $529.0 million as of December 31, 2010) (subject to borrowing base availability) on a revolving basis under an asset-backed securitization facility, or the "European Securitization." The European Securitization is the primary fleet financing for our rental car operations in France and The Netherlands. The lenders under the European Securitization have been granted a security interest primarily in the owned rental car fleet used in our car rental operations in France and The Netherlands and certain contractual rights related to such vehicles.

Canadian Securitization

In May 2007, certain foreign subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of CAD $225 million (the equivalent of  $224.8 million as of December 31, 2010) (subject to borrowing base availability) on a revolving basis under an asset-backed securitization facility (as amended, the "Canadian Securitization"). The Canadian Securitization is the primary fleet financing for our rental car operations in Canada. The lenders under the Canadian Securitization have been granted a security interest primarily in the owned rental car fleet used in our car rental operations in Canada and certain contractual rights related to such vehicles.

Australian Securitization

In November 2010, certain foreign subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of A $250 million (the equivalent of  $254.5 million as of December 31, 2010) (subject to borrowing base availability) on a revolving basis under an asset-backed securitization facility (the "Australian Securitization"). The Australian Securitization is the primary fleet financing for our rental car operations in Australia. The lenders under the Australian Securitization have been granted a security interest primarily in the owned rental car fleet used in our car rental operations in Australia and certain contractual rights related to such vehicles. In connection with the issuance of the Australian Securitization, an interest rate cap was purchased by the foreign subsidiaries. Concurrently, Hertz sold an offsetting interest rate cap, thereby neutralizing the hedge on a consolidated basis and reducing the net cost of the hedge. See Note 13—Financial Instruments.

Brazilian Fleet Financing Facility

In December 2010, a foreign subsidiary amended its asset-based credit facility (as amended, the "Brazilian Fleet Financing Facility") which was the primary fleet financing for our rental car operations in Brazil. In February 2011, we paid off the maturing amount of the Brazilian Fleet Financing Facility and the collateral thereunder was released and the guaranty thereunder was terminated.

Capitalized Leases

References to the "Capitalized Leases" include the capitalized lease financings outstanding in the United Kingdom (the "U.K. Leveraged Financing"), Australia, The Netherlands and the United States. The amount available under the U.K. Leveraged Financing, which is the largest portion of the Capitalized Leases, increases over the term of the facility to £195.0 million (the equivalent of  $302.3 million as of December 31, 2010).

Financial Covenant Compliance

As of December 31, 2010, we were in compliance with all financial covenants in our various debt instruments. Based on our current projections, we believe that we will remain in compliance with our corporate debt covenants over the next twelve months.

Borrowing Capacity and Availability

As of December 31, 2010, the following facilities were available for our use (in millions of dollars):

	Remaining Capacity	Availability Under Borrowing Base Limitation
Corporate Debt
Senior ABL Facility	$1,467.2	$795.8

Total Corporate Debt	1,467.2	795.8

Fleet Debt
U.S. Fleet Variable Funding Notes	615.1	88.1
U.S. Fleet Financing Facility	2.0	2.0
European Revolving Credit Facility	121.5	121.5
European Securitization	253.4	71.3
Canadian Securitization	144.4	11.2
Australian Securitization	71.2	10.0
Brazilian Fleet Financing Facility	0.9	—
Capitalized Leases	82.9	—

Total Fleet Debt	1,291.4	304.1

Total	$2,758.6	$1,099.9

Our borrowing capacity and availability primarily comes from our "revolving credit facilities," which are a combination of asset-backed securitization facilities and asset-based revolving credit facilities. Creditors under each of our revolving credit facilities have a claim on a specific pool of assets as collateral. Our ability to borrow under each revolving credit facility is a function of, among other things, the value of the assets in the relevant collateral pool. We refer to the amount of debt we can borrow given a certain pool of assets as the "borrowing base."

We refer to "Remaining Capacity" as the maximum principal amount of debt permitted to be outstanding under the respective facility (i.e., the amount of debt we could borrow assuming we possessed sufficient assets as collateral) less the principal amount of debt then-outstanding under such facility.

We refer to "Availability Under Borrowing Base Limitation" and "borrowing base availability" as the lower of Remaining Capacity or the borrowing base less the principal amount of debt then-outstanding under such facility (i.e., the amount of debt we could borrow given the collateral we possess at such time).

As of December 31, 2010, the Senior Term Facility had approximately  $54.5 million available under the letter of credit facility and the Senior ABL Facility had  $282.2 million available under the letter of credit facility sublimit.

Substantially all of our revenue earning equipment and certain related assets are owned by special purpose entities, or are encumbered in favor of our lenders under our various credit facilities.

Some of these special purpose entities are consolidated variable interest entities, of which Hertz is the primary beneficiary, whose sole purpose is to provide commitments to lend in various currencies subject to borrowing bases comprised of rental vehicles and related assets of certain of Hertz International, Ltd.'s subsidiaries. As of December 31, 2010 and 2009, our International Fleet Financing No. 1 B.V., International Fleet Financing No. 2 B.V. and HA Funding Pty, Ltd. variable interest entities had total assets primarily comprised of loans receivable and revenue earning equipment of  $652.1 million and  $819.0 million, respectively, and total liabilities primarily comprised of debt of  $651.6 million and  $818.8 million, respectively.

Accrued Interest

As of December 31, 2010 and 2009, accrued interest was  $164.4 million and  $118.9 million, respectively, which is reflected in our consolidated balance sheet in "Other accrued liabilities."

Employee Retirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Employee Retirement Benefits
Employee Retirement Benefits

Note 8—Employee Retirement Benefits

The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense (in millions of dollars):

	Pension Benefits
					Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	Three Months Ended March 31,
	2011	2010	2011	2010	2011	2010
Components of Net Periodic Benefit Cost:
Service cost	$6.2	$6.7	$1.7	$1.3	$0.1	$0.1
Interest cost	6.5	6.8	2.8	2.6	0.2	0.2
Expected return on plan assets	(7.1)	(6.7)	(3.1)	(2.5)	—	—
Net amortization	2.0	1.7	(0.3)	(0.1)	—	(0.1)
Settlement loss	0.3	0.3	—	—	—	—

Net pension/postretirement expense	$7.9	$8.8	$1.1	$1.3	$0.3	$0.2

Our policy for funded plans is to contribute annually, at a minimum, amounts required by applicable laws, regulations and union agreements. From time to time we make contributions beyond those legally required. For the three months ended March 31, 2011 and 2010, we contributed  $44.8 million and  $36.0 million, respectively, to our worldwide pension plans, including discretionary contributions of  $12.3 million and  $1.8 million, respectively, to our United Kingdom, or "U.K.," defined benefit pension plan and benefit payments made through unfunded plans. Based upon the significant decline in asset values in 2008, which were in line with the overall market declines, it is likely we will continue to make cash contributions in 2011 and possibly in future years.

We sponsor a defined benefit pension plan in the U.K. In January 2011, we tentatively agreed with the trustees of that plan to cease all future benefit accruals and to close the plan to members, contingent on the outcome of the consultation process with employees that ends in May. We will introduce a defined contribution plan with company matching contributions to replace the defined benefit pension plan. The company matching contributions will generally be 100% of the employee contributions, up to 8% of pay, except that current members of the defined benefit plan will receive an enhanced match for five years.

Our obligation for the U.K. pension plan was  $163.4 million, with a fair value of assets of about  $145.6 million, as of December 31, 2010. We recognized expense of  $1.3 million in 2010.

If the proposal to close the scheme occurs during 2011, then this will result in somewhat lower contributions this year into the defined benefit plan, which will be offset by matching contributions to the new defined contribution plan.

We participate in various "multiemployer" pension plans. In the event that we withdraw from participation in one of these plans, then applicable law could require us to make an additional lump-sum contribution to the plan, and we would have to reflect that as an expense in our consolidated statement of operations and as a liability on our condensed consolidated balance sheet. Our withdrawal liability for any multiemployer plan would depend on the extent of the plan's funding of vested benefits. At least one multiemployer plan in which we participate is reported to have, and other of our multiemployer plans could have, significant underfunded liabilities. Such underfunding may increase in the event other employers become insolvent or withdraw from the applicable plan or upon the inability or failure of withdrawing employers to pay their withdrawal liability. In addition, such underfunding may increase as a result of lower than expected returns on pension fund assets or other funding deficiencies.

Note 5—Employee Retirement Benefits

Qualified U.S. employees, after completion of specified periods of service, are eligible to participate in The Hertz Corporation Account Balance Defined Benefit Pension Plan, or the "Hertz Retirement Plan," a cash balance plan. Under this qualified Hertz Retirement Plan, we pay the entire cost and employees are not required to contribute.

Most of our international subsidiaries have defined benefit retirement plans or participate in various insured or multiemployer plans. In certain countries, when the subsidiaries make the required funding payments, they have no further obligations under such plans. We participate in various multiemployer pension plans administered by labor unions representing some of our employees. We make periodic contributions to these plans to allow them to meet their pension benefit obligations to their participants. Contributions to U.S. multiemployer plans were  $7.7 million,  $6.3 million and  $7.3 million for years ended December 31, 2010, 2009 and 2008, respectively.

Company plans are generally funded, except for certain nonqualified U.S. defined benefit plans and in Germany, where unfunded liabilities are recorded.

We sponsor defined contribution plans for certain eligible U.S. and non-U.S. employees. We match contributions of participating employees on the basis specified in the plans.

We also sponsor postretirement health care and life insurance benefits for a limited number of employees with hire dates prior to January 1, 1990. The postretirement health care plan is contributory with participants' contributions adjusted annually. An unfunded liability is recorded. We also have a key officer postretirement car benefit plan that provides the use of a vehicle for retired Senior Vice Presidents and above who have a minimum of 20 years of service and who retired at age 58 or above.

We use a December 31 measurement date for all our plans.

The following tables set forth the funded status and the net periodic pension cost of the Hertz Retirement Plan, other postretirement benefit plans (including health care and life insurance plans covering domestic ("U.S.") employees and the retirement plans for international operations ("Non-U.S."), together with amounts included in our consolidated balance sheets and statements of operations (in millions of dollars):

	Pension Benefits
					Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	2010	2009	2010	2009	2010	2009
Change in Benefit Obligation
Benefit obligation at January 1	$504.7	$438.8	$191.0	$163.5	$13.7	$12.9
Service cost	24.0	22.0	5.2	5.6	0.3	0.1
Interest cost	26.1	27.9	9.7	9.5	0.9	0.8
Employee contributions	—	—	1.1	1.1	0.9	0.5
Plan amendments	—	—	(13.6)	—	—	—
Plan curtailments	—	—	(0.2)	(0.3)	—	—
Plan settlements	(3.4)	(11.0)	(0.3)	(1.6)	—	—
Benefits paid	(18.4)	(36.4)	(3.9)	(4.7)	(2.3)	(1.3)
Foreign exchange translation	—	—	(9.4)	15.5	—	—
Actuarial loss	16.7	63.4	22.7	2.7	5.5	0.7
Other	—	—	(0.8)	(0.3)	—	—

Benefit obligation at December 31	$549.7	$504.7	$201.5	$191.0	$19.0	$13.7

Change in Plan Assets
Fair value of plan assets at January 1	$284.2	$237.0	$139.2	$103.3	$—	$—
Actual return on plan assets	43.5	39.3	17.6	23.1	—	—
Company contributions	60.0	55.3	6.1	6.7	1.4	0.7
Employee contributions	—	—	1.1	1.1	0.9	0.5
Plan settlements	(3.4)	(11.0)	(0.3)	(1.6)	—	—
Benefits paid	(18.4)	(36.4)	(3.9)	(4.7)	(2.3)	(1.2)
Foreign exchange translation	—	—	(6.1)	11.6	—	—
Other	—	—	(0.9)	(0.3)	—	—

Fair value of plan assets at December 31	$365.9	$284.2	$152.8	$139.2	$—	$—

Funded Status of the Plan
Plan assets less than benefit obligation	$(183.8)	$(220.5)	$(48.7)	$(51.8)	$(19.0)	$(13.7)

	Pension Benefits
					Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	2010	2009	2010	2009	2010	2009
Amounts recognized in balance sheet:
Liabilities	$(183.8)	$(220.5)	$(48.7)	$(51.8)	$(19.0)	$(13.7)

Net obligation recognized in the balance sheet	$(183.8)	$(220.5)	$(48.7)	$(51.8)	$(19.0)	$(13.7)

Prior service cost	$(0.1)	$(0.1)	$12.9	$—	$—	$—
Net gain (loss)	(115.6)	(120.7)	(11.4)	4.6	(1.9)	3.6

Accumulated other comprehensive income (loss)	(115.7)	(120.8)	1.5	4.6	(1.9)	3.6
Unfunded accrued pension or postretirement benefit	(68.1)	(99.7)	(50.2)	(56.4)	(17.1)	(17.3)

Net obligation recognized in the balance sheet	$(183.8)	$(220.5)	$(48.7)	$(51.8)	$(19.0)	$(13.7)

Total recognized in other comprehensive (income) loss	$(5.1)	$45.0	$3.1	$(11.9)	$5.5	$1.0

Total recognized in net periodic benefit cost and other comprehensive (income) loss	$23.4	$74.0	$6.8	$(5.0)	$6.8	$1.5

Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Net gain (loss)	$(7.6)	$(5.6)	$1.1	$0.4	$(0.1)	$0.3

Accumulated Benefit Obligation at December 31	$489.7	$449.4	$192.8	$183.7	N/A	N/A

Weighted-average assumptions as of December 31
Discount rate	5.12%	5.42%	5.36%	5.78%	4.95%	5.40%
Expected return on assets	8.40%	8.50%	7.46%	7.45%	N/A	N/A
Average rate of increase in compensation	4.4%	4.4%	3.7%	3.7%	N/A	N/A
Initial health care cost trend rate	—	—	—	—	8.36%	8.65%
Ultimate health care cost trend rate	—	—	—	—	4.5%	4.5%
Number of years to ultimate trend rate	—	—	—	—	19	20

The discount rate used to determine the December 31, 2010 benefit obligations for U.S. pension plans is based on the rate from the Citigroup Pension Discount Curve that is appropriate for the duration of our plan liabilities. For our plans outside the U.S., the discount rate reflects the market rates for high-quality corporate bonds currently available. The discount rate in a country was determined based on a yield curve constructed from high quality corporate bonds in that country. The rate selected from the yield curve has a duration that matches our plan.

The expected return on plan assets for each funded plan is based on expected future investment returns considering the target investment mix of plan assets.

	Pension Benefits
	U.S.			Non-U.S.
	Years ended December 31,			Years ended December 31,
	2010	2009	2008	2010	2009	2008
Components of Net Periodic Benefit Cost:
Service cost	$24.0	$22.0	$23.1	$5.2	$5.6	$8.1
Interest cost	26.1	27.9	27.4	9.7	9.5	10.2
Expected return on plan assets	(26.6)	(22.7)	(23.5)	(10.0)	(7.6)	(11.4)
Amortization:
Losses and other	4.6	0.4	0.4	(1.0)	(0.4)	(0.7)
Curtailment gain	—	—	—	(0.2)	(0.3)	(0.7)
Settlement loss	0.4	1.4	3.7	—	0.1	0.1
Special termination cost	—	—	2.1	—	—	—

Net pension expense	$28.5	$29.0	$33.2	$3.7	$6.9	$5.6

Weighted-average discount rate for expense (January 1)	5.42%	6.39%	6.30%	5.71%	5.59%	5.51%
Weighted-average assumed long-term rate of return on assets (January 1)	8.50%	8.25%	8.50%	7.46%	6.79%	7.22%

The balance in "Accumulated other comprehensive income (loss)" at December 31, 2010 and 2009 relating to pension benefits was  $70.2 million and  $66.5 million, respectively.

	Postretirement Benefits (U.S.)
	Years ended December 31,
	2010	2009	2008
Components of Net Periodic Benefit Cost:
Service cost	$0.3	$0.1	$0.1
Interest cost	0.9	0.7	0.7
Amortization:
Losses and other	—	(0.3)	(2.9)
Special termination benefit cost	—	—	—

Net postretirement expense	$1.2	$0.5	$(2.1)

Weighted-average discount rate for expense	5.4%	6.2%	6.3%
Initial health care cost trend rate	8.7%	9.0%	9.5%
Ultimate health care cost trend rate	4.5%	5.0%	5.0%
Number of years to ultimate trend rate	19	9	8

Changing the assumed health care cost trend rates by one percentage point is estimated to have the following effects (in millions of dollars):

	One Percentage Point
	Increase	Decrease
Effect on total of service and interest cost components	$0.1	$(0.1)
Effect on postretirement benefit obligation	$0.6	$(0.6)

The provisions charged to income for the years ended December 31, 2010, 2009 and 2008 for all other pension plans were approximately (in millions of dollars)  $8.8,  $7.3 and  $8.0, respectively.

The provisions charged to income for the years ended December 31, 2010, 2009 and 2008 for the defined contribution plans were approximately (in millions of dollars)  $14.8,  $6.9 and  $16.3, respectively.

Plan Assets

We have a long-term investment outlook for the assets held in our Company sponsored plans, which is consistent with the long-term nature of each plan's respective liabilities. We have two major plans which reside in the U.S. and the U.K.

The U.S. Plan, or the "Plan," currently has a target asset allocation of 70% equity and 30% fixed income. The equity portion of the Plan is invested in one passively managed S&P 500 index fund, one passively managed U.S. small/midcap fund and one actively managed international portfolio. The fixed income portion of the Plan is actively managed by a professional investment manager and is benchmarked to the Barclays Long Govt/Credit Index. The Plan assumes an 8.4% rate of return on assets, which represents the expected long-term annual weighted-average return for the Plan in total.

The U.K. Plan currently invests in a professionally managed Balanced Consensus Index Fund, which has the investment objective of achieving a total return relatively equal to its benchmark. The benchmark is based upon the average asset weightings of a broad universe of U.K. pension funds invested in pooled investment vehicles and each of their relevant indices. The asset allocation as of December 31, 2010, was 87% equity, 6% fixed income and 7% cash. The U.K. Plan currently assumes a rate of return on assets of 7.5%, which represents the expected long-term annual weighted-average return.

The fair value measurements of our U.S. pension plan assets are based upon significant observable inputs (Level 2) and relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories (in millions of dollars):

	December 31,
Asset Category	2010	2009
Cash and cash equivalents	$4.0	$4.6
Equity Securities:
U.S. Large Cap	106.3	80.2
U.S. Mid Cap	29.5	23.8
U.S. Small Cap	23.5	18.4
International Large Cap	80.8	63.4
Fixed Income Securities:
U.S. Treasuries	49.8	44.6
Corporate Bonds	61.9	45.4
Government Bonds	1.3	—
Municipal Bonds	4.7	1.1
Real Estate (REITs)	4.1	2.7

Total fair value of pension plan assets	$365.9	$284.2

The fair value measurements of our U.K. pension plan assets are based upon significant observable inputs (Level 2) and relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories (in millions of dollars):

	December 31,
Asset Category	2010	2009
Cash and cash equivalents	$10.7	$8.4
U.K. Equities	54.1	48.7
Overseas Equities	72.3	60.6
U.K. Conventional Gilts	4.1	5.4
Overseas Bonds	—	4.9
Corporate Bonds	3.7	3.5
Index-Linked Gilts-Stocks	0.7	0.8

Total fair value of pension plan assets	$145.6	$132.3

Contributions

Our policy for funded plans is to contribute annually, at a minimum, amounts required by applicable laws, regulations and union agreements. From time to time we make contributions beyond those legally required. In 2010, we made discretionary cash contributions to our U.S. qualified pension plan of  $54.2 million. In 2009, we made discretionary cash contributions to our U.S. qualified pension plan of  $42.6 million. Based upon the significant decline in asset values in 2008, which were in line with the overall market declines, it is likely we will continue to make cash contributions in 2011 and possibly in future years. We expect to contribute between  $45 million and  $90 million to our U.S. plan during 2011. The level of 2011 and future contributions will vary, and is dependent on a number of factors including investment returns, interest rate fluctuations, plan demographics, funding regulations and the results of the final actuarial valuation.

Estimated Future Benefit Payments

The following table presents estimated future benefit payments (in millions of dollars):

	Pension Benefits	Postretirement Benefits (U.S.)
2011	$24.2	$1.5
2012	28.5	1.4
2013	31.9	1.4
2014	34.5	1.5
2015	37.5	1.5
2016-2020	242.8	7.2

	$399.4	$14.5

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

Note 9—Stock-Based Compensation

In March 2011, Hertz Holdings granted 371,505 Restricted Stock Units, or "RSUs," to certain executives and employees at fair values ranging from  $14.60 to  $15.02 and 693,313 Performance Stock Units, or "PSUs," at a fair value of  $14.60 under the Hertz Global Holdings, Inc. 2008 Omnibus Incentive Plan, or the "Omnibus Plan." For the PSUs, 499,515 have a performance condition under which the number of units that will ultimately be awarded will vary from 0% to 150% of the original grant, based on the sum of 2011 and 2012 Corporate EBITDA results. The remaining 193,798 PSUs granted contain a market condition whereby the 20 day average trailing stock price must equal or exceed a certain price target at any time during the five year performance period.

In March 2011, Hertz Holdings granted options to acquire 2,108,944 shares of its common stock to certain executives and employees at exercise prices ranging from  $14.60 to  $15.02 under the Omnibus Plan.

The non-cash stock-based compensation expense associated with the Prior Plans (as defined below) and the Omnibus Plan is pushed down from Hertz Holdings and recorded on the books at the Hertz level.

A summary of the total compensation expense and associated income tax benefits recognized under the Hertz Global Holdings, Inc. Stock Incentive Plan and Hertz Global Holdings, Inc. Director Stock Incentive Plan, or the "Prior Plans," and the Omnibus Plan, including the cost of stock options, RSUs, and PSUs, is as follows (in millions of dollars):

	Three Months Ended March 31,
	2011	2010
Compensation Expense	$9.1	$9.0
Income Tax Benefit	(3.5)	(3.5)

Total	$5.6	$5.5

As of March 31, 2011, there was approximately  $48.0 million of total unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted by Hertz Holdings under the Prior Plans and the Omnibus Plan, including costs related to modifying the exercise prices of certain option grants in order to preserve the intrinsic value of the options, consistent with applicable tax law, to reflect special cash dividends of  $4.32 per share paid on June 30, 2006 and  $1.12 per share paid on November 21, 2006. The total unrecognized compensation cost is expected to be recognized over the remaining 1.7 years, on a weighted average basis, of the requisite service period that began on the grant dates.

Note 6—Stock-Based Compensation

Plans

On February 28, 2008, the Board of Directors of Hertz and Hertz Holdings jointly adopted the Hertz Global Holdings, Inc. 2008 Omnibus Incentive Plan, or the "Omnibus Plan," which was approved by the stockholders of Hertz Holdings at the annual meeting of stockholders held on May 15, 2008 and amended and restated on May 27, 2010. A maximum of 32.7 million shares are reserved for issuance under the Omnibus Plan. The Omnibus Plan provides for grants of both equity and cash awards, including non-qualified stock options, incentive stock options, stock appreciation rights, performance awards (shares and units), restricted stock, restricted stock units and deferred stock units to key executives, employees and non-management directors. We also granted awards under the Hertz Global Holdings, Inc. Stock Incentive Plan, or the "Stock Incentive Plan," and the Hertz Global Holdings, Inc. Director Stock Incentive Plan, or the "Director Plan", or collectively the "Prior Plans."

The Omnibus Plan provides that no further awards will be granted pursuant to the Prior Plans. However, awards that had been previously granted pursuant to the Prior Plans will continue to be subject to and governed by the terms of the Prior Plans. As of December 31, 2010, there were 11.2 million shares of Hertz Holdings' common stock underlying awards outstanding under the Prior Plans. In addition, as of December 31, 2010, there were 10.3 million shares of Hertz Holdings' common stock underlying awards outstanding under the Omnibus Plan.

In addition to the 21.5 million shares underlying outstanding awards as of December 31, 2010, we had 20.1 million shares of Hertz Holdings' common stock available for issuance under the Omnibus Plan. The shares of common stock to be delivered under the Omnibus Plan may consist, in whole or in part, of common stock held in treasury or authorized but unissued shares of common stock, not reserved for any other purpose.

Shares subject to any award granted under the Omnibus Plan that for any reason are canceled, terminated, forfeited, settled in cash or otherwise settled without the issuance of common stock after the effective date of the Omnibus Plan will generally be available for future grants under the Omnibus Plan.

Impact on Results

A summary of the total compensation expense and associated income tax benefits recognized under our Prior Plans and the Omnibus Plan, including the cost of stock options, restricted stock units, or "RSUs," and performance stock units, or "PSUs," is as follows (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Compensation Expense	$36.6	$34.5	$27.8
Income Tax Benefit	(14.2)	(13.4)	(10.7)

Total	$22.4	$21.1	$17.1

As of December 31, 2010, there was approximately  $39.8 million of total unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted by Hertz Holdings under the Prior Plans and the Omnibus Plan, including costs related to modifying the exercise prices of certain option grants in order to preserve the intrinsic value of the options, consistent with applicable tax law, to reflect special cash dividends of  $4.32 per share paid on June 30, 2006 and  $1.12 per share paid on November 21, 2006. The total unrecognized compensation cost is expected to be recognized over the remaining 1.4 years, on a weighted average basis, of the requisite service period that began on the grant dates.

Stock Options and Stock Appreciation Rights

All stock options and stock appreciation rights granted under the Omnibus Plan will have a per-share exercise price of not less than the fair market value of one share of Hertz Holdings common stock on the grant date. Stock options and stock appreciation rights will vest based on a minimum period of service or the occurrence of events (such as a change in control, as defined in the Omnibus Plan) specified by the compensation committee of our Board of Directors. No stock options or stock appreciation rights will be exercisable after ten years from the grant date.

We have accounted for our employee stock-based compensation awards in accordance with ASC 718, "Compensation—Stock Compensation." The non-cash stock-based compensation expense associated with the Stock Incentive Plan is pushed down from Hertz Holdings and recorded on the books at the Hertz level. The options are being accounted for as equity-classified awards. We will recognize compensation cost on a straight-line basis over the vesting period. The value of each option award is estimated on the grant date using a Black-Scholes option valuation model that incorporates the assumptions noted in the following table. Because the stock of Hertz Holdings became publicly traded in November 2006 and has a short trading history, it is not practicable for us to estimate the expected volatility of Hertz Holdings' share price, or a peer company share price, because there is not sufficient historical information about past volatility. Therefore, we have used the calculated value method, substituting the historical volatility of an appropriate industry sector index for the expected volatility of Hertz Holdings' common stock price as an assumption in the valuation model. We selected the Dow Jones Specialized Consumer Services sub-sector within the consumer services industry, and we used the U.S. large capitalization component, which includes the top 70% of the index universe (by market value).

The calculation of the historical volatility of the index was made using the daily historical closing values of the index for the preceding 6.25 years, because that is the expected term of the options using the simplified approach.

The risk-free interest rate is the implied zero-coupon yield for U.S. Treasury securities having a maturity approximately equal to the expected term, as of the grant dates. The assumed dividend yield is zero.

Assumption	2010 Grants	2009 Grants	2008 Grants
Expected volatility	36.1%	34.9%	30.8%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (years)	6.25	6.25	5.0 – 6.25
Risk-free interest rate	1.62% – 2.96%	2.90%	2.56 – 3.75%
Weighted-average grant date fair value	$4.00	$1.29	$4.42

A summary of option activity under the Stock Incentive Plan and the Omnibus Plan as of December 31, 2010 is presented below.

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2010	14,110,304	$9.38	7.0	$56,221
Granted	3,291,918	$9.77
Exercised	(1,343,659)	$5.84
Forfeited or Expired	(642,659)	$11.35

Outstanding at December 31, 2010	15,415,904	$9.69	6.7	$84,534

Exercisable at December 31, 2010	9,068,178	$9.75	6.0	$52,529

A summary of non-vested options as of December 31, 2010, and changes during the year, is presented below.

	Non-vested Shares	Weighted- Average Exercise Price	Weighted- Average Grant- Date Fair Value
Non-vested as of January 1, 2010	6,679,380	$9.62	$6.16
Granted	3,291,918	$9.77	$4.00
Vested	(3,196,500)	$10.07	$6.75
Forfeited	(427,072)	$9.19	$4.98

Non-vested as of December 31, 2010	6,347,726	$9.61	$4.91

Additional information pertaining to option activity under the plans is as follows (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Aggregate intrinsic value of stock options exercised	$8.1	$4.2	$6.8
Cash received from the exercise of stock options	7.9	5.3	6.7
Fair value of options that vested	21.6	23.1	22.8
Tax benefit realized on exercise of stock options	0.3	—	—

Performance Stock, Performance Stock Units, Restricted Stock and Restricted Stock Units

Performance stock, PSUs and performance units granted under the Omnibus Plan will vest based on the achievement of pre-determined performance goals over performance periods determined by the compensation committee of the Board of Directors of Hertz Holdings. Each of the units granted under the Omnibus Plan represent the right to receive one share of Hertz Holdings' common stock on a specified future date. In the event of an employee's death or disability, a pro rata portion of the employee's performance stock, performance stock units and performance units will vest to the extent performance goals are achieved at the end of the performance period. Restricted stock and RSUs granted under the Omnibus Plan will vest based on a minimum period of service or the occurrence of events (such as a change in control, as defined in the Omnibus Plan) specified by the compensation committee of the Board of Directors of Hertz Holdings.

A summary of RSU and PSU activity under the Omnibus Plan as of December 31, 2010 is presented below.

	Shares	Weighted- Average Fair Value	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2010	6,977,239	$3.53	$83,169
Granted	1,573,050	10.10
Vested	(2,173,179)	3.79
Forfeited or Expired	(332,521)	4.73

Outstanding at December 31, 2010	6,044,589	$5.08	$87,586

Additional information pertaining to RSU and PSU activity is as follows:

	Years ended December 31,
	2010	2009	2008
Total fair value of awards that vested ( $ millions)	$8.2	$6.2	$—
Weighted average grant date fair value of awards	$10.10	$3.42	$4.98

Compensation expense for RSUs and PSUs is based on the grant date fair value, and is recognized ratably over the vesting period. For grants in 2008, the vesting period is two years (50% in the first year and 50% in the second year). For grants in 2009 and 2010, the vesting period is three years (25% in the first year, 25% in the second year and 50% in the third year). In addition to the service vesting condition, the PSUs granted in March, 2010 had an additional vesting condition which called for the number of units that will be awarded being based on achievement of a certain level of 2010 Corporate EBITDA.

Employee Stock Purchase Plan

On February 28, 2008, upon recommendation of the compensation committee, or "Committee," of the Board of Directors of Hertz Holdings, Hertz Holdings' Board of Directors adopted the Hertz Global Holdings, Inc. Employee Stock Purchase Plan, or the "ESPP," and the plan was approved by the stockholders of Hertz Holdings on May 15, 2008. The ESPP is intended to be an "employee stock purchase plan" within the meaning of Section 423 of the Internal Revenue Code.

The maximum number of shares that may be purchased under the ESPP is 3,000,000 shares of Hertz Holdings' common stock, subject to adjustment in the case of any change in Hertz Holdings' shares, including by reason of a stock dividend, stock split, share combination, recapitalization, reorganization, merger, consolidation or change in corporate structure. An eligible employee may elect to participate in the ESPP each quarter (or other period established by the Committee) through a payroll deduction. The maximum and minimum contributions that an eligible employee may make under all of Hertz Holdings' qualified employee stock purchase plans will be determined by the Committee, provided that no employee may be permitted to purchase stock with an aggregate fair market value greater than  $25,000 per year. At the end of the offering period, the total amount of each employee's payroll deduction will be used to purchase shares of Hertz Holdings' common stock. The purchase price per share will be not less than 85% of the market price of Hertz Holdings' common stock on the date of purchase; the exact percentage for each offering period will be set in advance by the Committee.

For the years ended December 31, 2010, 2009 and 2008, we recognized compensation cost of approximately  $0.6 million ( $0.3 million, net of tax),  $0.5 million ( $0.3 million, net of tax) and  $0.1 million ( $0.1 million, net of tax), respectively, for the amount of the discount on the stock purchased by our employees under the ESPP. Approximately 1,500 employees participated in the ESPP as of December 31, 2010.

Depreciation of Revenue Earning Equipment and Lease Charges	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Depreciation of Revenue Earning Equipment and Lease Charges
Depreciation of Revenue Earning Equipment and Lease Charges

Note 6—Depreciation of Revenue Earning Equipment and Lease Charges

Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Three Months Ended March 31,
	2011	2010
Depreciation of revenue earning equipment	$418.7	$427.9
Adjustment of depreciation upon disposal of revenue earning equipment	(6.2)	14.8
Rents paid for vehicles leased	23.6	16.5

Total	$436.1	$459.2

The adjustment of depreciation upon disposal of revenue earning equipment for the three months ended March 31, 2011 and 2010, included a net gain of  $6.1 million and a net loss of  $11.2 million, respectively, on the disposal of vehicles used in our car rental operations and a net gain of  $0.1 million and a net loss of  $3.6 million, respectively, on the disposal of industrial and construction equipment used in our equipment rental operations.

Depreciation rates are reviewed on a quarterly basis based on management's routine review of present and estimated future market conditions and their effect on residual values at the time of disposal. During the three months ended March 31, 2011, depreciation rates being used to compute the provision for depreciation of revenue earning equipment were adjusted on certain vehicles in our car rental operations to reflect changes in the estimated residual values to be realized when revenue earning equipment is sold. These depreciation rate changes resulted in a net decrease of  $0.6 million in depreciation expense for the three months ended March 31, 2011. During the three months ended March 31, 2011, depreciation rate changes in certain of our equipment rental operations resulted in a net decrease of  $1.0 million in depreciation expense.

For the three months ended March 31, 2011 and 2010, our worldwide car rental operations sold approximately 30,600 and 42,300 non-program cars, respectively, a 27.7% year over year decrease primarily due to an increase in car rental demand.

Note 7—Depreciation of Revenue Earning Equipment and Lease Charges

Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Depreciation of revenue earning equipment	$1,747.0	$1,777.7	$2,011.4
Adjustment of depreciation upon disposal of the equipment	42.9	72.0	74.3
Rents paid for vehicles leased	78.2	81.7	108.5

Total	$1,868.1	$1,931.4	$2,194.2

The adjustment of depreciation upon disposal of revenue earning equipment for the years ended December 31, 2010, 2009 and 2008 included (in millions of dollars) net losses of  $10.0,  $40.7 and  $30.2, respectively, on the disposal of industrial and construction equipment used in our equipment rental operations, and net losses of  $32.9,  $31.3 and  $44.1, respectively, on the disposal of vehicles used in our car rental operations.

Depreciation rates are reviewed on a quarterly basis based on management's routine review of present and estimated future market conditions and their effect on residual values at the time of disposal. During 2010, 2009 and 2008, depreciation rates being used to compute the provision for depreciation of revenue earning equipment were adjusted on certain vehicles in our car rental operations to reflect changes in the estimated residual values to be realized when revenue earning equipment is sold. These depreciation rate changes resulted in net increases of  $19.1 million,  $13.2 million and  $36.6 million in depreciation expense for the years ended December 31, 2010, 2009 and 2008, respectively. Depreciation rate changes in certain of our equipment rental operations resulted in increases of  $3.6 million and  $6.1 million and a net decrease of  $3.9 million in depreciation expense for the years ended December 31, 2010, 2009 and 2008, respectively.

For the years ended December 31, 2010, 2009 and 2008, our worldwide car rental operations sold approximately 158,500, 154,300, 189,300 non-program cars, respectively, a 2.7% increase in 2010 versus 2009 primarily due to a higher average fleet size.

Taxes on Income	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Taxes on Income
Taxes on Income

Note 5—Taxes on Income

The effective tax rate for the three months ended March 31, 2011 and 2010 was 18.7% and 9.7%, respectively. The benefit for taxes on income of  $27.4 million in the three months ended March 31, 2011 increased from  $14.2 million in the three months ended March 31, 2010, primarily due to changes in geographic earnings mix and changes in losses in certain non-U.S. jurisdictions for which tax benefits cannot be realized.

Note 8—Taxes on Income

The components of loss before income taxes for the periods were as follows (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Domestic	$(80.1)	$(122.6)	$(1,167.3)
Foreign	113.5	(21.7)	(216.1)

Total	$33.4	$(144.3)	$(1,383.4)

The total provision (benefit) for taxes on income consists of the following (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Current:
Federal	$10.2	$3.4	$(1.5)
Foreign	41.5	15.8	36.5
State and local	1.5	(1.3)	3.3

Total current	53.2	17.9	38.3

Deferred:
Federal	(18.2)	(27.9)	(193.0)
Foreign	1.3	(15.5)	(12.7)
State and local	(2.6)	(23.0)	(30.3)

Total deferred	(19.5)	(66.4)	(236.0)

Total provision (benefit)	$33.7	$(48.5)	$(197.7)

The principal items of the U.S. and foreign net deferred tax assets and liabilities at December 31, 2010 and 2009 are as follows (in millions of dollars):

	2010	2009
Deferred Tax Assets:
Employee benefit plans	$83.3	$88.0
Net operating loss carryforwards	1,405.9	1,133.2
Foreign tax credit carryforwards	20.8	20.8
Federal, state and foreign local tax credit carryforwards	4.8	8.2
Accrued and prepaid expenses	257.4	246.4

Total Deferred Tax Assets	1,772.2	1,496.6
Less: Valuation Allowance	(185.8)	(167.8)

Total Net Deferred Tax Assets	1,586.4	1,328.8

Deferred Tax Liabilities:
Depreciation on tangible assets	(2,004.1)	(1,694.5)
Intangible assets	(1,042.5)	(1,067.0)

Total Deferred Tax Liabilities	(3,046.6)	(2,761.5)

Net Deferred Tax Liability	$(1,460.2)	$(1,432.7)

As of December 31, 2010, deferred tax assets of  $1,110.0 million were recorded for unutilized U.S. Federal Net Operating Losses, or "NOL," carry forwards of  $3,171.5 million. The total Federal NOL carry forwards are  $3,195.5 million of which  $24.0 million relate to excess tax deductions associated with stock option plans which have yet to reduce taxes payable. Upon the utilization of these carry forwards, the associated tax benefits of approximately  $8.4 million will be recorded to Additional Paid-in Capital. The Federal NOLs begin to expire in 2025. State NOLs exclusive of the effects of the excess tax deductions, have generated a deferred tax asset of  $99.9 million. The state NOLs expire over various years beginning in 2011 depending upon particular jurisdiction.

On January 1, 2009, Bank of America acquired Merrill Lynch & Co. For U.S. income tax purposes the transaction, when combined with other unrelated transactions during the previous 36 months, resulted in a change in control as that term is defined in Section 382 of the Internal Revenue Code. Consequently, utilization of all pre-2009 U.S. net operating losses is subject to an annual limitation. We have calculated the expected annual base limitation as well as additional limitation resulting from a net unrealized built in gain as of the acquisition date and other adjustments. Based on the calculations, the limitation is not expected to result in a loss of net operating losses or have a material adverse impact on taxes.

As of December 31, 2010, deferred tax assets of  $196.3 million were recorded for foreign NOL carry forwards of  $828.6 million. A valuation allowance of  $146.6 million at December 31, 2010 was recorded against these deferred tax assets because those assets relate to jurisdictions that have historical losses and the likelihood exists that a portion of the NOL carry forwards may not be utilized in the future.

The foreign NOL carry forwards of  $828.6 million include  $692.8 million which have an indefinite carry forward period and associated deferred tax assets  $156.1 million. The remaining foreign NOLs of  $135.8 million are subject to expiration beginning in 2015 and have associated deferred tax assets of  $40.2 million.

As of December 31, 2010, deferred tax assets for U.S. Foreign Tax Credit carry forwards were  $20.8 million which relate to credits generated as of December 31, 2007. The carry forwards will begin to expire in 2015. A valuation allowance of  $13.5 million at December 31, 2010 was recorded against a portion of the U.S. foreign tax credit deferred tax assets in the likelihood that they may not be utilized in the future. A deferred tax asset was also recorded for various state tax credit carry forwards of  $3.0 million, which will begin to expire in 2027.

In determining the valuation allowance, an assessment of positive and negative evidence was performed regarding realization of the net deferred tax assets in accordance with ASC 740-10, "Accounting for Income Taxes," or "ASC 740-10." This assessment included the evaluation of scheduled reversals of deferred tax liabilities, the availability of carry forwards and estimates of projected future taxable income. Based on the assessment, as of December 31, 2010, total valuation allowances of  $185.8 million were recorded against deferred tax assets. Although realization is not assured, we have concluded that it is more likely than not the remaining deferred tax assets of  $1,586.5 million will be realized and as such no valuation allowance has been provided on these assets.

The significant items in the reconciliation of the statutory and effective income tax rates consisted of the following:

	Years ended December 31,
	2010	2009	2008
Statutory Federal Tax Rate	35.0%	35.0%	35.0%
Foreign tax differential	(47.5)	24.9	(0.5)
State and local income taxes, net of federal income tax benefit	(5.0)	5.6	0.8
Change in state statutory rates, net of federal income tax benefit	5.0	4.2	0.1
Effect of impairment charges	—	—	(16.6)
Federal permanent differences	(2.6)	2.4	0.1
Withholding taxes	25.5	(5.7)	(0.6)
Uncertain tax positions	10.9	(3.2)	(0.3)
Change in valuation allowance	82.3	(31.0)	(3.8)
All other items, net	(2.5)	1.4	0.1

Effective Tax Rate	101.1%	33.6%	14.3%

The effective tax rate for the year ended December 31, 2010 was 101.1% as compared to 33.6% in the year ended December 31, 2009. The increased effective tax rate in 2010 is primarily due to the increase in income before income taxes in 2010, valuation allowances for losses in certain non-U.S. jurisdictions for which tax benefits cannot be realized and differences in foreign tax rates versus the U.S. Federal tax rate. The foreign rate differential includes the effects of changes in foreign statutory tax rates, foreign permanent differences and the impact of the newly enacted tax law in France which became effective for 2010. The increase in the 2009 effective tax rate versus 2008 is primarily due to nonrecurring impairment losses in 2008.

As of December 31, 2010, our foreign subsidiaries have an immaterial amount of net undistributed earnings. Deferred tax liabilities have not been recorded for such earnings because it is management's current intention to permanently reinvest undistributed earnings offshore. It is not practicable to estimate the amount of such deferred tax liabilities. If, in the future, undistributed earnings are repatriated to the United States, or it is determined such earnings will be repatriated in the foreseeable future, deferred tax liabilities will be recorded.

As of December 31, 2010, total unrecognized tax benefits were  $27.2 million, all of which, if recognized, would favorably impact the effective tax rate in future periods. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions of dollars):

	2010	2009	2008
Balance at January 1	$25.6	$21.7	$35.5
Increase (decrease) attributable to tax positions taken during prior periods	0.3	1.1	(5.7)
Increase attributable to tax positions taken during the current year	1.3	3.1	5.2
Decrease attributable to settlements with taxing authorities	—	(0.3)	(13.3)

Balance at December 31	$27.2	$25.6	$21.7

We conduct business globally and, as a result, file one or more income tax returns in the U.S. and non-U.S. jurisdictions. In the normal course of business we are subject to examination by taxing authorities throughout the world. The open tax years for these jurisdictions span from 1998 to 2010. We are currently under audit by the Internal Revenue Service for tax years 2006 to 2008. Several U.S. state and non-U.S. jurisdictions are under audit.

In many cases the uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities. It is reasonable that approximately  $8.5 million of unrecognized tax benefits may reverse within the next twelve months due to settlement with the relevant taxing authorities and/or the filing of amended income tax returns.

Net, after-tax interest and penalties related to the liabilities for unrecognized tax benefits are classified as a component of "(Provision) benefit for taxes on income" in the consolidated statement of operations. During the years ended December 31, 2010, 2009 and 2008, approximately  $0.2 million,  $(0.2) million and  $0.6 million, respectively, in net, after-tax interest and penalties were recognized. As of December 31, 2010 and 2009, approximately  $1.8 million and  $5.8 million, respectively, of net, after-tax interest and penalties was accrued in our consolidated balance sheet.

Lease and Concession Agreements	12 Months Ended
Dec. 31, 2010
Lease and Concession Agreements
Lease and Concession Agreements

Note 9—Lease and Concession Agreements

We have various concession agreements, which provide for payment of rents and a percentage of revenue with a guaranteed minimum, and real estate leases under which the following amounts were expensed (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Rents	$133.9	$133.2	$144.2
Concession fees:
Minimum fixed obligations	252.0	260.1	251.0
Additional amounts, based on revenues	278.7	231.5	268.8

Total	$664.6	$624.8	$664.0

For the years ended December 31, 2010, 2009 and 2008, sublease income reduced rent expense included in the above table by  $4.5 million,  $5.0 million and  $5.4 million, respectively.

As of December 31, 2010, minimum obligations under existing agreements referred to above are approximately as follows (in millions of dollars):

	Rents	Concessions
2011	$119.4	$312.0
2012	97.9	267.1
2013	78.7	218.1
2014	61.5	148.9
2015	45.6	103.3
Years after 2015	161.0	364.5

The future minimum rent payments in the above table have been reduced by minimum future sublease rental inflows in aggregate of  $17.8 million.

Many of our concession agreements and real estate leases require us to pay or reimburse operating expenses, such as common area charges and real estate taxes, to pay concession fees above guaranteed minimums or additional rent based on a percentage of revenues or sales (as defined in those agreements) arising at the relevant premises, or both. Such obligations are not reflected in the table of minimum future obligations appearing immediately above. We operate from various leased premises under operating leases with terms up to 25 years. A number of our operating leases contain renewal options. These renewal options vary, but the majority include clauses for renewal for various term lengths at various rates, both fixed and market.

In addition to the above, we have various leases on revenue earning equipment and office and computer equipment under which the following amounts were expensed (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Revenue earning equipment	$78.2	$81.7	$108.5
Office and computer equipment	10.4	8.9	10.2

Total	$88.6	$90.6	$118.7

As of December 31, 2010, minimum obligations under existing agreements referred to above that have a maturity of more than one year are as follows (in millions of dollars):

2011	$15.9
2012	$2.9
2013	$0.8
2014	$—
2015	$—
After 2015	$—

Commitments under capital leases within our vehicle rental programs have been reflected in Note 4—Debt.

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Segment Information
Segment Information

Note 10—Segment Information

Our operating segments are aggregated into reportable business segments based primarily upon similar economic characteristics, products, services, customers, and delivery methods. We have identified two reportable segments: rental of cars, crossovers and light trucks, or "car rental," and rental of industrial, construction and material handling equipment, or "equipment rental." Other reconciling items includes general corporate assets and expenses, certain interest expense (including net interest on corporate debt), as well as other business activities, such as our third party claim management services.

Adjusted pre-tax income (loss) is the measure utilized by management in making decisions about allocating resources to segments and measuring their performance. We believe this measure best reflects the financial results from ongoing operations. Adjusted pre-tax income (loss) is calculated as income (loss) before income taxes plus other reconciling items, non-cash purchase accounting charges, non-cash debt charges and certain one-time charges and non-operational items. The contribution of our reportable segments to revenues and adjusted pre-tax income (loss) and the reconciliation to consolidated amounts are summarized below (in millions of dollars).

	Three Months Ended March 31,
	Revenues		Adjusted Pre-Tax Income (Loss)
	2011	2010	2011	2010
Car rental	$1,510.3	$1,421.7	$61.3	$27.1
Equipment rental	268.2	237.0	10.2	(5.0)

Total reportable segments	1,778.5	1,658.7	71.5	22.1
Other	1.5	2.2

Total	$1,780.0	$1,660.9

Adjustments:
Other reconciling items(1)			(81.2)	(85.1)
Purchase accounting(2)			(20.6)	(22.1)
Non-cash debt charges(3)			(54.0)	(43.5)
Restructuring charges			(4.9)	(10.7)
Restructuring related charges(4)			(0.5)	(5.3)
Derivative losses(5)			—	(1.7)
Acquisition related costs			(2.8)	—
Management transition costs			(2.5)	—
Premiums paid on debt(6)			(51.7)	—

Loss before income taxes			$(146.7)	$(146.3)

(1)
Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities such as our third-party claim management services.

(2)
Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of subsequent acquisitions on our results of operations relating to increased amortization of intangible assets.

(3)
Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts. For the three months ended March 31, 2010, also includes  $20.9 million associated with the amortization of amounts pertaining to the de-designation of the Hertz Vehicle Financing LLC, or "HVF," interest rate swaps as effective hedging instruments.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.
(5)
Represents the mark-to-market adjustment on our interest rate cap.

(6)
Represents premiums paid to redeem our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes.

Total assets decreased  $496.4 million from December 31, 2010 to March 31, 2011. The decrease was primarily related to a decrease in other cash and cash equivalents relating to the redemption of our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes, partly offset by an increase in our car rental segment's revenue earning equipment.

Note 10—Segment Information

Our operating segments are aggregated into reportable business segments based primarily upon similar economic characteristics, products, services, customers, and delivery methods. We have identified two reportable segments: rental of cars, crossovers and light trucks, or "car rental," and rental of industrial, construction and material handling equipment, or "equipment rental." Other reconciling items includes general corporate assets and expenses, certain interest expense (including net interest on corporate debt), as well as other business activities, such as our third party claim management services.

Adjusted pre-tax income (loss) is the measure utilized by management in making decisions about allocating resources to segments and measuring their performance. We believe this measure best reflects the financial results from ongoing operations. Adjusted pre-tax income (loss) is calculated as income (loss) before income taxes plus other reconciling items, non-cash purchase accounting charges, non-cash debt charges and certain one-time charges and non-operational items. The contribution of our reportable segments for the years ended December 31, 2010, 2009 and 2008 is summarized below (in millions of dollars).

	Years ended December 31,
	2010	2009	2008
Revenues
Car rental	$6,486.2	$5,979.0	$6,858.2
Equipment rental	1,070.1	1,110.9	1,658.1
Other reconciling items	6.2	11.6	8.8

Total	$7,562.5	$7,101.5	$8,525.1

Adjusted pre-tax income(a)
Car rental	$642.9	$465.3	$289.1
Equipment rental	$78.0	$76.4	$272.0
Depreciation of revenue earning equipment and lease charges
Car rental	$1,594.6	$1,614.2	$1,843.8
Equipment rental	273.5	317.2	350.4

Total	$1,868.1	$1,931.4	$2,194.2

Depreciation of property and equipment
Car rental	$112.3	$115.9	$126.0
Equipment rental	34.3	37.6	40.8
Other reconciling items	7.4	6.1	6.0

Total	$154.0	$159.6	$172.8

Amortization of other intangible assets
Car rental	$30.2	$32.5	$33.9
Equipment rental	33.4	32.8	32.4
Other reconciling items	1.1	0.7	—

Total	$64.7	$66.0	$66.3

Interest expense
Car rental	$401.3	$316.1	$452.4
Equipment rental	39.4	53.3	110.8
Other reconciling items	285.8	284.3	307.3

Total	$726.5	$653.7	$870.5

Revenue earning equipment and property and equipment
Car rental
Expenditures	$8,430.1	$7,533.1	$9,978.5
Proceeds from disposals	(7,432.7)	(5,940.0)	(8,395.1)

Net expenditures	$997.4	$1,593.1	$1,583.4

Equipment rental
Expenditures	$186.1	$94.4	$356.7
Proceeds from disposals	(124.3)	(190.3)	(293.1)

Net expenditures (proceeds)	$61.8	$(95.9)	$63.6

Other reconciling items
Expenditures	$3.9	$0.5	$9.6
Proceeds from disposals	(0.3)	—	—

Net expenditures	$3.6	$0.5	$9.6

	As of December 31,
	2010	2009
Total assets at end of year
Car rental	$11,742.7	$12,356.5
Equipment rental	2,997.6	2,939.0
Other reconciling items	2,583.9	700.9

Total	$17,324.2	$15,996.4

Revenue earning equipment, net, at end of year
Car rental	$7,235.7	$7,019.3
Equipment rental	1,703.7	1,832.3

Total	$8,939.4	$8,851.6

Property and equipment, net, at end of year
Car rental	$875.9	$877.9
Equipment rental	222.8	243.6
Other reconciling items	64.9	66.6

Total	$1,163.6	$1,188.1

We operate in the United States and in international countries. International operations are substantially in Europe. The operations within major geographic areas are summarized below (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Revenues
United States	$4,993.7	$4,675.9	$5,506.1
International	2,568.8	2,425.6	3,019.0

Total	$7,562.5	$7,101.5	$8,525.1

	As of December 31,
	2010	2009
Total assets at end of year
United States	$12,077.9	$10,663.7
International	5,246.3	5,332.7

Total	$17,324.2	$15,996.4

Revenue earning equipment, net, at end of year
United States	$6,404.1	$6,432.3
International	2,535.3	2,419.3

Total	$8,939.4	$8,851.6

Property and equipment, net, at end of year
United States	$947.1	$953.7
International	216.5	234.4

Total	$1,163.6	$1,188.1

(a)
The following table reconciles adjusted pre-tax income to loss before income taxes for the years ended December 31, 2010, 2009 and 2008 (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Adjusted pre-tax income
Car rental	$642.9	$465.3	$289.1
Equipment rental	78.0	76.4	272.0

Total reportable segments	720.9	541.7	561.1
Adjustments:
Other reconciling items(1)	(347.8)	(328.2)	(324.5)
Purchase accounting(2)	(90.3)	(90.3)	(101.0)
Non-cash debt charges(3)	(160.6)	(159.8)	(100.2)
Restructuring charges	(54.7)	(106.8)	(216.2)
Restructuring related charges(4)	(13.2)	(46.5)	(26.3)
Impairment charges(5)	—	—	(1,168.9)
Management transition costs	—	(1.0)	(5.2)
Derivative gains (losses)(6)	(3.2)	2.4	(2.2)
Gain on debt buyback(7)	—	48.5	—
Third-party bankruptcy accrual(8)	—	(4.3)	—
Acquisition related costs(9)	(17.7)	—	—

Income (loss) before income taxes	$33.4	$(144.3)	$(1,383.4)

(1)
Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities such as our third-party claim management services.

(2)
Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of subsequent acquisitions on our results of operations relating to increased amortization of intangible assets.

(3)
Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts. For the years ended December 31, 2010 and 2009, also includes  $68.9 million and  $74.6 million, respectively, associated with the amortization of amounts pertaining to the de-designation of the HVF interest rate swaps as effective hedging instruments. During the year ended December 31, 2008, also includes  $11.8 million associated with the ineffectiveness of our HVF interest rate swaps and  $30.0 million related to the write-off of deferred financing costs associated with those countries outside the United States as to which take-out asset-based facilities have not been entered into.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.

(5)
Represents non-cash impairment charges related to our goodwill, other intangible assets and property and equipment.

(6)
In 2010, represents the mark-to-market adjustment on our interest rate cap. In 2009, represents the mark-to-market adjustments on our interest rate cap and gasoline swap. In 2008, represents an unrealized loss on our HIL interest rate swaptions which were terminated in October 2008.

(7)
Represents a gain (net of transaction costs) recorded in connection with the buyback of portions of certain of our Senior Notes and Senior Subordinated Notes.

(8)
Represents an allowance for uncollectible program car receivables related to a bankrupt European dealer affiliated with a U.S. car manufacturer.

(9)
Represents costs incurred in connection with the Dollar Thrifty Automotive Group, Inc. transaction which has now been terminated.

Contingencies and Off-Balance Sheet Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Contingencies and Off-Balance Sheet Commitments
Contingencies and Off-Balance Sheet Commitments

Note 15—Contingencies and Off-Balance Sheet Commitments

Off-Balance Sheet Commitments

As of March 31, 2011 and December 31, 2010, the following guarantees (including indemnification commitments) were issued and outstanding.

Indemnification Obligations

In the ordinary course of business, we execute contracts involving indemnification obligations customary in the relevant industry and indemnifications specific to a transaction such as the sale of a business. These indemnification obligations might include claims relating to the following: environmental matters; intellectual property rights; governmental regulations and employment-related matters; customer, supplier and other commercial contractual relationships; and financial matters. Performance under these indemnification obligations would generally be triggered by a breach of terms of the contract or by a third party claim. We regularly evaluate the probability of having to incur costs associated with these indemnification obligations and have accrued for expected losses that are probable and estimable. The types of indemnification obligations for which payments are possible include the following:

Sponsors; Directors

We have entered into customary indemnification agreements with Hertz Holdings, the Sponsors and Hertz Holdings' stockholders affiliated with the Sponsors, pursuant to which Hertz Holdings and we will indemnify the Sponsors, Hertz Holdings' stockholders affiliated with the Sponsors and their respective affiliates, directors, officers, partners, members, employees, agents, representatives and controlling persons, against certain liabilities arising out of performance of a consulting agreement with Hertz Holdings and each of the Sponsors and certain other claims and liabilities, including liabilities arising out of financing arrangements or securities offerings. We do not believe that these indemnifications are reasonably likely to have a material impact on us. Hertz Holdings has entered into indemnification agreements with each of its directors.

Environmental

We have indemnified various parties for the costs associated with remediating numerous hazardous substance storage, recycling or disposal sites in many states and, in some instances, for natural resource damages. The amount of any such expenses or related natural resource damages for which we may be held responsible could be substantial. The probable expenses that we expect to incur for such matters have been accrued, and those expenses are reflected in our condensed consolidated financial statements. As of March 31, 2011 and December 31, 2010, the aggregate amounts accrued for environmental liabilities including liability for environmental indemnities, reflected in our condensed consolidated balance sheets in "Accrued liabilities" were  $1.5 million and  $1.6 million, respectively. The accrual generally represents the estimated cost to study potential environmental issues at sites deemed to require investigation or clean-up activities, and the estimated cost to implement remediation actions, including on-going maintenance, as required. Cost estimates are developed by site. Initial cost estimates are based on historical experience at similar sites and are refined over time on the basis of in-depth studies of the sites. For many sites, the remediation costs and other damages for which we ultimately may be responsible cannot be reasonably estimated because of uncertainties with respect to factors such as our connection to the site, the materials there, the involvement of other potentially responsible parties, the application of laws and other standards or regulations, site conditions, and the nature and scope of investigations, studies, and remediation to be undertaken (including the technologies to be required and the extent, duration, and success of remediation.

Legal Proceedings

From time to time we are a party to various legal proceedings. We are currently a defendant in numerous actions and have received numerous claims on which actions have not yet been commenced for public liability and property damage arising from the operation of motor vehicles and equipment rented from us and our licensees. The obligation for public liability and property damage on self-insured U.S. and international vehicles and equipment, as stated on our balance sheet, represents an estimate for both reported accident claims not yet paid and claims incurred but not yet reported. The related liabilities are recorded on a non-discounted basis. Reserve requirements are based on actuarial evaluations of historical accident claim experience and trends, as well as future projections of ultimate losses, expenses, premiums and administrative costs. At March 31, 2011 and December 31, 2010 our liability recorded for public liability and property damage matters was  $282.1 million and  $278.7 million, respectively. We believe that our analysis was based on the most relevant information available, combined with reasonable assumptions, and that we may prudently rely on this information to determine the estimated liability. We note the liability is subject to significant uncertainties. The adequacy of the liability reserve is regularly monitored based on evolving accident claim history and insurance related state legislation changes. If our estimates change or if actual results differ from these assumptions, the amount of the recorded liability is adjusted to reflect these results.

For a detailed description of certain of our legal proceedings please see Note 11 of the Notes to our audited annual consolidated financial statements included in our Form 10-K under the caption "Item 8—Financial Statements and Supplementary Data."

There were no material changes in the legal proceedings described in our Form 10-K and we are not otherwise required to disclose any pending legal proceedings in response to Item 103 of Regulation S-K.

In addition to those described in our Form 10-K, various other legal actions, claims and governmental inquiries and proceedings are pending or may be instituted or asserted in the future against us and our subsidiaries. Other than with respect to the aggregate claims for public liability and property damage pending against us, management does not believe that any of the matters resolved, or pending against us, are material to us and our subsidiaries taken as a whole.

We have established reserves for matters where we believe that the losses are probable and reasonably estimated. Other than with respect to the reserve established for claims for public liability and property damage, none of those reserves are material. For matters where we have not established a reserve, the ultimate outcome or resolution cannot be predicted at this time, or the amount of ultimate loss, if any, cannot be reasonably estimated. Litigation is subject to many uncertainties and the outcome of the individual litigated matters is not predictable with assurance. It is possible that certain of the actions, claims, inquiries or proceedings, including those discussed in our Form 10-K, could be decided unfavorably to us or any of our subsidiaries involved. Accordingly, it is possible that an adverse outcome from such a proceeding could exceed the amount accrued in an amount that could be material to our consolidated financial condition, results of operations or cash flows in any particular reporting period.

Note 11—Contingencies and Off-Balance Sheet Commitments

Legal Proceedings

From time to time we are a party to various legal proceedings. Other than with respect to the aggregate claims for public liability and property damage pending against us, management does not believe that any of the matters resolved, or pending against us, during 2010 are material to us and our subsidiaries taken as a whole. While we have accrued a liability with respect to claims for public liability and property damage of  $278.7 million at December 31, 2010, management does not believe any of the other pending matters described below are material. We have summarized below, for purposes of providing background, various legal proceedings to which we were and/or are a party during 2010 or the period after December 31, 2010 but before the filing of this Annual Report. In addition to the following, various other legal actions, claims and governmental inquiries and proceedings are pending or may be instituted or asserted in the future against us and our subsidiaries.

  1.
  Hertz Equipment Rental Corporation, or "HERC," Loss Damage Waiver

    On August 15, 2006, Davis Landscape, Ltd., individually and on behalf of all others similarly situated, filed a complaint against HERC in the United States District Court for the District of New Jersey. In November 2006, the complaint was amended to add another plaintiff, Miguel V. Pro, and more claims. The Davis Landscape matter purports to be a nationwide class action on behalf of all persons and business entities who rented equipment from HERC and who paid a Loss Damage Waiver, or "LDW," or an Environmental Recovery Fee, or "ERF." The plaintiffs seek a declaratory judgment and injunction prohibiting HERC from engaging in acts with respect to the LDW and ERF charges that violate the New Jersey Consumer Fraud Act and claim that the charges violate the Uniform Commercial Code. The plaintiffs also seek an unspecified amount of compensatory damages with the return of all LDW and ERF charges paid, attorneys' fees and costs as well as other damages. The court has granted class certification, denied our motion for summary judgment and the case is in the discovery stages.

  2.
  Concession Fee Recoveries

    On October 13, 2006, Janet Sobel, Daniel Dugan, PhD. and Lydia Lee, individually and on behalf of all others similarly situated v. The Hertz Corporation and Enterprise Rent-A-Car Company, or "Enterprise," was filed in the United States District Court for the District of Nevada. The plaintiffs agreed to not pursue claims against Enterprise for the time being and the case only proceeded against Hertz. The Sobel case purports to be a nationwide class action on behalf of all persons who rented cars from Hertz at airports in Nevada and were separately charged airport concession recovery fees by Hertz as part of their rental charges. The plaintiffs seek an unspecified amount of compensatory damages, restitution of any charges found to be improper and an injunction prohibiting Hertz from quoting or charging those airport fees that are alleged not to be allowed by Nevada law. The complaint also seeks attorneys' fees and costs. Relevant documents were produced, depositions were taken and pre-trial motions were filed. After the court rendered a mixed ruling on the parties' cross-motions for summary judgment and after the Lydia Lee case was refiled against Enterprise, the parties engaged in mediation which resulted in a proposed settlement wherein Hertz and Enterprise, without admitting wrongdoing and in order to avoid further litigation, agreed to provide rental certificates to proposed class members who register for same and to pay attorneys' fees to the plaintiffs' attorneys. In November 2010, the court certified settlement classes for purposes of implementing the proposed settlement and preliminarily approved the proposed settlement. Notification of the proposed settlement was mailed or e-mailed in February of 2011 and a final approval hearing on the settlement is scheduled for May of 2011.

  3.
  Telephone Consumer Protection Act

    On May 3, 2007, Fun Services of Kansas City, Inc., individually and as the representative of a class of similarly-situated persons, v. Hertz Equipment Rental Corporation was commenced in the District Court of Wyandotte County, Kansas. The case was subsequently transferred to the District Court of Johnson County, Kansas. The Fun Services matter purports to be a class action on behalf of all persons in Kansas and throughout the United States who on or after four years prior to the filing of the action were sent facsimile messages of advertising materials relating to the availability of property, goods or services by HERC and who did not provide express permission for sending such faxes. The plaintiffs seek an unspecified amount of compensatory damages, attorney's fees and costs. In August 2009, the court issued an order that stayed all activity in this litigation pending a decision by the Kansas Supreme Court in Critchfield Physical Therapy, Inc. v. Taranto Group, Inc., another Telephone Consumer Protection Act case. The Kansas Supreme Court heard oral argument in the Critchfield case in January of 2010 and has not yet rendered a decision in that case.

  4.
  California Tourism Assessments

    We are currently a defendant in a proceeding that purports to be a class action brought by Michael Shames and Gary Gramkow against The Hertz Corporation, Dollar Thrifty Automotive Group, Inc., Avis Budget Group, Inc., Vanguard Car Rental USA, Inc., Enterprise Rent-A-Car Company, Fox Rent A Car, Inc., Coast Leasing Corp., The California Travel and Tourism Commission, and Caroline Beteta.

    Originally filed in November of 2007, the action is pending in the United States District Court for the Southern District of California, and plaintiffs claim to represent a class of individuals or entities that purchased rental car services from a defendant at airports located in California after January 1, 2007. Plaintiffs allege that the defendants agreed to charge consumers a 2.5% tourism assessment and not to compete with respect to this assessment, while misrepresenting that this assessment is owed by consumers, rather than the rental car defendants, to the California Travel and Tourism Commission, or the "CTTC." Plaintiffs also allege that defendants agreed to pass through to consumers a fee known as the Airport Concession Fee, which fee had previously been required to be included in the rental car defendants' individual base rates, without reducing their base rates. Based on these allegations, the amended complaint seeks treble damages, disgorgement, injunctive relief, interest, attorneys' fees and costs. Plaintiffs dropped their claims against Caroline Beteta. Plaintiffs' claims against the rental car defendants have been dismissed, except for the federal antitrust claim. In June 2010, the United States Court of Appeals for the Ninth Circuit affirmed the dismissal of the plaintiffs' antitrust case against the CTTC as a state agency immune from antitrust complaint because the California Legislature foresaw the alleged price-fixing conspiracy that was the subject of the complaint. The plaintiffs subsequently filed a petition with the Ninth Circuit seeking a rehearing and that petition was granted. In November 2010, the Ninth Circuit withdrew its June opinion and instead held that state action immunity was improperly invoked. The Ninth Circuit reinstated the plaintiffs' antitrust claims and the case has now been remanded to the district court for further proceedings.

    We were also a defendant in a consolidated action captioned "In re Tourism Assessment Fee Litigation" in the United States District Court for the Southern District of California. Originally filed as two separate actions in December of 2007, the consolidated action purported to be a class action brought on behalf of all persons and entities that paid an assessment since the inception of the Passenger Car Rental Industry Tourism Assessment Program in California on January 1, 2007. The other defendants included various of our competitors, including Avis Budget Group, Inc., Vanguard Car Rental USA, Inc., Dollar Thrifty Automotive Group, Inc., Advantage Rent-A-Car, Inc., Avalon Global Group, Enterprise Rent-A-Car Company, Fox Rent A Car, Inc., Beverly Hills Rent-A-Car, Inc., Rent4Less, Inc., Autorent Car Rental, Inc., Pacific Rent-A-Car, Inc., ABC Rent-A-Car, Inc., as well as the California Travel and Tourism Commission, and Dale E. Bonner. The complaint sought injunctive and declaratory relief, that all assessments collected and to be collected be held in trust, unspecified monetary damages, interest, attorneys' fees and costs. In August 2010, the United States Court of Appeals for the Ninth Circuit affirmed the district court's dismissal of plaintiffs' claims against all defendants. The deadline for plaintiffs to seek review of the Ninth Circuit's opinion has passed.

  5.
  Public Liability and Property Damage

    We are currently a defendant in numerous actions and have received numerous claims on which actions have not yet been commenced for public liability and property damage arising from the operation of motor vehicles and equipment rented from us. The obligation for public liability and property damage on self-insured U.S. and international vehicles and equipment, as stated on our balance sheet, represents an estimate for both reported accident claims not yet paid and claims incurred but not yet reported. The related liabilities are recorded on a non-discounted basis. Reserve requirements are based on actuarial evaluations of historical accident claim experience and trends, as well as future projections of ultimate losses, expenses, premiums and administrative costs. At December 31, 2010 and December 31, 2009 our liability recorded for public liability and property damage matters was  $278.7 million and  $277.8 million, respectively. We believe that our analysis was based on the most relevant information available, combined with reasonable assumptions, and that we may prudently rely on this information to determine the estimated liability. We note the liability is subject to significant uncertainties. The adequacy of the liability reserve is regularly monitored based on evolving accident claim history and insurance related state legislation changes. If our estimates change or if actual results differ from these assumptions, the amount of the recorded liability is adjusted to reflect these results.

We intend to assert that we have meritorious defenses in the foregoing matters and we intend to defend ourselves vigorously.

We have established reserves for matters where we believe that the losses are probable and reasonably estimated, including for various of the matters set forth above. Other than with respect to the reserve established for claims for public liability and property damage, none of those reserves are material. For matters, including those described above, where we have not established a reserve, the ultimate outcome or resolution cannot be predicted at this time, or the amount of ultimate loss, if any, cannot be reasonably estimated. Litigation is subject to many uncertainties and the outcome of the individual litigated matters is not predictable with assurance. It is possible that certain of the actions, claims, inquiries or proceedings, including those discussed above, could be decided unfavorably to us or any of our subsidiaries involved. Accordingly, it is possible that an adverse outcome from such a proceeding could exceed the amount accrued in an amount that could be material to our consolidated financial condition, results of operations or cash flows in any particular reporting period.

Off-Balance Sheet Commitments

At December 31, 2010 and 2009, the following guarantees (including indemnification commitments) were issued and outstanding.

Indemnification Obligations

In the ordinary course of business, we execute contracts involving indemnification obligations customary in the relevant industry and indemnifications specific to a transaction such as the sale of a business. These indemnification obligations might include claims relating to the following: environmental matters; intellectual property rights; governmental regulations and employment-related matters; customer, supplier and other commercial contractual relationships; and financial matters. Performance under these indemnification obligations would generally be triggered by a breach of terms of the contract or by a third party claim. We regularly evaluate the probability of having to incur costs associated with these indemnification obligations and have accrued for expected losses that are probable and estimable. The types of indemnification obligations for which payments are possible include the following:

Sponsors; Directors

We have entered into customary indemnification agreements with Hertz Holdings, the Sponsors and our stockholders affiliated with the Sponsors, pursuant to which Hertz Holdings and Hertz will indemnify the Sponsors, Hertz Holdings' stockholders affiliated with the Sponsors and their respective affiliates, directors, officers, partners, members, employees, agents, representatives and controlling persons, against certain liabilities arising out of performance of a consulting agreement with Hertz Holdings and each of the Sponsors and certain other claims and liabilities, including liabilities arising out of financing arrangements or securities offerings. Hertz Holdings also entered into indemnification agreements with each of its directors. We do not believe that these indemnifications are reasonably likely to have a material impact on us.

Environmental

We have indemnified various parties for the costs associated with remediating numerous hazardous substance storage, recycling or disposal sites in many states and, in some instances, for natural resource damages. The amount of any such expenses or related natural resource damages for which we may be held responsible could be substantial. The probable expenses that we expect to incur for such matters have been accrued, and those expenses are reflected in our consolidated financial statements. As of December 31, 2010 and 2009, the aggregate amounts accrued for environmental liabilities including liability for environmental indemnities, reflected in our consolidated balance sheets in "Other accrued liabilities" were  $1.6 million and  $2.0 million, respectively. The accrual generally represents the estimated cost to study potential environmental issues at sites deemed to require investigation or clean-up activities, and the estimated cost to implement remediation actions, including on-going maintenance, as required. Cost estimates are developed by site. Initial cost estimates are based on historical experience at similar sites and are refined over time on the basis of in-depth studies of the sites. For many sites, the remediation costs and other damages for which we ultimately may be responsible cannot be reasonably estimated because of uncertainties with respect to factors such as our connection to the site, the materials there, the involvement of other potentially responsible parties, the application of laws and other standards or regulations, site conditions, and the nature and scope of investigations, studies, and remediation to be undertaken (including the technologies to be required and the extent, duration, and success of remediation).

Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Restructuring
Restructuring

Note 12—Restructuring

As part of our ongoing effort to implement our strategy of reducing operating costs, we have evaluated our workforce and operations and made adjustments, including headcount reductions and business process reengineering resulting in optimized work flow at rental locations and maintenance facilities as well as streamlined our back-office operations and evaluated potential outsourcing opportunities. When we made adjustments to our workforce and operations, we incurred incremental expenses that delay the benefit of a more efficient workforce and operating structure, but we believe that increased operating efficiency and reduced costs associated with the operation of our business are important to our long-term competitiveness.

During 2007 through 2010, we announced several initiatives to improve our competitiveness and industry leadership through targeted job reductions. These initiatives included, but were not limited to, job reductions at our corporate headquarters and back-office operations in the U.S. and Europe. As part of our re-engineering optimization we outsourced selected functions globally. In addition, we streamlined operations and reduced costs by initiating the closure of targeted car rental locations and equipment rental branches throughout the world. The largest of these closures occurred in 2008 which resulted in closures of approximately 250 off-airport locations and 22 branches in our U.S. equipment rental business. These initiatives impacted approximately 8,500 employees.

During the first quarter of 2011, we continued to streamline operations and reduce costs with the closure of several car rental and equipment rental locations globally as well as a reduction in our workforce by approximately 100 employees.

From January 1, 2007 through March 31, 2011, we incurred  $479.0 million ( $240.7 million for our car rental segment,  $184.9 million for our equipment rental segment and  $53.4 million of other) of restructuring charges.

Additional efficiency and cost saving initiatives are being developed during 2011. In April 2011, we closed eleven equipment rental locations and expect to close an additional one or two locations in the remainder of the second quarter of 2011. We estimate that these equipment rental location closures will result in  $20 to  $30 million of restructuring charges in the second quarter of 2011.

Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars):

	Three Months ended March 31,
	2011	2010
By Type:
Involuntary termination benefits	$1.0	$3.4
Pension and post retirement expense	—	0.3
Consultant costs	0.1	0.5
Asset writedowns	0.7	0.7
Facility closure and lease obligation costs	3.1	3.6
Relocation costs	—	1.3
Other	—	0.9

Total	$4.9	$10.7

	Three Months ended March 31,
	2011	2010
By Caption:
Direct operating	$4.3	$7.0
Selling, general and administrative	0.6	3.7

Total	$4.9	$10.7

	Three Months ended March 31,
	2011	2010
By Segment:
Car rental	$1.0	$5.3
Equipment rental	3.9	4.9
Other reconciling items	—	0.5

Total	$4.9	$10.7

The following table sets forth the activity affecting the restructuring accrual during the three months ended March 31, 2011 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to involuntary termination benefits over the next twelve months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Involuntary Termination Benefits	Pension and Post Retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2011	$6.3	$0.2	$0.1	$10.9	$17.5
Charges incurred	1.0	—	0.1	3.8	4.9
Cash payments	(3.4)	—	(0.1)	(0.4)	(3.9)
Other(1)	0.2	0.1	—	(2.5)	(2.2)

Balance as of March 31, 2011	$4.1	$0.3	$0.1	$11.8	$16.3

(1)
Consists of decreases of ( $0.7) million for asset writedowns and ( $1.9) million for facility closures, partly offset by an increase of  $0.4 million due to foreign currency translation.

Note 12—Restructuring

As part of our ongoing effort to implement our strategy of reducing operating costs, we have evaluated our workforce and operations and made adjustments, including headcount reductions and business process reengineering resulting in optimized work flow at rental locations and maintenance facilities as well as streamlined our back-office operations and evaluated potential outsourcing opportunities. When we made adjustments to our workforce and operations, we incurred incremental expenses that delay the benefit of a more efficient workforce and operating structure, but we believe that increased operating efficiency and reduced costs associated with the operation of our business are important to our long-term competitiveness.

During 2007 through 2010, we announced several initiatives to improve our competitiveness and industry leadership through targeted job reductions. These initiatives included, but were not limited to, job reductions at our corporate headquarters and back-office operations in the U.S. and Europe. As part of our re-engineering optimization we outsourced selected functions globally. In addition, we streamlined operations and reduced costs by initiating the closure of targeted car rental locations and equipment rental branches throughout the world. The largest of these closures occurred in 2008 which resulted in closures of approximately 250 off-airport locations and 22 branches in our U.S. equipment rental business. These initiatives impacted approximately 12,000 employees. From January 1, 2007 through December 31, 2010, we incurred  $474.1 million ( $239.7 million for our car rental segment,  $181.0 million for our equipment rental segment and  $53.4 of other) of restructuring charges.

Additional efficiency and cost saving initiatives are being developed in 2011. However, we presently do not have firm plans or estimates of any related expenses.

Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars):

	Years ended December 31,
By Type:	2010	2009	2008
Involuntary termination benefits	$12.2	$44.1	$83.8
Pension and post retirement expense	0.4	0.7	5.6
Consultant costs	1.1	7.6	10.0
Asset writedowns	20.4	36.1	93.2
Facility closure and lease obligation costs	14.3	9.3	14.1
Relocation costs	5.0	4.1	—
Contract termination costs	—	1.7	—
Other	1.3	3.2	9.5

Total	$54.7	$106.8	$216.2

	Years ended December 31,
By Caption:	2010	2009	2008
Direct operating	$43.5	$65.4	$171.6
Selling, general and administrative	11.2	41.4	44.6

Total	$54.7	$106.8	$216.2

	Years ended December 31,
By Segment:	2010	2009	2008
Car rental	$18.1	$58.7	$98.4
Equipment rental	34.7	38.2	103.2
Other reconciling items	1.9	9.9	14.6

Total	$54.7	$106.8	$216.2

The following table sets forth the activity affecting the accrual during the years ended December 31, 2010 and 2009 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to involuntary termination benefits over the next twelve months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Involuntary Termination Benefits	Pension and Post Retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2009	$43.4	$0.5	$—	$16.4	$60.3
Charges incurred	44.1	0.7	7.6	54.4	106.8
Cash payments	(67.3)	—	(6.9)	(25.1)	(99.3)
Other(1)	(0.6)	(1.2)	(0.3)	(36.0)	(38.1)

Balance as of December 31, 2009	19.6	—	0.4	9.7	29.7
Charges incurred	12.2	0.4	1.1	41.0	54.7
Cash payments	(23.5)	—	(1.5)	(12.4)	(37.4)
Other(2)	(2.0)	(0.2)	0.1	(27.4)	(29.5)

Balance as of December 31, 2010	$6.3	$0.2	$0.1	$10.9	$17.5

(1)
Primarily consists of a decrease of  $36.1 million for asset writedowns,  $1.6 million for executive pension liability settlements and  $0.8 million for contract termination costs, partly offset by a  $0.2 million gain in foreign currency translation.

(2)
Consists of decreases of  $20.4 million for asset writedowns,  $6.5 million for facility closures,  $1.6 million loss in foreign currency translation,  $0.9 million in involuntary benefits and  $0.2 million for executive pension liability settlements, partly offset by an increase in consultant costs of  $0.1 million.

Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Financial Instruments
Financial Instruments

Note 13—Financial Instruments

Cash and Cash Equivalents and Restricted Cash and Cash Equivalents

Fair value approximates the amount indicated on the balance sheet at March 31, 2011 and December 31, 2010 because of the short-term maturity of these instruments. Money market accounts, whose fair value at March 31, 2011, is measured using Level 1 inputs, totaling  $239.4 million and  $53.3 million are included in "Cash and cash equivalents" and "Restricted cash and cash equivalents," respectively. Money market accounts, whose fair value at December 31, 2010, is measured using Level 1 inputs, totaling  $1,747.9 million and  $24.1 million are included in "Cash and cash equivalents" and "Restricted cash and cash equivalents," respectively.

Debt

For borrowings with an initial maturity of 93 days or less, fair value approximates carrying value because of the short-term nature of these instruments. For all other debt, fair value is estimated based on quoted market rates as well as borrowing rates currently available to us for loans with similar terms and average maturities (Level 2 inputs). The aggregate fair value of all debt at March 31, 2011 was  $10,595.1 million, compared to its aggregate unpaid principal balance of  $10,375.0 million. The aggregate fair value of all debt at December 31, 2010 was  $11,156.1 million, compared to its aggregate unpaid principal balance of  $10,954.8 million.

Derivative Instruments and Hedging Activities

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis (in millions of dollars):

	Fair Value of Derivative Instruments(1)
	Asset Derivatives(2)		Liability Derivatives(2)
	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010
Derivatives not designated as hedging instruments under ASC 815:
Gasoline swaps	$4.7	$3.1	$—	$—
Interest rate caps	5.8	7.2	5.8	7.2
Foreign exchange forward contracts	1.5	2.6	4.7	11.1
Foreign exchange options	0.2	0.1	—	—

Total derivatives not designated as hedging instruments under ASC 815	$12.2	$13.0	$10.5	$18.3

(1)
All fair value measurements were primarily based upon significant observable (Level 2) inputs.
(2)
All asset derivatives are recorded in "Prepaid expenses and other assets" and all liability derivatives are recorded in "Accrued liabilities" on our condensed consolidated balance sheets.

	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative (Effective Portion)		Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)
	Three Months Ended March 31,
	2011	2010	2011	2010
Derivatives in ASC 815 Cash Flow Hedging Relationship:
HVF interest rate swaps	$—	$(9.6)	$—	$(26.9	)(1)
Note:
As of December 31, 2010, the HVF interest rate swaps and associated debt matured. The location of the effective portion reclassified from "Accumulated other comprehensive income" into income is in "Interest expense" on our consolidated statement of operations. No amount of gain or loss was recognized in income (ineffective portion) during the three months ended March 31, 2011 and 2010.

(1)
Includes the amortization of amounts in "Accumulated other comprehensive income" associated with the de-designation of a previous cash flow hedging relationship.

		Amount of Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended March 31,
	Location of Gain or (Loss) Recognized on Derivative
		2011	2010
Derivatives Not Designated as Hedging Instruments under ASC 815:
Gasoline swaps	Direct operating	$3.1	$0.8
Interest rate caps	Selling, general and administrative	—	(1.7)
Foreign exchange forward contracts	Selling, general and administrative	(0.6)	8.7
Foreign exchange options	Selling, general and administrative	—	(0.1)

Total		$2.5	$7.7

In conjunction with the refinanced Series 2009-1 Notes and the new Series 2010-2 Notes, HVF purchased an interest rate cap for  $6.7 million, with a maximum notional amount equal to the refinanced Series 2009-1 Notes and the new Series 2010-2 Notes with a combined maximum principal amount of  $2.1 billion, a strike rate of 5% and expected maturity date of March 25, 2013. Additionally, Hertz sold a 5% interest rate cap for  $6.2 million, with a matching notional amount and term to the HVF interest rate cap. Also in December 2010, the Australian Securitization was completed and our Australian operating subsidiary purchased an interest rate cap for  $0.5 million, with a maximum notional amount equal to the Australian Securitization maximum principal amount of A $250 million, a strike rate of 7% and expected maturity date of December 2012. Additionally, Hertz sold a 7% interest rate cap, for  $0.4 million with a matching notional amount and term to the Australian operating subsidiary's interest rate cap. The fair values of all interest rate caps were calculated using a discounted cash flow method and applying observable market data (i.e. the 1-month LIBOR yield curve and credit default swap spreads). Gains and losses resulting from changes in the fair value of these interest rate caps are included in our results of operations in the periods incurred.

We purchase unleaded gasoline and diesel fuel at prevailing market rates and maintain a program to manage our exposure to changes in fuel prices through the use of derivative commodity instruments. We currently have in place swaps to cover a portion of our fuel price exposure through June 2011. We presently hedge a portion of our overall unleaded gasoline purchases with commodity swaps and have contracts in place that settle on a monthly basis. As of March 31, 2011, our outstanding commodity instruments for unleaded gasoline fuel totaled approximately 5.5 million gallons. The fair value of these commodity instruments was calculated using a discounted cash flow method and applying observable market data (i.e., NYMEX RBOB Gasoline). Gains and losses resulting from changes in the fair value of these commodity instruments are included in our results of operations in the periods incurred.

We manage our foreign currency risk primarily by incurring, to the extent practicable, operating and financing expenses in the local currency in the countries in which we operate, including making fleet and equipment purchases and borrowing for working capital needs. Also, we have purchased foreign exchange options to manage exposure to fluctuations in foreign exchange rates for selected marketing programs. The effect of exchange rate changes on these financial instruments would not materially affect our consolidated financial position, results of operations or cash flows. Our risks with respect to foreign exchange options are limited to the premium paid for the right to exercise the option and the future performance of the option's counterparty. Premiums paid for options outstanding as of March 31, 2011, were approximately  $0.2 million. We limit counterparties to the transactions to financial institutions that have strong credit ratings. As of March 31, 2011 and December 31, 2010, the total notional amount of these foreign exchange options was  $5.8 million and  $3.5 million, respectively. As of March 31, 2011, these foreign exchange options mature through January 2012. The fair value of the foreign exchange options was calculated using a discounted cash flow method and applying observable market data (i.e. foreign currency exchange rates). Gains and losses resulting from changes in the fair value of these options are included in our results of operations in the periods incurred.

We also manage exposure to fluctuations in currency risk on intercompany loans we make to certain of our subsidiaries by entering into foreign currency forward contracts at the time of the loans which are intended to offset the impact of foreign currency movements on the underlying intercompany loan obligations. As of March 31, 2011, the total notional amount of these forward contracts was  $763.8 million, maturing within four months. The fair value of these foreign currency forward contracts was calculated based on foreign currency forward exchange rates.

On October 1, 2006, we designated our 7.875% Senior Notes due 2014 as an effective net investment hedge of our Euro-denominated net investment in our international operations. As a result of this net investment hedge designation, as of March 31, 2011 and December 31, 2010, losses of  $18.4 million (net of tax of  $12.5 million) and  $6.8 million (net of tax of  $5.1 million), respectively, attributable to the translation of our 7.875% Senior Notes due 2014 into the U.S. dollar are recorded in our condensed consolidated balance sheet in "Accumulated other comprehensive income."

Note 13—Financial Instruments

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash equivalents, short-term investments and trade receivables. We place our cash equivalents and short-term investments with a number of financial institutions and investment funds to limit the amount of credit exposure to any one financial institution. Concentrations of credit risk with respect to trade receivables are limited due to the large number of customers comprising our customer base, and their dispersion across different businesses and geographic areas. As of December 31, 2010, we had no significant concentration of credit risk.

GAAP establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Cash and Cash Equivalents and Restricted Cash and Cash Equivalents

Fair value approximates the amount indicated on the balance sheet at December 31, 2010 and December 31, 2009 because of the short-term maturity of these instruments. Money market accounts, whose fair value at December 31, 2010, is measured using Level 1 inputs, totaling  $1,747.9 million and  $24.1 million are included in "Cash and cash equivalents" and "Restricted cash and cash equivalents," respectively. Money market accounts, whose fair value at December 31, 2009, is measured using Level 1 inputs, totaling  $106.8 million and  $294.4 million are included in "Cash and cash equivalents" and "Restricted cash and cash equivalents," respectively.

Debt

For borrowings with an initial maturity of 93 days or less, fair value approximates carrying value because of the short-term nature of these instruments. For all other debt, fair value is estimated based on quoted market rates as well as borrowing rates currently available to us for loans with similar terms and average maturities (Level 2 inputs). The aggregate fair value of all debt at December 31, 2010 was  $11,156.1 million, compared to its aggregate carrying value of  $10,954.8 million. The aggregate fair value of all debt at December 31, 2009 was  $10,013.5 million, compared to its aggregate carrying value of  $10,055.7 million.

Derivative Instruments and Hedging Activities

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 (in millions of dollars):

	Fair Value of Derivative Instruments(1)
	Asset Derivatives(2)		Liability Derivatives(2)
	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009
Derivatives designated as hedging instruments under ASC 815:
HVF interest rate swaps	$—	$—	$—	$12.8

Derivatives not designated as hedging instruments under ASC 815:
Gasoline swaps	3.1	2.2	—	—
Interest rate caps	7.2	8.2	7.2	5.6
Foreign exchange forward contracts	2.6	7.6	11.1	5.7
Foreign exchange options	0.1	—	—	—

Total derivatives not designated as hedging instruments under ASC 815	13.0	18.0	18.3	11.3

Total derivatives	$13.0	$18.0	$18.3	$24.1

(1)
All fair value measurements were primarily based upon significant observable (Level 2) inputs.

(2)
All asset derivatives are recorded in "Prepaid expenses and other assets" and all liability derivatives are recorded in "Other accrued liabilities" on our consolidated balance sheets.

	Amount of Gain or (Loss) Recognized in Other Comprehensive Income on Derivative (Effective Portion)		Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)			Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)
	Years ended December 31,
	2010	2009	2010	2009		2010	2009
Derivatives in ASC 815 Cash Flow Hedging Relationship:
HVF interest rate swaps	$12.8	$(12.8)	$(85.1)	$(74.6	)(1)	$—	$—
Note:
The location of both the effective portion reclassified from "Accumulated other comprehensive income (loss)" into income and the ineffective portion recognized in income is in "Interest expense" on our consolidated statement of operations.

(1)
Represents the amortization of amounts in "Accumulated other comprehensive income (loss)" associated with the de-designation of the previous cash flow hedging relationship as described below.

	Location of Gain or (Loss) Recognized on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Years ended December 31,
		2010	2009
Derivatives Not Designated as Hedging Instruments under ASC 815:
Gasoline swaps	Direct operating	$2.8	$7.4
Interest rate caps	Selling, general and administrative	(3.1)	(2.6)
Foreign exchange forward contracts	Selling, general and administrative	(19.5)	2.0
Foreign exchange options	Selling, general and administrative	(0.2)	0.2

Total		$(20.0)	$7.0

In connection with the Acquisition and the issuance of  $3,550.0 million of floating rate Series 2005 Notes, our subsidiary, HVF, entered into certain interest rate swap agreements, or the "HVF Swaps," effective December 21, 2005, which qualified as cash flow hedging instruments in accordance with GAAP. These agreements matured at various terms, in connection with the scheduled maturity of the associated debt obligations, through November 2010. Under these agreements, until February 2009, HVF was paying monthly interest at a fixed rate of 4.5% per annum in exchange for monthly interest at one-month LIBOR, effectively transforming the floating rate Series 2005 Notes to fixed rate obligations. In March 2009, HVF made a cash payment to have the fixed rate on these swaps reset to the then current market rates of 0.872% and 1.25% for the swaps that matured in February 2010 and November 2010, respectively.  $80.4 million of this payment was made to an affiliate of BAMLCP which is a counterparty to the HVF Swaps. Concurrently with this payment, the hedging relationship was de-designated and the amount remaining in "Accumulated other comprehensive income (loss)" associated with this cash flow hedging relationship was frozen and was then amortized into "Interest expense" over the respective terms of the associated debt in accordance with GAAP. Additionally, a new hedging relationship was designated between the HVF Swaps, which also qualified for cash flow hedge accounting in accordance with GAAP. Both at the inception of the hedge and throughout its remaining term, we measured ineffectiveness by comparing the fair value of the HVF Swaps and the fair value of hypothetical swaps, with similar terms, using the Hypothetical Method in accordance with GAAP. The hypothetical swaps represent a perfect hedge of the variability in interest payments associated with the Series 2005 Notes. Subsequent to the resetting of the swaps at current market rates, there was no ineffectiveness in the hedging relationship because the critical terms of the HVF Swaps matched the terms of the hypothetical swaps.

As of December 31, 2010, the HVF Swaps and associated debt have matured. As of December 31, 2009, the balance reflected in "Accumulated other comprehensive income (loss)," relating to the HVF Swaps, including the amount frozen due to the designation of the previous cash flow hedging relationship, was a loss of  $49.7 million (net of tax of  $31.8 million). The fair values of the HVF Swaps were calculated using the income approach and applying observable market data (i.e. the 1-month LIBOR yield curve and credit default swap spreads).

In conjunction with the refinanced Series 2009-1 Notes and the new Series 2010-2 Notes, HVF purchased an interest rate cap for  $6.7 million, with a maximum notional amount equal to the refinanced Series 2009-1 Notes and the new Series 2010-2 Notes with a combined maximum principal amount of  $2.1 billion, a strike rate of 5% and expected maturity date of March 25, 2013. Additionally, Hertz sold a 5% interest rate cap for  $6.2 million, with a matching notional amount and term to the HVF interest rate cap. Also in December 2010, the Australian Securitization was completed and our Australian operating subsidiary purchased an interest rate cap for  $0.5 million, with a maximum notional amount equal to the Australian Securitization maximum principal amount of A $250 million, a strike rate of 7% and expected maturity date of December 2012. Additionally, Hertz sold a 7% interest rate cap, for  $0.4 million with a matching notional amount and term to the Australian operating subsidiary's interest rate cap. The fair values of all interest rate caps were calculated using a discounted cash flow method and applying observable market data (i.e. the 1-month LIBOR yield curve and credit default swap spreads). Gains and losses resulting from changes in the fair value of these interest rate caps are included in our results of operations in the periods incurred.

We purchase unleaded gasoline and diesel fuel at prevailing market rates. In January 2009, we began a program to manage our exposure to changes in fuel prices through the use of derivative commodity instruments. We currently have in place swaps to cover a portion of our fuel price exposure through June 2011. We presently hedge a portion of our overall unleaded gasoline and diesel fuel purchases with commodity swaps and have contracts in place that settle on a monthly basis. As of December 31, 2010, our outstanding commodity instruments for unleaded gasoline and diesel fuel totaled approximately 8.4 million gallons and 0.2 million gallons, respectively. The fair value of these commodity instruments was calculated using a discounted cash flow method and applying observable market data (i.e., NYMEX RBOB Gasoline and U.S. Department of Energy surveys, etc.). Gains and losses resulting from changes in the fair value of these commodity instruments are included in our results of operations in the periods incurred.

We manage our foreign currency risk primarily by incurring, to the extent practicable, operating and financing expenses in the local currency in the countries in which we operate, including making fleet and equipment purchases and borrowing for working capital needs. Also, we have purchased foreign exchange options to manage exposure to fluctuations in foreign exchange rates for selected marketing programs. The effect of exchange rate changes on these financial instruments would not materially affect our consolidated financial position, results of operations or cash flows. Our risks with respect to foreign exchange options are limited to the premium paid for the right to exercise the option and the future performance of the option's counterparty. Premiums paid for options outstanding as of December 31, 2010, were approximately  $0.1 million. We limit counterparties to the transactions to financial institutions that have strong credit ratings. As of December 31, 2010 and 2009, the total notional amount of these foreign exchange options was  $3.5 million and  $0.3 million, respectively. As of December 31, 2010, these foreign exchange options mature through January 2012. The fair value of the foreign exchange options was calculated using a discounted cash flow method and applying observable market data (i.e. foreign currency exchange rates). Gains and losses resulting from changes in the fair value of these options are included in our results of operations in the periods incurred.

We also manage exposure to fluctuations in currency risk on intercompany loans we make to certain of our subsidiaries by entering into foreign currency forward contracts at the time of the loans which are intended to offset the impact of foreign currency movements on the underlying intercompany loan obligations. As of December 31, 2010, the total notional amount of these forward contracts was  $721.8 million, maturing within three months. The fair value of these foreign currency forward contracts was calculated based on foreign currency forward exchange rates.

On October 1, 2006, we designated our 7.875% Senior Notes due 2014 as an effective net investment hedge of our Euro-denominated net investment in our international operations. As a result of this net investment hedge designation, as of December 31, 2010 and 2009, losses of  $6.8 million (net of tax of  $5.1 million) and  $19.2 million (net of tax of  $17.8 million), respectively, attributable to the translation of our 7.875% Senior Notes due 2014 into the U.S. dollar are recorded in our consolidated balance sheet in "Accumulated other comprehensive income (loss)."

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

Note 14—Related Party Transactions

Relationship with Hertz Investors, Inc., Hertz Holdings and the Sponsors

Other than as disclosed below, in the three months ended March 31, 2011, there were no material changes to our relationship with Hertz Investors, Inc., Hertz Holdings or the Sponsors.

On March 31, 2011, the Sponsors sold 50 million of our common shares to Goldman, Sachs & Co. as the sole underwriter in the registered public offering of those shares. Following this offering, the Sponsors continue to own an aggregate of approximately 160 million shares, or approximately 39% of Hertz Holdings' outstanding common stock.

Financing Arrangements with Related Parties

Affiliates of BAMLCP (which is one of the Sponsors), including Merrill Lynch & Co., Inc., Bank of America, N.A. and certain of their affiliates (which are stockholders of Hertz Holdings), have provided various investment and commercial banking and financial advisory services to us for which they have received customary fees and commissions. In addition, these parties have acted as agents, lenders, purchasers and/or underwriters to us under our respective financing arrangements, for which they have received customary fees, commissions, expenses and/or other compensation. More specifically, these parties have acted in the following capacities, or similar capacities, with respect to our financing arrangements: lenders and/or agents under the Senior Credit Facilities, the U.S. Fleet Financing Facility and certain of the U.S. Fleet Variable Funding Notes; purchasers and/or underwriters under the Senior Notes, the Senior Subordinated Notes and certain of the U.S. Fleet Medium Term Notes; and structuring advisors and/or agents under the ABS Program.

As of March 31, 2011 and December 31, 2010, approximately  $191 million and  $255 million, respectively, of our outstanding debt was with related parties.

See Note 7—Debt.

On June 29, 2007, we entered into a master loan agreement with Hertz Holdings. The maximum amount which may be borrowed by us under this facility is  $100 million. The facility expires on June 29, 2012, or on an earlier date if mutually agreed by both parties. The interest rate is based on the U.S. Dollar LIBOR rate plus the margin in effect for the Eurocurrency Loans under our Senior ABL Facility. As of March 31, 2011, there were no borrowings outstanding. As of December 31, 2010,  $1.4 million in borrowings were outstanding.

Note 14—Related Party Transactions

Relationship with Hertz Investors, Inc. and the Sponsors

Stockholders Agreement

In connection with the Acquisition, Hertz Holdings entered into a stockholders agreement (as amended, the "Stockholders Agreement") with investment funds associated with or designated by the Sponsors. The Stockholders Agreement contains agreements that entitle investment funds associated with or designated by the Sponsors to nominate all of Hertz Holdings' directors. The director nominees are to include three nominees of an investment fund associated with CD&R (one of whom shall serve as the chairman or, if the chief executive officer is the chairman, the lead director), two nominees of investment funds associated with Carlyle, two nominees of an investment fund associated with BAMLCP (collectively, the "Sponsor Designees") and up to six independent directors (subject to unanimous consent of the Sponsor Designees, for so long as Hertz Holdings remains a "controlled company" within the meaning of the New York Stock Exchange rules), subject to adjustment in the case that the applicable investment fund sells more than a specified amount of its shareholdings in Hertz Holdings. In addition, upon Hertz Holdings ceasing to be a "controlled company" within the meaning of the New York Stock Exchange rules, if necessary to comply with the New York Stock Exchange rules, the director nominees of the Sponsors shall be reduced to two nominees of an investment fund associated with CD&R (one of whom shall serve as the chairman or, if the chief executive officer is the chairman, the lead director), one nominee of investment funds associated with Carlyle, and one nominee of an investment fund associated with BAMLCP, and additional independent directors will be elected by the Board of Directors of Hertz Holdings to fill the resulting director vacancies. The Stockholders Agreement also provides that Hertz Holdings' chief executive officer shall be designated as a director, unless otherwise approved by a majority of the Sponsor Designees. In addition, the Stockholders Agreement provides that one of the nominees of an investment fund associated with CD&R shall serve as the chairman of the executive and governance committee of Hertz Holdings and, unless otherwise agreed by this fund, as Chairman of the Board of Directors of Hertz Holdings or lead director. In order to comply with New York Stock Exchange rules, Hertz Holdings will be required to have a majority of independent directors on its Board of Directors within one year of its ceasing to be a "controlled company" within the meaning of the New York Stock Exchange rules.

The Stockholders Agreement grants to the investment funds associated with CD&R or to the majority of the Sponsor Designees the right to remove Hertz Holdings' chief executive officer. Any replacement chief executive officer requires the consent of the investment funds associated with CD&R as well as investment funds associated with at least one other Sponsor. It also contains restrictions on the transfer of Hertz Holdings' shares, and provides for tag-along and drag-along rights, in certain circumstances. The rights described above apply only for so long as the investment funds associated with the applicable Sponsor maintain certain specified minimum levels of shareholdings in Hertz Holdings.

The Stockholders Agreement limits the rights of the investment funds associated with or designated by the Sponsors that have invested in the common stock of Hertz Holdings and its affiliates, subject to several exceptions, to own, manage, operate or control any of its "competitors" (as defined in the Stockholders Agreement). The Stockholders Agreement may be amended from time to time in the future to eliminate or modify these restrictions without Hertz Holdings' consent.

Registration Rights Agreement

On December 21, 2005, Hertz Holdings entered into a registration rights agreement (as amended, the "Registration Rights Agreement") with investment funds associated with or designated by the Sponsors. The Registration Rights Agreement grants to certain of these investment funds the right, to cause Hertz Holdings, at its own expense, to use its best efforts to register such securities held by the investment funds for public resale, subject to certain limitations. The exercise of this right is limited to three requests by the group of investment funds associated with each Sponsor, except for registrations effected pursuant to Form S-3, which are unlimited, subject to certain limitations, if Hertz Holdings is eligible to use Form S-3. The secondary offering of the common stock of Hertz Holdings in June 2007 was effected pursuant to this Registration Rights Agreement. In the event Hertz Holdings registers any of its common stock, these investment funds have the right to require Hertz Holdings to use its best efforts to include shares of the common stock of Hertz Holdings held by them, subject to certain limitations, including as determined by the underwriters. The Registration Rights Agreement provides for Hertz Holdings to indemnify the investment funds party to that agreement and their affiliates in connection with the registration of Hertz Holdings' securities.

Director Compensation Policy

Our directors who are also members of the Board of Directors of Hertz Holdings receive no additional compensation for serving on our Board of Directors or any committee of our Board of Directors. Currently all members of our Board of Directors are also members of the Board of Directors of Hertz Holdings. The compensation expense of the Hertz Holdings' directors is pushed down from Hertz Holdings and recorded on the books at the Hertz level.

In May 2010, the Board of Directors of Hertz Holdings amended and restated the Director Compensation Policy. Pursuant to the policy prior to May 2010 its directors who are not also employees each received a  $150,000 annual retainer fee, of which 40% ( $60,000) was payable in cash and 60% ( $90,000) was payable in the form of shares of Hertz Holdings' common stock. Starting in May 2010, the policy now provides that Hertz Holdings' directors who are not also employees each receive a  $170,000 annual retainer fee, of which  $70,000 is payable in cash and  $100,000 is payable in the form of shares of Hertz Holdings' common stock

The chairperson of Hertz Holdings' Audit Committee is paid an additional annual cash fee of  $25,000 and each other member of its Audit Committee is paid an additional annual cash fee of  $10,000. The chairperson of Hertz Holdings' Compensation Committee is paid an additional annual cash fee of  $15,000 and each other member of its Compensation Committee receives an additional annual cash fee of  $10,000.

For the years ended December 31, 2010, 2009 and 2008, we recognized  $1.8 million,  $1.6 million and  $1.8 million, respectively, of expense relating to the Director Compensation Policy in our consolidated statement of operations in "Selling, general and administrative" expenses.

Financing Arrangements with Related Parties

Affiliates of BAML Capital Partners (which is one of the Sponsors), including Merrill Lynch & Co., Inc., Bank of America, N.A. and certain of their affiliates (which are stockholders of Hertz Holdings), have provided various investment and commercial banking and financial advisory services to us for which they have received customary fees and commissions. In addition, these parties have acted as agents, lenders, purchasers and/or underwriters to us under our respective financing arrangements, for which they have received customary fees, commissions, expenses and/or other compensation. More specifically, these parties have acted in the following capacities, or similar capacities, with respect to our financing arrangements: lenders and/or agents under the Senior Credit Facilities, the U.S. Fleet Financing Facility and certain of the U.S. Fleet Variable Funding Notes; purchasers and/or underwriters under the Senior Notes, the Senior Subordinated Notes and certain of the U.S. Fleet Medium Term Notes; and structuring advisors and/or agents under the ABS Program.

As of December 31, 2010 and December 31, 2009, approximately  $255 million and  $246 million, respectively, of our outstanding debt was with related parties.

See Note 4—Debt.

On June 29, 2007, we entered into a master loan agreement with Hertz Holdings. The maximum amount which may be borrowed by us under this facility is  $100 million. The facility expires on June 29, 2012, or on an earlier date if mutually agreed by both parties. The interest rate is based on the U.S. Dollar LIBOR rate plus the margin in effect for the Eurocurrency Loans under our Senior ABL Facility. As of December 31, 2010 and 2009,  $1.4 million and  $7.6 million, respectively, in borrowings were outstanding.

Other Sponsor Relationships

In May and June 2009, Merrill Lynch & Co., Inc., an affiliate of one of the Sponsors, BAMLCP, acted as an underwriter in the common stock follow-on public offering and in the public offering of Hertz Holdings' Convertible Senior Notes, for which they received customary fees and expenses.

In May 2009, Hertz Holdings entered into subscription agreements with investment funds affiliated with CD&R and Carlyle to purchase an additional 32,101,182 shares of Hertz Holdings' common stock at a price of  $6.23 per share (the same price per share paid to Hertz Holdings by the underwriters in the common stock public offering) with proceeds to Hertz Holdings of approximately  $200.0 million. This closed on July 7, 2009 and the 32,101,182 shares of Hertz Holdings' common stock were issued to CD&R and Carlyle affiliated investment funds on the same date. Giving effect to these offerings, the Sponsors' ownership percentage in us is approximately 51%.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Note 15—Quarterly Financial Information (Unaudited)

Provided below is a summary of the quarterly operating results during 2010 and 2009 (in millions of dollars).

	First Quarter 2010	Second Quarter 2010	Third Quarter 2010	Fourth Quarter 2010
Revenues	$1,660.9	$1,879.6	$2,186.3	$1,835.8
Income (loss) before income taxes	(146.3)	5.4	170.1	4.2
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	(135.7)	(7.5)	143.7	(18.2)

	First Quarter 2009	Second Quarter 2009	Third Quarter 2009	Fourth Quarter 2009
Revenues	$1,564.9	$1,754.5	$2,041.4	$1,740.7
Income (loss) before income taxes	(210.1)	34.9	87.0	(56.1)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	(163.5)	6.4	33.1	13.4

Guarantor and Non-Guarantor Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

Note 16—Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of March 31, 2011 and December 31, 2010 and the Condensed Consolidating Statements of Operations and Statements of Cash Flows for the three months ended March 31, 2011 and 2010, of (a) The Hertz Corporation, ("the Company" or "the Parent"); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and of (e) the Company on a consolidated basis.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.

We have revised our Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2010 to reflect a reclassification of revenue earning equipment expenditures between the operating and investing sections of the Parent, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. We previously reported "Net cash provided by (used in) operating activities" of  $(350.2) million for the Parent,  $6.4 million for the Guarantor Subsidiaries and  $732.9 million for the Non-Guarantor Subsidiaries for the three months ended March 31, 2010. We previously reported "Net cash used in investing activities" of  $7.4 million for the Parent,  $5.4 million for the Guarantor Subsidiaries, and  $490.5 million for the Non-Guarantor Subsidiaries for the three months ended March 31, 2010. There was no impact to The Hertz Corporation's Consolidated Statement of Cash Flows. Management has concluded that this footnote revision is not material to our previously issued financial statements.

CONDENSED CONSOLIDATING BALANCE SHEET
March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$815,886	$15,926	$533,931	$—	$1,365,743
Restricted cash and cash equivalents	18,358	12,671	159,857	—	190,886
Receivables, less allowance for doubtful accounts	237,992	151,842	921,921	—	1,311,755
Due from Hertz affiliate	510,025	54,908	318,616	(875,929)	7,620
Inventories, at lower cost or market	25,845	32,741	38,886	—	97,472
Prepaid expenses and other assets	1,924,299	8,099	158,470	(1,669,407)	421,461
Revenue earning equipment, net	157,395	1,256,055	7,987,810	—	9,401,260
Property and equipment, net	752,026	173,859	260,624	—	1,186,509
Investment in subsidiaries, net	4,060,341	29,763	—	(4,090,104)	—
Other intangible assets, net	109,797	2,333,670	92,103	—	2,535,570
Goodwill	71,835	12,320	225,340	—	309,495

Total assets	$8,683,799	$4,081,854	$10,697,558	$(6,635,440)	$16,827,771

LIABILITIES AND EQUITY
Due to Hertz affiliate	$366,745	$262,627	$246,557	$(875,929)	$—
Accounts payable	109,191	74,630	1,021,106	—	1,204,927
Accrued liabilities	621,952	29,641	323,585	—	975,178
Accrued taxes	68,960	175,913	59,447	(155,261)	149,059
Debt	4,991,226	108	5,366,273	—	10,357,607
Public liability and property damage	108,717	16,655	156,755	—	282,127
Deferred taxes on income	—	1,284,250	1,651,612	(1,514,147)	1,421,715

Total liabilities	6,266,791	1,843,824	8,825,335	(2,545,337)	14,390,613

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,417,008	2,238,030	1,852,073	(4,090,103)	2,417,008
Noncontrolling interest	—	—	20,150	—	20,150

Total equity	2,417,008	2,238,030	1,872,223	(4,090,103)	2,437,158

Total liabilities and equity	$8,683,799	$4,081,854	$10,697,558	$(6,635,440)	$16,827,771

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$1,754,378	$5,180	$614,448	$—	$2,374,006
Restricted cash and cash equivalents	16,092	25,468	166,016	—	207,576
Receivables, less allowance for doubtful accounts	265,195	166,483	924,875	—	1,356,553
Due from Hertz affiliate	501,735	47,166	313,466	(862,367)	—
Inventories, at lower cost or market	21,164	31,734	34,531	—	87,429
Prepaid expenses and other assets	1,756,704	6,814	169,539	(1,588,131)	344,926
Revenue earning equipment, net	166,316	1,265,641	7,507,452	—	8,939,409
Property and equipment, net	735,770	178,691	249,108	—	1,163,569
Investment in subsidiaries, net	4,044,084	47,109	—	(4,091,193)	—
Other intangible assets, net	114,840	2,334,500	101,219	—	2,550,559
Goodwill	71,835	9,971	218,368	—	300,174

Total assets	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

LIABILITIES AND EQUITY
Due to Hertz affiliate	$360,069	$191,832	$311,862	$(862,367)	$1,396
Accounts payable	144,261	177,170	623,542	—	944,973
Accrued liabilities	681,125	30,961	355,916	—	1,068,002
Accrued taxes	51,916	174,553	22,331	(112,403)	136,397
Debt	5,601,707	112	5,317,526	—	10,919,345
Public liability and property damage	110,346	16,939	151,400	—	278,685
Deferred taxes on income	—	1,284,768	1,651,172	(1,475,728)	1,460,212

Total liabilities	6,949,424	1,876,335	8,433,749	(2,450,498)	14,809,010

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,242,422	1,848,771	(4,091,193)	2,498,689
Noncontrolling interest	—	—	16,502	—	16,502

Total equity	2,498,689	2,242,422	1,865,273	(4,091,193)	2,515,191

Total liabilities and equity	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$930,353	$218,869	$1,207,626	$(576,845)	$1,780,003

Expenses:
Direct operating	556,178	140,855	376,632	—	1,073,665
Depreciation of revenue earning equipment	465,685	58,576	488,673	(576,845)	436,089
Selling, general and administrative	88,180	19,771	74,239	—	182,190
Interest expense	104,484	7,156	73,121	—	184,761
Interest income	(358)	(1)	(1,496)	—	(1,855)
Other (income) expense, net	51,742	(9)	143	—	51,876

Total expenses	1,265,911	226,348	1,011,312	(576,845)	1,926,726

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(335,558)	(7,479)	196,314	—	(146,723)
(Provision) benefit for taxes on income	106,725	2,399	(81,695)	—	27,429

Net income (loss)	(228,833)	(5,080)	114,619	—	(119,294)
Noncontrolling interest	—	—	(3,673)	—	(3,673)
Equity in earnings (losses) of subsidiaries (net of tax)	105,866	(957)	—	(104,909)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(122,967)	$(6,037)	$110,946	$(104,909)	$(122,967)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$912,918	$181,787	$1,127,204	$(561,021)	$1,660,888

Expenses:
Direct operating	538,321	120,277	354,401	—	1,012,999
Depreciation of revenue earning equipment	481,717	59,256	479,221	(561,021)	459,173
Selling, general and administrative	78,156	16,935	72,626	—	167,717
Interest expense	70,161	7,245	92,183	—	169,589
Interest income	(49)	(1)	(2,228)	—	(2,278)

Total expenses	1,168,306	203,712	996,203	(561,021)	1,807,200

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(255,388)	(21,925)	131,001	—	(146,312)
Provision (benefit) for taxes on income (loss)	57,903	5,146	(48,836)	—	14,213

Net income (loss)	(197,485)	(16,779)	82,165	—	(132,099)
Less: Net income attributable to noncontrolling interest	—	—	(3,578)	—	(3,578)
Equity in earnings (losses) of subsidiaries (net of tax)	61,808	(365)	—	(61,443)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(135,677)	$(17,144)	$78,587	$(61,443)	$(135,677)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(220,503)	$119,262	$381,670	$(114,560)	$165,869

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(2,266)	12,798	10,079	—	20,611
Revenue earning equipment expenditures	(39,684)	(155,822)	(1,768,308)	—	(1,963,814)
Proceeds from disposal of revenue earning equipment	31,398	42,768	1,615,993	—	1,690,159
Property and equipment expenditures	(33,564)	(7,449)	(15,757)	—	(56,770)
Proceeds from disposal of property and equipment	4,446	1,287	8,718	—	14,451
Return of capital from subsidiaries	1,250,440	—	—	(1,250,440)	—
Capital contributions to subsidiaries	(1,172,700)	—	—	1,172,700	—
Acquisitions, net of cash acquired	—	—	(9,774)	—	(9,774)
Other investing activities	—	—	1,192	—	1,192

Net cash provided by (used in) investing activities	38,070	(106,418)	(157,857)	(77,740)	(303,945)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,425,948	—	3,508	—	2,429,456
Payment of long-term debt	(3,095,542)	(3)	(43,330)	—	(3,138,875)
Short-term borrowings:
Proceeds	—	—	67,155	—	67,155
Payments	(1,551)	—	(223,751)	—	(225,302)
Proceeds (payments) under the revolving lines of credit, net	(14,128)	(2,095)	64,151	—	47,928
Capital contributions received from Parent	—	—	1,172,700	(1,172,700)	—
Payment of dividends and return of capital	—	—	(1,365,000)	1,365,000	—
Proceeds from employee stock purchase plan	871	—	—	—	871
Loan with Hertz Global Holdings, Inc.	(9,016)	—	—	—	(9,016)
Payment of financing costs	(62,641)	—	(1,450)	—	(64,091)

Net cash provided by (used in) financing activities	(756,059)	(2,098)	(326,017)	192,300	(891,874)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	21,687	—	21,687

Net change in cash and cash equivalents during the period	(938,492)	10,746	(80,517)	—	(1,008,263)
Cash and cash equivalents at beginning of period	1,754,378	5,180	614,448	—	2,374,006

Cash and cash equivalents at end of period	$815,886	$15,926	$533,931	$—	$1,365,743

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(349,858)	$21,878	$700,600	$(93,300)	$279,320

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(3,187)	(8,989)	152,081	—	139,905
Revenue earning equipment expenditures	(13,154)	(22,281)	(2,179,034)	—	(2,214,469)
Proceeds from disposal of revenue earning equipment	7,727	11,002	1,587,718	—	1,606,447
Property and equipment expenditures	(24,179)	(6,031)	(21,082)	—	(51,292)
Proceeds from disposal of property and equipment	(198)	5,242	1,639	—	6,683
Return of capital from subsidiaries	22,225	—	—	(22,225)	—
Purchase of short-term investments, net	3,052	94	214	—	3,360
Other investing activities	—	—	341	—	341

Net cash used in investing activities	(7,714)	(20,963)	(458,123)	(22,225)	(509,025)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	7,461	—	1,011	—	8,472
Payment of long-term debt	(11,101)	(19)	(251,473)	—	(262,593)
Short-term borrowings:
Proceeds	—	—	66,581	—	66,581
Payments	—	—	(79,279)	—	(79,279)
Proceeds (payments) under the revolving lines of credit, net	483,397	(1,539)	(134,683)	—	347,175
Distributions to noncontrolling interest	—	—	(2,975)	—	(2,975)
Payment of dividends and return of capital	—	—	(115,525)	115,525	—
Proceeds from employee stock purchase plan	610	—	—	—	610
Loan with Hertz Global Holdings, Inc.	2	—	—	—	2
Payment of financing costs	(278)	—	(1,033)	—	(1,311)

Net cash provided by (used in) financing activities	480,091	(1,558)	(517,376)	115,525	76,682

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(32,687)	—	(32,687)

Net change in cash and cash equivalents during the period	122,519	(643)	(307,586)	—	(185,710)
Cash and cash equivalents at beginning of period	108,522	6,069	870,876	—	985,467

Cash and cash equivalents at end of period	$231,041	$5,426	$563,290	$—	$799,757

Note 16—Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2010 and 2009 and the Condensed Consolidating Statements of Operations for the years ended December 31, 2010, 2009 and 2008, and Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008, of (a) The Hertz Corporation, ("the Company" or "the Parent"); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and (e) the Company on a consolidated basis.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.

We have revised our Condensed Consolidating Balance Sheet as of December 31, 2009 to appropriately reflect an accounts payable balance for the Non-Guarantor Subsidiaries that was previously reported in the Parent. We previously reported "Investment in subsidiaries, net" of  $4,512.6 million and "Accounts payable" of  $236.2 million for the Parent as of December 31, 2009 and "Accounts payable" of  $375.1 million and "The Hertz Corporation and Subsidiaries stockholder's equity" of  $2,280.3 million for the Non-Guarantor Subsidiaries. Also, we have revised our Condensed Consolidated Statement of Cash Flows for the year ended December 31, 2009 to reflect a reclassification of revenue earning equipment expenditures between the operating and investing sections of the Parent, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. We previously reported "Net cash used in operating activities" of  $100.2 million and "Net cash provided by investing activities" of  $101.9 million for the Guarantor Subsidiaries for the year ended December 31, 2009. We previously reported "Net cash used in investing activities" of  $1,240.7 million for the Non-Guarantor Subsidiaries for the year ended December 31, 2009. There was no impact to The Hertz Corporation's Consolidated Balance Sheet or Consolidated Statement of Cash Flows. Management has concluded that this footnote revision is not material to our previously issued consolidated financial statements.

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$1,754,378	$5,180	$614,448	$—	$2,374,006
Restricted cash and cash equivalents	16,092	25,468	166,016	—	207,576
Receivables, less allowance for doubtful accounts	265,195	166,483	924,875	—	1,356,553
Due from Hertz affiliate	501,735	47,166	313,466	(862,367)	—
Inventories, at lower cost or market	21,164	31,734	34,531	—	87,429
Prepaid expenses and other assets	1,756,704	6,814	169,539	(1,588,131)	344,926
Revenue earning equipment, net	166,316	1,265,641	7,507,452	—	8,939,409
Property and equipment, net	735,770	178,691	249,108	—	1,163,569
Investment in subsidiaries, net	4,044,084	47,109	—	(4,091,193)	—
Other intangible assets, net	114,840	2,334,500	101,219	—	2,550,559
Goodwill	71,835	9,971	218,368	—	300,174

Total assets	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

LIABILITIES AND EQUITY
Due to Hertz affiliate	$360,069	$191,832	$311,862	$(862,367)	$1,396
Accounts payable	144,261	177,170	623,542	—	944,973
Accrued liabilities	681,125	30,961	355,916	—	1,068,002
Accrued taxes	51,916	174,553	22,331	(112,403)	136,397
Debt	5,601,707	112	5,317,526	—	10,919,345
Public liability and property damage	110,346	16,939	151,400	—	278,685
Deferred taxes on income	—	1,284,768	1,651,172	(1,475,728)	1,460,212

Total liabilities	6,949,424	1,876,335	8,433,749	(2,450,498)	14,809,010

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,242,422	1,848,771	(4,091,193)	2,498,689
Noncontrolling interest	—	—	16,502	—	16,502

Total equity	2,498,689	2,242,422	1,865,273	(4,091,193)	2,515,191

Total liabilities and equity	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$108,522	$6,069	$870,876	$—	$985,467
Restricted cash and cash equivalents	36,024	7,955	321,180	—	365,159
Receivables, less allowance for doubtful accounts	206,702	134,996	987,949	—	1,329,647
Due from Hertz affiliate	796,408	40,421	293,653	(1,130,482)	—
Inventories, at lower cost or market	17,908	35,717	39,790	—	93,415
Prepaid expenses and other assets	1,518,906	7,166	124,892	(1,360,974)	289,990
Revenue earning equipment, net	89,451	1,355,727	7,406,407	—	8,851,585
Property and equipment, net	730,861	190,993	266,275	—	1,188,129
Investment in subsidiaries, net	4,477,526	41,834	—	(4,519,360)	—
Other intangible assets, net	135,011	2,350,893	111,778	—	2,597,682
Goodwill	71,835	7,510	216,005	—	295,350

Total assets	$8,189,154	$4,179,281	$10,638,805	$(7,010,816)	$15,996,424

LIABILITIES AND EQUITY
Due to Hertz affiliate	$341,644	$345,943	$450,466	$(1,130,484)	$7,569
Accounts payable	201,118	47,427	410,126	—	658,671
Accrued liabilities	590,921	26,595	405,242	—	1,022,758
Accrued taxes	51,457	151,745	147,213	(224,609)	125,806
Debt	4,442,100	180	5,554,734	—	9,997,014
Public liability and property damage	105,134	18,455	154,239	—	277,828
Deferred taxes on income	—	1,314,802	1,254,268	(1,136,365)	1,432,705

Total liabilities	5,732,374	1,905,147	8,376,288	(2,491,458)	13,522,351

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,456,780	2,274,134	2,245,224	(4,519,358)	2,456,780
Noncontrolling interest	—	—	17,293	—	17,293

Total equity	2,456,780	2,274,134	2,262,517	(4,519,358)	2,474,073

Total liabilities and equity	$8,189,154	$4,179,281	$10,638,805	$(7,010,816)	$15,996,424

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,961,435	$840,954	$5,210,658	$(2,450,513)	$7,562,534

Expenses:
Direct operating	2,216,821	535,625	1,529,905	—	4,282,351
Depreciation of revenue earning equipment	1,938,416	236,594	2,143,650	(2,450,513)	1,868,147
Selling, general and administrative	330,107	70,396	263,939	—	664,442
Interest expense	297,512	28,594	400,433	—	726,539
Interest and other income, net	(236)	8	(12,082)	—	(12,310)

Total expenses	4,782,620	871,217	4,325,845	(2,450,513)	7,529,169

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(821,185)	(30,263)	884,813	—	33,365
(Provision) benefit for taxes on income	314,286	7,476	(355,490)	—	(33,728)

Net income (loss)	(506,899)	(22,787)	529,323	—	(363)
Noncontrolling interest	—	—	(17,383)	—	(17,383)
Equity in earnings (losses) of subsidiaries (net of tax)	489,153	(5,268)	—	(483,885)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(17,746)	$(28,055)	$511,940	$(483,885)	$(17,746)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,694,986	$807,068	$4,773,473	$(2,174,020)	$7,101,507

Expenses:
Direct operating	2,081,153	485,233	1,517,790	—	4,084,176
Depreciation of revenue earning equipment	1,896,687	253,518	1,955,173	(2,174,020)	1,931,358
Selling, general and administrative	284,082	80,518	276,403	—	641,003
Interest expense	291,075	31,211	331,375	—	653,661
Interest and other income, net	(48,900)	167	(15,704)	—	(64,437)

Total expenses	4,504,097	850,647	4,065,037	(2,174,020)	7,245,761

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(809,111)	(43,579)	708,436	—	(144,254)
(Provision) benefit for taxes on income	326,149	21,656	(299,407)	—	48,398

Net income (loss)	(482,962)	(21,923)	409,029	—	(95,856)
Noncontrolling interest	—	—	(14,679)	—	(14,679)
Equity in earnings (losses) of subsidiaries (net of tax)	372,427	(4,161)	—	(368,266)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(110,535)	$(26,084)	$394,350	$(368,266)	$(110,535)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,153,298	$1,151,322	$5,802,465	$(2,582,030)	$8,525,055

Expenses:
Direct operating	2,427,023	648,375	1,854,620	—	4,930,018
Depreciation of revenue earning equipment	2,252,428	248,157	2,275,609	(2,582,030)	2,194,164
Selling, general and administrative	316,917	112,354	340,368	—	769,639
Interest expense	315,960	66,300	488,230	—	870,490
Interest and other income, net	(2,958)	(1,052)	(20,751)	—	(24,761)
Impairment charges	—	956,096	212,804	—	1,168,900

Total expenses	5,309,370	2,030,230	5,150,880	(2,582,030)	9,908,450

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(1,156,072)	(878,908)	651,585	—	(1,383,395)
(Provision) benefit for taxes on income	429,196	142,124	(373,663)	—	197,657

Net income (loss)	(726,876)	(736,784)	277,922	—	(1,185,738)
Noncontrolling interest	—	—	(20,786)	—	(20,786)
Equity in earnings (losses) of subsidiaries (net of tax)	(479,648)	(9,775)	—	489,423	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(1,206,524)	$(746,559)	$257,136	$489,423	$(1,206,524)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$337,055	$93,252	$2,189,175	$(381,555)	$2,237,927

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	19,932	(17,514)	158,098	—	160,516
Revenue earning equipment expenditures	(188,057)	(96,452)	(8,156,363)	—	(8,440,872)
Proceeds from disposal of revenue earning equipment	169,451	75,139	7,273,856	—	7,518,446
Property and equipment expenditures	(92,415)	(19,275)	(67,519)	—	(179,209)
Proceeds from disposal of property and equipment	4,311	11,239	23,355	—	38,905
Capital contributions to subsidiaries	(1,544,332)	—	—	1,544,332	—
Return of capital from subsidiaries	1,877,095	—	—	(1,877,095)	—
Acquisitions, net of cash acquired	(35)	(43,789)	(3,747)	—	(47,571)
Sale of short-term investments, net	3,183	94	214	—	3,491
Other investing activities	—	—	2,726	—	2,726

Net cash provided by (used in) investing activities	249,133	(90,558)	(769,380)	(332,763)	(943,568)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,209,866	—	1,425,847	—	2,635,713
Payment of long-term debt	(73,342)	(68)	(2,880,823)	—	(2,954,233)
Short-term borrowings:
Proceeds	—	—	490,490	—	490,490
Payments	(2,615)	—	(968,334)	—	(970,949)
Proceeds (payments) under the revolving lines of credit, net	(18,907)	(3,515)	1,048,492	—	1,026,070
Distributions to noncontrolling interest	—	—	(18,200)	—	(18,200)
Payment of Dividends and Return of Capital	(23,000)	—	(2,258,650)	2,258,650	(23,000)
Capital Contributions Received from Parent	—	—	1,544,332	(1,544,332)	—
Proceeds from employee stock purchase plan	3,208	—	—	—	3,208
Excess tax benefits from exercise of stock options	(258)	—	—	—	(258)
Loan from Hertz Global Holdings, Inc.	(6,173)	—	—	—	(6,173)
Payment of financing costs	(29,111)	—	(49,040)	—	(78,151)

Net cash provided by (used in) financing activities	1,059,668	(3,583)	(1,665,886)	714,318	104,517

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(10,337)	—	(10,337)

Net change in cash and cash equivalents during the period	1,645,856	(889)	(256,428)	—	1,388,539
Cash and cash equivalents at beginning of period	108,522	6,069	870,876	—	985,467

Cash and cash equivalents at end of period	$1,754,378	$5,180	$614,448	$—	$2,374,006

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(730,823)	$(96,344)	$2,882,929	$(353,902)	$1,701,860

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(34,447)	27,468	375,700	—	368,721
Revenue earning equipment expenditures	(88,945)	(29,372)	(7,409,000)	—	(7,527,317)
Proceeds from disposal of revenue earning equipment	67,727	101,495	5,937,402	—	6,106,624
Property and equipment expenditures	(52,503)	(9,863)	(38,335)	—	(100,701)
Proceeds from disposal of property and equipment	(3,076)	8,380	18,393	—	23,697
Capital contributions to subsidiaries	(833,411)	—	—	833,411	—
Return of capital from subsidiaries	1,483,281	—	—	(1,483,281)	—
Acquisitions, net of cash acquired	(40,333)	—	(36,086)	—	(76,419)
Purchase of short-term investments, net	(3,184)	(94)	(214)	—	(3,492)
Other investing activities	—	—	828	—	828

Net cash provided by (used in) investing activities	495,109	98,014	(1,151,312)	(649,870)	(1,208,059)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	4,703	—	1,196,193	—	1,200,896
Payment of long-term debt	(189,810)	(74)	(959,992)	—	(1,149,876)
Short-term borrowings:
Proceeds	—	—	364,065	—	364,065
Payments	—	—	(351,773)	—	(351,773)
Proceeds (payments) under the revolving lines of credit, net	(437,976)	(2,268)	(685,855)	—	(1,126,099)
Distributions to noncontrolling interest	—	—	(15,050)	—	(15,050)
Payment of Dividends and Return of Capital	—	—	(1,837,183)	1,837,183	—
Capital Contributions Received from Parent	990,117	—	833,411	(833,411)	990,117
Proceeds from employee stock purchase plan	2,400	—	—	—	2,400
Loan from Hertz Global Holdings, Inc.	(7,186)	—	—	—	(7,186)
Payment of financing costs	(43,856)	—	(1,161)	—	(45,017)

Net cash provided by (used in) financing activities	318,392	(2,342)	(1,457,345)	1,003,772	(137,523)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	35,192	—	35,192

Net change in cash and cash equivalents during the period	82,678	(672)	309,464	—	391,470
Cash and cash equivalents at beginning of period	25,844	6,741	561,412	—	593,997

Cash and cash equivalents at end of period	$108,522	$6,069	$870,876	$—	$985,467

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(1,501,317)	$(45,658)	$4,488,139	$(504,615)	$2,436,549

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	—	—	(71,836)	—	(71,836)
Revenue earning equipment expenditures	(99,013)	(87,719)	(9,964,250)	—	(10,150,982)
Proceeds from disposal of revenue earning equipment	80,716	189,125	8,349,874	—	8,619,715
Property and equipment expenditures	(81,343)	(28,509)	(83,914)	—	(193,766)
Proceeds from disposal of property and equipment	29,156	2,563	36,796	—	68,515
Return of capital from subsidiaries	1,294,235	—	—	(1,294,235)	—
Acquisitions, net of cash acquired	(14,050)	(17,616)	(39,254)	—	(70,920)
Other investing activities	—	—	(488)	—	(488)

Net cash provided by (used in) investing activities	1,209,701	57,844	(1,773,072)	(1,294,235)	(1,799,762)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	11,408	—	11,157	—	22,565
Repayment of long-term debt	(65,246)	(69)	(795,200)	—	(860,515)
Short-term borrowings:
Proceeds	—	—	396,679	—	396,679
Repayments	—	—	(374,333)		(374,333)
Proceeds (repayments) under the revolving lines of credit, net	279,300	(23,353)	(57,186)	—	198,761
Payment of financing costs	(10,090)	—	(51,133)	—	(61,223)
Loan with Hertz Global Holdings, Inc.	6,273	—	—	—	6,273
Dividends paid	—	—	(1,798,850)	1,798,850	—
Distributions to noncontrolling interest	—	—	(24,150)	—	(24,150)

Net cash provided by (used in) financing activities	221,645	(23,422)	(2,693,016)	1,798,850	(695,943)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(76,540)	—	(76,540)

Net change in cash and cash equivalents during the period	(69,971)	(11,236)	(54,489)	—	(135,696)
Cash and cash equivalents at beginning of period	95,815	17,977	615,901	—	729,693

Cash and cash equivalents at end of period	$25,844	$6,741	$561,412	$—	$593,997

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events

Note 17—Subsequent Events

In April 2011, Hertz redeemed  $480 million principal amount of its outstanding 8.875% Senior Notes due 2014 which resulted in premiums paid of  $10.7 million and the write-off of unamortized debt costs of  $5.8 million.

In April 2011, Lois I. Boyd was named Executive Vice President and President, Hertz Equipment Rental Corporation.

Note 17—Subsequent Events

In January 2011, Gerald A. Plescia, President, Hertz Equipment Rental Corporation, or "HERC," retired from the Company. Mark P. Frissora, our Chairman and Chief Executive Officer is assuming the temporary senior management responsibility for HERC until a successor is named.

In January 2011, Hertz redeemed in full its outstanding ( $518.5 million principal amount) 10.5% Senior Subordinated Notes due 2016 which resulted in premiums paid of  $27.2 million and the write-off of unamortized debt costs of  $8.6 million. In January and February 2011, Hertz redeemed  $1,105 million principal amount of its outstanding 8.875% Senior Notes due 2014 which resulted in premiums paid of  $24.5 million and the write-off of unamortized debt costs of  $14.4 million. We used the proceeds from the September 2010 issuance of  $700 million aggregate principal amount of 7.50% Senior Notes, the December 2010 issuance of  $500 million aggregate principal amount of 7.375% Senior Notes and the February 2011 issuance of  $500 million aggregate principal amount of 6.75% Senior Notes (see below) for these redemptions.

In February 2011, Hertz issued  $500 million aggregate principal amount of 6.75% Senior Notes due 2019. The 6.75% Senior Notes are guaranteed on a senior unsecured basis by the domestic subsidiaries of Hertz that guarantee its Senior Credit Facilities.

In February 2011, Hertz used existing corporate liquidity to pay off the maturing amount of the Brazilian Fleet Financing Facility.

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2010
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

THE HERTZ CORPORATION AND SUBSIDIARIES

(In Thousands of Dollars)

		Additions
	Balance at Beginning of Period	Charged to Expense	Translation Adjustments	Deductions		Balance at End of Period
Allowance for doubtful accounts:
Year ended December 31, 2010	$21,268	$19,667	$(695)	$(20,532)	(a)	$19,708
Year ended December 31, 2009	$16,572	$27,951	$1,823	$(25,078)	(a)	$21,268
Year ended December 31, 2008	$12,147	$31,068	$(554)	$(26,089)	(a)	$16,572
Tax valuation allowances:
Year ended December 31, 2010	$167,812	$27,473	$(9,478)	$—		$185,807
Year ended December 31, 2009	$123,210	$39,689	$4,913	$—		$167,812
Year ended December 31, 2008	$69,879	$58,526	$(5,195)	$—		$123,210
(a)
Amounts written off, net of recoveries.

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,365,743	$ 2,374,006
Restricted cash and cash equivalents	190,886	207,576
Receivables, less allowance for doubtful accounts of $21,323 and $19,708	1,311,755	1,356,553
Due from Hertz Global Holdings, Inc.	7,620
Inventories, at lower of cost or market	97,472	87,429
Prepaid expenses and other assets	421,461	344,926
Revenue earning equipment, at cost:
Cars	8,970,894	8,435,077
Less accumulated depreciation	(1,256,743)	(1,199,355)
Other equipment	2,766,600	2,756,101
Less accumulated depreciation	(1,079,491)	(1,052,414)
Total revenue earning equipment	9,401,260	8,939,409
Property and equipment, at cost:
Land, buildings and leasehold improvements	1,101,047	1,071,987
Service equipment and other	945,999	900,271
Total property and equipment, at cost	2,047,046	1,972,258
Less accumulated depreciation	(860,537)	(808,689)
Total property and equipment	1,186,509	1,163,569
Other intangible assets, net	2,535,570	2,550,559
Goodwill	309,495	300,174
Total assets	16,827,771	17,324,201
LIABILITIES AND EQUITY
Accounts payable	1,204,927	944,973
Due to Hertz Global Holdings, Inc.		1,396
Accrued liabilities	975,178	1,068,002
Accrued taxes	149,059	136,397
Debt	10,357,607	10,919,345
Public liability and property damage	282,127	278,685
Deferred taxes on income	1,421,715	1,460,212
Total liabilities	14,390,613	14,809,010
Commitments and contingencies
The Hertz Corporation and Subsidiaries stockholder's equity
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding
Additional paid-in capital	3,462,253	3,452,019
Accumulated deficit	(1,114,118)	(991,153)
Accumulated other comprehensive income	68,873	37,823
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,417,008	2,498,689
Noncontrolling interest	20,150	16,502
Total equity	2,437,158	2,515,191
Total liabilities and equity	$ 16,827,771	$ 17,324,201

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Receivables, allowance for doubtful accounts (in dollars)	$ 21,323	$ 19,708	$ 21,268
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	3,000	3,000	3,000
Common Stock, shares issued	100	100	100
Common Stock, shares outstanding	100	100	100

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Revenues:
Car rental	$ 1,478,938	$ 1,396,571
Equipment rental	268,086	236,971
Other	32,979	27,346
Total revenues	1,780,003	1,660,888
Expenses:
Direct operating	1,073,665	1,012,999
Depreciation of revenue earning equipment and lease charges	436,089	459,173
Selling, general and administrative	182,190	167,717
Interest expense	184,761	169,589
Interest income	(1,855)	(2,278)
Other (income) expense, net	51,876
Total expenses	1,926,726	1,807,200
Income (loss) before income taxes	(146,723)	(146,312)
(Provision) benefit for taxes on income	27,429	14,213
Net loss	(119,294)	(132,099)
Less: Net income attributable to noncontrolling interest	(3,673)	(3,578)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ (122,967)	$ (135,677)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended
Mar. 31, 2010
Cash flows from operating activities:
Net loss	$ (132,099)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of revenue earning equipment	442,671
Depreciation of property and equipment	39,630
Amortization of other intangible assets	16,372
Amortization and write-off of deferred financing costs	15,000
Amortization and write-off of debt discount	7,614
Stock-based compensation charges	8,997
(Gain) loss on derivatives	9,838
Amortization and ineffectiveness of cash flow hedges	20,899
Provision for losses on doubtful accounts	5,087
Asset writedowns	676
Deferred taxes on income	29,040
Gain on sale of property and equipment	(409)
Changes in assets and liabilities, net of effects of acquisition:
Receivables	(28,545)
Due from Hertz affiliate	(5,333)
Inventories, prepaid expenses and other assets	(8,978)
Accounts payable	48,868
Accrued liabilities	(129,347)
Accrued taxes	(56,486)
Public liability and property damage	(4,175)
Net cash provided by operating activities	279,320
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	139,905
Revenue earning equipment expenditures	(2,214,469)
Proceeds from disposal of revenue earning equipment	1,606,447
Property and equipment expenditures	(51,292)
Proceeds from disposal of property and equipment	6,683
Sale of short-term investments, net	3,360
Other investing activities	341
Net cash used in investing activities	(509,025)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	8,472
Payment of long-term debt	(262,593)
Short term borrowings:
Proceeds	66,581
Payments	(79,279)
Proceeds (payments) under the revolving lines of credit, net	347,175
Distributions to noncontrolling interest	(2,975)
Proceeds from employee stock purchase plan	610
Loan with Hertz Global Holdings, Inc.	2
Payment of financing costs	(1,311)
Net cash provided by (used in) financing activities	76,682
Effect of foreign exchange rate changes on cash and cash equivalents	(32,687)
Net change in cash and cash equivalents during the period	(185,710)
Cash and cash equivalents at beginning of period	985,467
Cash and cash equivalents at end of period	799,757
Cash paid during the period for:
Interest (net of amounts capitalized)	173,284
Income taxes	24,564
Supplemental disclosures of non-cash flow information:
Purchases of revenue earning equipment included in accounts payable and accrued liabilities	709,052
Sales of revenue earning equipment included in receivables	632,336
Purchases of property and equipment included in accounts payable	26,164
Sales of property and equipment included in receivables	$ 6,271

Background	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Background
Background

Note 1—Background

The Hertz Corporation, together with its subsidiaries, is referred to herein as "we," "our" and "us." The Hertz Corporation is also referred to herein as "Hertz." Hertz Global Holdings, Inc., our ultimate parent company, is referred to herein as "Hertz Holdings."

We are a successor to corporations that have been engaged in the car and truck rental and leasing business since 1918 and the equipment rental business since 1965. Hertz was incorporated in Delaware in 1967. Ford Motor Company, or "Ford," acquired an ownership interest in Hertz in 1987. Prior to this, we were a subsidiary of United Continental Holdings, Inc. (formerly Allegis Corporation), which acquired our outstanding capital stock from RCA Corporation in 1985.

On December 21, 2005, investment funds associated with or designated by:

  •
  Clayton, Dubilier & Rice, Inc., or "CD&R,"

  •
  The Carlyle Group, or "Carlyle," and

  •
  BAML Capital Partners, or "BAMLCP" (formerly known as Merrill Lynch Global Private Equity),

or collectively the "Sponsors," acquired all of our common stock from Ford Holdings LLC. We refer to the acquisition of all of our common stock by the Sponsors as the "Acquisition."

In March 2011, the Sponsors sold 50,000,000 shares of their Hertz Holdings common stock to Goldman, Sachs & Co. as the sole underwriter in the registered public offering of those shares.

As a result of Hertz Holdings' initial public offering in November 2006 and subsequent offerings in June 2007, May 2009, June 2009 and March 2011, the Sponsors reduced their holdings to approximately 39% of the outstanding shares of common stock of Hertz Holdings.

In January 2009, Bank of America Corporation, or "Bank of America," acquired Merrill Lynch & Co., Inc., the parent company of BAMLCP. Accordingly, Bank of America is now an indirect beneficial owner of Hertz Holdings' common stock held by BAMLCP and certain of its affiliates.

Note 1—Background

Background

The Hertz Corporation together with its subsidiaries are referred to herein as "we," "our" and "us." The Hertz Corporation is referred to herein as "Hertz," 100% of Hertz outstanding capital stock is owned by Hertz Investors, Inc. (previously CCMG Corporation), and 100% of Hertz Investors, Inc.'s capital stock is owned by Hertz Holdings (previously known as CCMG Holdings, Inc.).

We are a successor to corporations that have been engaged in the car and truck rental and leasing business since 1918 and the equipment rental business since 1965. Hertz was incorporated in Delaware in 1967. Ford Motor Company, or "Ford," acquired an ownership interest in Hertz in 1987. Prior to this, Hertz was a subsidiary of UAL Corporation (formerly Allegis Corporation), which acquired our outstanding capital stock from RCA Corporation in 1985.

On December 21, 2005, investment funds associated with or designated by:

  •
  Clayton, Dubilier & Rice, Inc., or "CD&R,"

  •
  The Carlyle Group, or "Carlyle," and

  •
  BAML Capital Partners, or "BAMLCP" (formerly known as Merrill Lynch Global Private Equity),

or collectively the "Sponsors," acquired all of our common stock from Ford Holdings LLC. We refer to the acquisition of all of our common stock by the Sponsors as the "Acquisition." Following Hertz Holdings' initial public offering in November 2006 and subsequent offerings in June 2007, May 2009 and June 2009, the Sponsors currently own approximately 51% of the common stock of Hertz Holdings.

In January 2009, Bank of America Corporation, or "Bank of America," acquired Merrill Lynch & Co., Inc., the parent company of BAMLCP. Accordingly, Bank of America is now an indirect beneficial owner of Hertz Holdings' common stock held by BAMLCP and certain of its affiliates.

Basis of Presentation	3 Months Ended
Mar. 31, 2011
Basis of Presentation
Basis of Presentation

Note 2—Basis of Presentation

The significant accounting policies summarized in Note 2 to our audited consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2010, filed with the United States Securities and Exchange Commission, or "SEC," on February 28, 2011, or the "Form 10-K," have been followed in preparing the accompanying condensed consolidated financial statements.

The December 31, 2010 condensed consolidated balance sheet data was derived from our audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America, or "GAAP."

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes. Actual results could differ materially from those estimates.

In our opinion, all adjustments necessary for a fair statement of the results of operations for the interim periods have been made. Results for interim periods are not necessarily indicative of results for a full year.

Certain prior period amounts have been reclassified to conform with current reporting.

There have been no new accounting pronouncements issued or changes to existing guidance during the three months ended March 31, 2011 that would have a material impact on our financial position or results of operations.

For the three months ended March 31, 2010, we have revised net cash provided by operating activities and net cash used in investing activities within our consolidated statement of cash flows due to a gross-up of cash lease payments relating to our revenue earning equipment in the non-cash add back previously included in depreciation of revenue earning equipment and proceeds from disposal of revenue earning equipment.

Cash and Cash Equivalents and Restricted Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents and Restricted Cash and Cash Equivalents
Cash and Cash Equivalents and Restricted Cash and Cash Equivalents

Note 3—Cash and Cash Equivalents and Restricted Cash and Cash Equivalents

We consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

In our Consolidated Statements of Cash Flows, we net cash flows from revolving borrowings in the line item "Proceeds (payments) under the revolving lines of credit, net." The contractual maturities of such borrowings may exceed 90 days in certain cases.

Restricted cash and cash equivalents includes cash and cash equivalents that are not readily available for our normal disbursements. Restricted cash and cash equivalents are restricted for the purchase of revenue earning vehicles and other specified uses under our Fleet Debt facilities, for our Like-Kind Exchange Program, or "LKE Program," and to satisfy certain of our self-insurance regulatory reserve requirements. As of March 31, 2011 and December 31, 2010, the portion of total restricted cash and cash equivalents that was associated with our Fleet Debt facilities was  $110.2 million and  $115.6 million, respectively. The decrease in restricted cash and cash equivalents associated with our fleet debt of  $5.4 million from December 31, 2010 to March 31, 2011 was primarily related to payments to reduce fleet debt and the timing of purchases and sales of revenue earning vehicles.

Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Note 4—Goodwill and Other Intangible Assets

The following summarizes the changes in our goodwill, by segment (in millions of dollars):

	Car Rental	Equipment Rental	Total
Balance as of January 1, 2011
Goodwill	$336.4	$658.7	$995.1
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	293.4	6.8	300.2

Goodwill acquired during the period	5.0	—	5.0
Adjustments to previously recorded purchase price allocation	(0.9)	1.4	0.5
Other changes during the period(1)	3.6	0.2	3.8

	7.7	1.6	9.3
Balance as of March 31, 2011
Goodwill	344.1	660.3	1,004.4
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	$301.1	$8.4	$309.5

	Car Rental	Equipment Rental	Total
Balance as of January 1, 2010
Goodwill	$335.8	$654.5	$990.3
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	292.8	2.6	295.4

Goodwill acquired during the year	2.7	4.3	7.0
Other changes during the year(1)	(2.1)	(0.1)	(2.2)

	0.6	4.2	4.8
Balance as of December 31, 2010
Goodwill	336.4	658.7	995.1
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	$293.4	$6.8	$300.2

(1)
Primarily consists of changes resulting from the translation of foreign currencies at different exchange rates from the beginning of the period to the end of the period.

Other intangible assets, net, consisted of the following major classes (in millions of dollars):

	March 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$606.6	$(319.3)	$287.3
Other(1)	60.8	(20.7)	40.1

Total	667.4	(340.0)	327.4

Indefinite-lived intangible assets:
Trade name	2,190.0	—	2,190.0
Other(2)	18.2	—	18.2

Total	2,208.2	—	2,208.2

Total other intangible assets, net	$2,875.6	$(340.0)	$2,535.6

	December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$606.5	$(304.6)	$301.9
Other(1)	59.1	(18.6)	40.5

Total	665.6	(323.2)	342.4

Indefinite-lived intangible assets:
Trade name	2,190.0	—	2,190.0
Other(2)	18.2	—	18.2

Total	2,208.2	—	2,208.2

Total other intangible assets, net	$2,873.8	$(323.2)	$2,550.6

(1)
Other amortizable intangible assets primarily consist of our Advantage trade name and concession rights, reacquired franchise rights, non-compete agreements and technology-related intangibles.

(2)
Other indefinite-lived intangible assets primarily consist of reacquired franchise rights.

Amortization of other intangible assets for the three months ended March 31, 2011 and 2010, was approximately  $16.8 million and  $16.4 million, respectively. Based on our amortizable intangible assets as of March 31, 2011, we expect amortization expense to be approximately  $49.4 million for the remainder of 2011,  $64.9 million in 2012,  $63.6 million in 2013,  $60.7 million in 2014,  $59.5 million in 2015 and  $13.2 million in 2016.

During the three months ended March 31, 2011, we added eight international car rental locations from an external acquisition. This transaction has been accounted for using the acquisition method of accounting in accordance with GAAP and operating results of the acquired locations from the date of acquisition are included in our consolidated statement of operations. The allocation of the purchase price to the tangible and intangible net assets acquired is preliminary and subject to finalization. This acquisition is not material to the consolidated amounts presented within our statement of operations for the three months ended March 31, 2011.

Note 3—Goodwill and Other Intangible Assets

The following summarizes the changes in our goodwill, by segment, for the periods presented (in millions of dollars):

	Car Rental	Equipment Rental	Total
Balance as of January 1, 2010
Goodwill	$335.8	$654.5	$990.3
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	292.8	2.6	295.4

Goodwill acquired during the year	2.7	4.3	7.0
Other changes during the year(1)	(2.1)	(0.1)	(2.2)

Balance as of December 31, 2010
Goodwill	336.4	658.7	995.1
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	$293.4	$6.8	$300.2

	Car Rental	Equipment Rental	Total
Balance as of January 1, 2009
Goodwill	$307.1	$651.9	$959.0
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	264.1	—	264.1

Goodwill acquired during the year	24.0	2.4	26.4
Other changes during the year(1)	4.7	0.2	4.9

Balance as of December 31, 2009
Goodwill	335.8	654.5	990.3
Accumulated impairment losses	(43.0)	(651.9)	(694.9)

	$292.8	$2.6	$295.4

(1)
Primarily consists of changes resulting from the translation of foreign currencies at different exchange rates from the beginning of the period to the end of the period.

Other intangible assets, net, consisted of the following major classes (in millions of dollars):

	December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$606.5	$(304.6)	$301.9
Other(1)	59.1	(18.6)	40.5

Total	665.6	(323.2)	342.4

Indefinite-lived intangible assets:
Trade name	2,190.0	—	2,190.0
Other(2)	18.2	—	18.2

Total	2,208.2	—	2,208.2

Total other intangible assets, net	$2,873.8	$(323.2)	$2,550.6

	December 31, 2009
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$600.6	$(246.5)	$354.1
Other(1)	50.0	(12.0)	38.0

Total	650.6	(258.5)	392.1

Indefinite-lived intangible assets:
Trade name	2,190.0	—	2,190.0
Other(2)	15.6	—	15.6

Total	2,205.6	—	2,205.6

Total other intangible assets, net	$2,856.2	$(258.5)	$2,597.7

(1)
Other amortizable intangible assets primarily consist of our Advantage trade name, concession rights, reacquired franchise rights, non-compete agreements and technology-related intangibles.

(2)
Other indefinite-lived intangible assets primarily consist of reacquired franchise rights.

In 2008, we recorded non-cash impairment charges of  $694.9 million related to our goodwill and  $451.0 related to other intangible assets. The car rental and equipment rental segments recorded non-cash impairment charges related to their goodwill of  $43.0 million and  $651.9 million, respectively, and to their other intangible assets of  $377.0 million and  $74.0 million, respectively. These impairment charges were a result of a decline in the economy and fourth quarter 2008 operating results, and a significant decline in both the fair value of debt and our stock price.

Amortization of other intangible assets for the years ended December 31, 2010, 2009 and 2008, was  $64.7 million,  $66.1 million and  $66.3 million, respectively. Based on our amortizable intangible assets as of December 31, 2010, we expect amortization expense to range from  $59.4 million to  $66.0 million for each of the next five fiscal years.

During the year ended December 31, 2010, we added ten locations in our domestic and international car rental operations by acquiring former franchisees and from external acquisitions. Additionally, we added seven locations related to external acquisitions done within our equipment rental operations. Total intangible assets acquired during the year ended December 31, 2010 was  $18.0 million, of which  $15.4 million and  $2.6 million was allocated to amortizable intangible assets and indefinite-lived intangible assets, respectively. During the year ended December 31, 2009, we added 32 car rental locations by acquiring former franchisees in our domestic and international car rental operations, as well as approximately 20 locations associated with our acquisition of Advantage Rent A Car and one location related to an external acquisition done within our equipment rental operations. Total intangible assets acquired during the year ended December 31, 2009 was  $44.7 million, of which  $39.1 million and  $5.6 million was allocated to amortizable intangible assets and indefinite-lived intangible assets, respectively. Each of these transactions has been accounted for using the acquisition method of accounting in accordance with GAAP and operating results of the acquired locations from the dates of acquisition are included in our consolidated statements of operations. For certain 2010 acquisitions, the allocation of the purchase price to the tangible and intangible net assets acquired is preliminary and subject to finalization. These acquisitions are not material, individually or collectively, to the consolidated amounts presented within our statement of operations for the years ended December 31, 2010 and 2009.

Taxes on Income	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Taxes on Income
Taxes on Income

Note 5—Taxes on Income

The effective tax rate for the three months ended March 31, 2011 and 2010 was 18.7% and 9.7%, respectively. The benefit for taxes on income of  $27.4 million in the three months ended March 31, 2011 increased from  $14.2 million in the three months ended March 31, 2010, primarily due to changes in geographic earnings mix and changes in losses in certain non-U.S. jurisdictions for which tax benefits cannot be realized.

Note 8—Taxes on Income

The components of loss before income taxes for the periods were as follows (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Domestic	$(80.1)	$(122.6)	$(1,167.3)
Foreign	113.5	(21.7)	(216.1)

Total	$33.4	$(144.3)	$(1,383.4)

The total provision (benefit) for taxes on income consists of the following (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Current:
Federal	$10.2	$3.4	$(1.5)
Foreign	41.5	15.8	36.5
State and local	1.5	(1.3)	3.3

Total current	53.2	17.9	38.3

Deferred:
Federal	(18.2)	(27.9)	(193.0)
Foreign	1.3	(15.5)	(12.7)
State and local	(2.6)	(23.0)	(30.3)

Total deferred	(19.5)	(66.4)	(236.0)

Total provision (benefit)	$33.7	$(48.5)	$(197.7)

The principal items of the U.S. and foreign net deferred tax assets and liabilities at December 31, 2010 and 2009 are as follows (in millions of dollars):

	2010	2009
Deferred Tax Assets:
Employee benefit plans	$83.3	$88.0
Net operating loss carryforwards	1,405.9	1,133.2
Foreign tax credit carryforwards	20.8	20.8
Federal, state and foreign local tax credit carryforwards	4.8	8.2
Accrued and prepaid expenses	257.4	246.4

Total Deferred Tax Assets	1,772.2	1,496.6
Less: Valuation Allowance	(185.8)	(167.8)

Total Net Deferred Tax Assets	1,586.4	1,328.8

Deferred Tax Liabilities:
Depreciation on tangible assets	(2,004.1)	(1,694.5)
Intangible assets	(1,042.5)	(1,067.0)

Total Deferred Tax Liabilities	(3,046.6)	(2,761.5)

Net Deferred Tax Liability	$(1,460.2)	$(1,432.7)

As of December 31, 2010, deferred tax assets of  $1,110.0 million were recorded for unutilized U.S. Federal Net Operating Losses, or "NOL," carry forwards of  $3,171.5 million. The total Federal NOL carry forwards are  $3,195.5 million of which  $24.0 million relate to excess tax deductions associated with stock option plans which have yet to reduce taxes payable. Upon the utilization of these carry forwards, the associated tax benefits of approximately  $8.4 million will be recorded to Additional Paid-in Capital. The Federal NOLs begin to expire in 2025. State NOLs exclusive of the effects of the excess tax deductions, have generated a deferred tax asset of  $99.9 million. The state NOLs expire over various years beginning in 2011 depending upon particular jurisdiction.

On January 1, 2009, Bank of America acquired Merrill Lynch & Co. For U.S. income tax purposes the transaction, when combined with other unrelated transactions during the previous 36 months, resulted in a change in control as that term is defined in Section 382 of the Internal Revenue Code. Consequently, utilization of all pre-2009 U.S. net operating losses is subject to an annual limitation. We have calculated the expected annual base limitation as well as additional limitation resulting from a net unrealized built in gain as of the acquisition date and other adjustments. Based on the calculations, the limitation is not expected to result in a loss of net operating losses or have a material adverse impact on taxes.

As of December 31, 2010, deferred tax assets of  $196.3 million were recorded for foreign NOL carry forwards of  $828.6 million. A valuation allowance of  $146.6 million at December 31, 2010 was recorded against these deferred tax assets because those assets relate to jurisdictions that have historical losses and the likelihood exists that a portion of the NOL carry forwards may not be utilized in the future.

The foreign NOL carry forwards of  $828.6 million include  $692.8 million which have an indefinite carry forward period and associated deferred tax assets  $156.1 million. The remaining foreign NOLs of  $135.8 million are subject to expiration beginning in 2015 and have associated deferred tax assets of  $40.2 million.

As of December 31, 2010, deferred tax assets for U.S. Foreign Tax Credit carry forwards were  $20.8 million which relate to credits generated as of December 31, 2007. The carry forwards will begin to expire in 2015. A valuation allowance of  $13.5 million at December 31, 2010 was recorded against a portion of the U.S. foreign tax credit deferred tax assets in the likelihood that they may not be utilized in the future. A deferred tax asset was also recorded for various state tax credit carry forwards of  $3.0 million, which will begin to expire in 2027.

In determining the valuation allowance, an assessment of positive and negative evidence was performed regarding realization of the net deferred tax assets in accordance with ASC 740-10, "Accounting for Income Taxes," or "ASC 740-10." This assessment included the evaluation of scheduled reversals of deferred tax liabilities, the availability of carry forwards and estimates of projected future taxable income. Based on the assessment, as of December 31, 2010, total valuation allowances of  $185.8 million were recorded against deferred tax assets. Although realization is not assured, we have concluded that it is more likely than not the remaining deferred tax assets of  $1,586.5 million will be realized and as such no valuation allowance has been provided on these assets.

The significant items in the reconciliation of the statutory and effective income tax rates consisted of the following:

	Years ended December 31,
	2010	2009	2008
Statutory Federal Tax Rate	35.0%	35.0%	35.0%
Foreign tax differential	(47.5)	24.9	(0.5)
State and local income taxes, net of federal income tax benefit	(5.0)	5.6	0.8
Change in state statutory rates, net of federal income tax benefit	5.0	4.2	0.1
Effect of impairment charges	—	—	(16.6)
Federal permanent differences	(2.6)	2.4	0.1
Withholding taxes	25.5	(5.7)	(0.6)
Uncertain tax positions	10.9	(3.2)	(0.3)
Change in valuation allowance	82.3	(31.0)	(3.8)
All other items, net	(2.5)	1.4	0.1

Effective Tax Rate	101.1%	33.6%	14.3%

The effective tax rate for the year ended December 31, 2010 was 101.1% as compared to 33.6% in the year ended December 31, 2009. The increased effective tax rate in 2010 is primarily due to the increase in income before income taxes in 2010, valuation allowances for losses in certain non-U.S. jurisdictions for which tax benefits cannot be realized and differences in foreign tax rates versus the U.S. Federal tax rate. The foreign rate differential includes the effects of changes in foreign statutory tax rates, foreign permanent differences and the impact of the newly enacted tax law in France which became effective for 2010. The increase in the 2009 effective tax rate versus 2008 is primarily due to nonrecurring impairment losses in 2008.

As of December 31, 2010, our foreign subsidiaries have an immaterial amount of net undistributed earnings. Deferred tax liabilities have not been recorded for such earnings because it is management's current intention to permanently reinvest undistributed earnings offshore. It is not practicable to estimate the amount of such deferred tax liabilities. If, in the future, undistributed earnings are repatriated to the United States, or it is determined such earnings will be repatriated in the foreseeable future, deferred tax liabilities will be recorded.

As of December 31, 2010, total unrecognized tax benefits were  $27.2 million, all of which, if recognized, would favorably impact the effective tax rate in future periods. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions of dollars):

	2010	2009	2008
Balance at January 1	$25.6	$21.7	$35.5
Increase (decrease) attributable to tax positions taken during prior periods	0.3	1.1	(5.7)
Increase attributable to tax positions taken during the current year	1.3	3.1	5.2
Decrease attributable to settlements with taxing authorities	—	(0.3)	(13.3)

Balance at December 31	$27.2	$25.6	$21.7

We conduct business globally and, as a result, file one or more income tax returns in the U.S. and non-U.S. jurisdictions. In the normal course of business we are subject to examination by taxing authorities throughout the world. The open tax years for these jurisdictions span from 1998 to 2010. We are currently under audit by the Internal Revenue Service for tax years 2006 to 2008. Several U.S. state and non-U.S. jurisdictions are under audit.

In many cases the uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities. It is reasonable that approximately  $8.5 million of unrecognized tax benefits may reverse within the next twelve months due to settlement with the relevant taxing authorities and/or the filing of amended income tax returns.

Net, after-tax interest and penalties related to the liabilities for unrecognized tax benefits are classified as a component of "(Provision) benefit for taxes on income" in the consolidated statement of operations. During the years ended December 31, 2010, 2009 and 2008, approximately  $0.2 million,  $(0.2) million and  $0.6 million, respectively, in net, after-tax interest and penalties were recognized. As of December 31, 2010 and 2009, approximately  $1.8 million and  $5.8 million, respectively, of net, after-tax interest and penalties was accrued in our consolidated balance sheet.

Depreciation of Revenue Earning Equipment and Lease Charges	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Depreciation of Revenue Earning Equipment and Lease Charges
Depreciation of Revenue Earning Equipment and Lease Charges

Note 6—Depreciation of Revenue Earning Equipment and Lease Charges

Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Three Months Ended March 31,
	2011	2010
Depreciation of revenue earning equipment	$418.7	$427.9
Adjustment of depreciation upon disposal of revenue earning equipment	(6.2)	14.8
Rents paid for vehicles leased	23.6	16.5

Total	$436.1	$459.2

The adjustment of depreciation upon disposal of revenue earning equipment for the three months ended March 31, 2011 and 2010, included a net gain of  $6.1 million and a net loss of  $11.2 million, respectively, on the disposal of vehicles used in our car rental operations and a net gain of  $0.1 million and a net loss of  $3.6 million, respectively, on the disposal of industrial and construction equipment used in our equipment rental operations.

Depreciation rates are reviewed on a quarterly basis based on management's routine review of present and estimated future market conditions and their effect on residual values at the time of disposal. During the three months ended March 31, 2011, depreciation rates being used to compute the provision for depreciation of revenue earning equipment were adjusted on certain vehicles in our car rental operations to reflect changes in the estimated residual values to be realized when revenue earning equipment is sold. These depreciation rate changes resulted in a net decrease of  $0.6 million in depreciation expense for the three months ended March 31, 2011. During the three months ended March 31, 2011, depreciation rate changes in certain of our equipment rental operations resulted in a net decrease of  $1.0 million in depreciation expense.

For the three months ended March 31, 2011 and 2010, our worldwide car rental operations sold approximately 30,600 and 42,300 non-program cars, respectively, a 27.7% year over year decrease primarily due to an increase in car rental demand.

Note 7—Depreciation of Revenue Earning Equipment and Lease Charges

Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Depreciation of revenue earning equipment	$1,747.0	$1,777.7	$2,011.4
Adjustment of depreciation upon disposal of the equipment	42.9	72.0	74.3
Rents paid for vehicles leased	78.2	81.7	108.5

Total	$1,868.1	$1,931.4	$2,194.2

The adjustment of depreciation upon disposal of revenue earning equipment for the years ended December 31, 2010, 2009 and 2008 included (in millions of dollars) net losses of  $10.0,  $40.7 and  $30.2, respectively, on the disposal of industrial and construction equipment used in our equipment rental operations, and net losses of  $32.9,  $31.3 and  $44.1, respectively, on the disposal of vehicles used in our car rental operations.

Depreciation rates are reviewed on a quarterly basis based on management's routine review of present and estimated future market conditions and their effect on residual values at the time of disposal. During 2010, 2009 and 2008, depreciation rates being used to compute the provision for depreciation of revenue earning equipment were adjusted on certain vehicles in our car rental operations to reflect changes in the estimated residual values to be realized when revenue earning equipment is sold. These depreciation rate changes resulted in net increases of  $19.1 million,  $13.2 million and  $36.6 million in depreciation expense for the years ended December 31, 2010, 2009 and 2008, respectively. Depreciation rate changes in certain of our equipment rental operations resulted in increases of  $3.6 million and  $6.1 million and a net decrease of  $3.9 million in depreciation expense for the years ended December 31, 2010, 2009 and 2008, respectively.

For the years ended December 31, 2010, 2009 and 2008, our worldwide car rental operations sold approximately 158,500, 154,300, 189,300 non-program cars, respectively, a 2.7% increase in 2010 versus 2009 primarily due to a higher average fleet size.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Debt
Debt

Note 7—Debt

Our debt consists of the following (in millions of dollars):

Facility	Average Interest Rate at March 31, 2011(1)	Fixed or Floating Interest Rate	Maturity	March 31, 2011	December 31, 2010
Corporate Debt
Senior Term Facility(2)	3.75%	Floating	3/2018	$1,400.0	$1,345.0
Senior ABL Facility(2)	N/A	Floating	3/2016	—	—
Senior Notes(3)	7.56%	Fixed	1/2014–1/2021	3,143.6	3,229.6
Senior Subordinated Notes	10.50%	Fixed	1/2016	—	518.5
Promissory Notes	7.48%	Fixed	6/2012–1/2028	224.7	345.6
Other Corporate Debt	4.26%	Floating	Various	42.2	22.0
Unamortized Net (Discount) Premium (Corporate)				(0.7)	(17.1)

Total Corporate Debt				4,809.8	5,443.6

Fleet Debt
U.S. ABS Program
U.S. Fleet Variable Funding Notes:
Series 2009-1(4)	1.27%	Floating	3/2013	1,538.0	1,488.0
Series 2010-2(4)	1.30%	Floating	3/2013	145.0	35.0
U.S. Fleet Medium Term Notes
Series 2009-2 Notes(4)	4.95%	Fixed	3/2013–3/2015	1,384.3	1,384.3
Series 2010-1 Notes(4)	3.77%	Fixed	2/2014–2/2018	749.8	749.8
Other Fleet Debt
U.S. Fleet Financing Facility	1.50%	Floating	12/2011	163.0	163.0
European Revolving Credit Facility	4.58%	Floating	6/2013	155.3	168.6
European Fleet Notes	8.50%	Fixed	7/2015	564.5	529.0
European Securitization(4)	4.18%	Floating	7/2012	202.8	236.9
Canadian Securitization(4)	1.19%	Floating	11/2011	82.6	80.4
Australian Securitization(4)	6.29%	Floating	12/2012	170.8	183.2
Brazilian Fleet Financing Facility	13.52%	Floating	7/2011	18.6	77.8
Capitalized Leases	4.92%	Floating	4/2011–2/2013	389.8	398.1
Unamortized Discount (Fleet)				(16.7)	(18.4)

Total Fleet Debt				5,547.8	5,475.7

Total Debt				$10,357.6	$10,919.3

Note:
For further information on the definitions and terms of our debt, see Note 4 of the Notes to our audited annual consolidated financial statements included in our Form 10-K under the caption "Item 8—Financial Statements and Supplementary Data."

(1)
As applicable, reference is to the March 31, 2011 weighted average interest rate (weighted by principal balance).
(2)
December 31, 2010 balance refers to the former facilities which were refinanced on March 11, 2011, see "First Quarter Events," below.

(3)
References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of March 31, 2011, the outstanding principal amount for each such series of the Senior Notes is also specified below.

Senior Notes	Outstanding Principal
8.875% Senior Notes due January 2014	$642.3 million
7.875% Senior Notes due January 2014	$301.3 million (€213.5 million)
7.50% Senior Notes due October 2018	$700 million
7.375% Senior Notes due January 2021	$500 million
6.75% Senior Notes due April 2019	$1,000 million
(4)
Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.

Maturities

The aggregate amounts of maturities of debt for each of the twelve-month periods ending March 31 (in millions of dollars) are as follows:

2012	$3,384.5	(including $2,881.4 of other short-term borrowings)
2013	$773.9
2014	$743.9
2015	$842.7
2016	$953.4
After 2016	$3,676.6

We are highly leveraged and a substantial portion of our liquidity needs arise from debt service on our indebtedness and from the funding of our costs of operations and capital expenditures. We believe that cash generated from operations, together with amounts available under various liquidity facilities will be adequate to permit us to meet our debt maturities over the next twelve months.

Our short-term borrowings as of March 31, 2011 include, among other items, the amounts outstanding under the European Securitization, Australian Securitization, U.S. Fleet Financing Facility, Brazilian Fleet Financing Facility, Canadian Securitization, Capitalized Leases and European Revolving Credit Facility. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of March 31, 2011, short-term borrowings had a weighted average interest rate of 2.6%.

In March 2011, Hertz issued an additional  $500 million aggregate principal of the 6.75% Senior Notes due 2019 in a private offering, the proceeds of which were used in April 2011 to redeem  $480 million principal amount of its outstanding 8.875% Senior Notes due 2014. The redeemed portion of the 8.875% Senior Notes has been included in the 2012 maturities in the table above.

Letters of Credit

As of March 31, 2011, there were outstanding standby letters of credit totaling  $516.9 million. Of this amount,  $467.6 million was issued under the Senior Credit Facilities ( $226.6 million of which was issued for the benefit of the ABS Program) and the remainder is primarily to support self-insurance programs (including insurance policies with respect to which we have agreed to indemnify the policy issuers for any losses) as well as airport concession obligations in the United States, Canada and Europe. As of March 31, 2011, none of these letters of credit have been drawn upon.

First Quarter Events

In January 2011, Hertz redeemed in full its outstanding ( $518.5 million principal amount) 10.5% Senior Subordinated Notes due 2016 which resulted in premiums paid of  $27.2 million and the write-off of unamortized debt costs of  $8.6 million. In January and February 2011, Hertz redeemed  $1,105 million principal amount of its outstanding 8.875% Senior Notes due 2014 which resulted in premiums paid of  $24.5 million and the write-off of unamortized debt costs of  $14.4 million. Hertz used the proceeds from the September 2010 issuance of  $700 million aggregate principal amount of 7.50% Senior Notes, the December 2010 issuance of  $500 million aggregate principal amount of 7.375% Senior Notes and the February 2011 issuance of  $500 million aggregate principal amount of 6.75% Senior Notes (see below) for these redemptions. Total premiums paid during the three months ended March 31, 2011, of  $51.7 million are recorded in "Other (income) expense, net" on our consolidated statement of operations.

In February 2011, Hertz issued  $500 million aggregate principal amount of 6.75% Senior Notes due 2019. The 6.75% Senior Notes are guaranteed on a senior unsecured basis by the domestic subsidiaries of Hertz that guarantee its Senior Credit Facilities.

In February 2011, Hertz used existing corporate liquidity to pay off the maturing amount of the Brazilian Fleet Financing Facility.

In March 2011, Hertz issued an additional  $500 million aggregate principal of the 6.75% Senior Notes due 2019 in a private offering. The proceeds of which were used in April 2011 to redeem  $480 million principal amount of its outstanding 8.875% Senior Notes due 2014. See Note 17—Subsequent Events.

In March 2011, Hertz refinanced its 2005 Senior Term Facility and 2005 Senior ABL Facility. A description of the new Senior Term Facility and Senior ABL Facility is set forth below. During the three months ended March 31, 2011, we recorded an expense of  $9.3 million in "Interest expense" on our consolidated statement of operations associated with the write-off of debt costs in connection with the refinancing of our 2005 Senior Term Facility and 2005 Senior ABL Facility. Additionally, a portion of the unamortized debt costs associated with the 2005 Senior Term Facility and 2005 Senior ABL Facility are continuing to be amortized over the terms of the new Senior Term Facility and Senior ABL Facility. The determination of whether these costs were expensed or further deferred was dependent upon whether the terms of the old and new instruments were considered to be substantially different. In regards to the Senior Term Facility, the determination as to whether the 2005 Senior Term Facility and the new Senior Term Facility were considered to be substantially different was made on a lender by lender basis using the "net method" which compares the cash flows related to the lowest common principal balance between the old and new instruments.

In March 2011, Hertz entered into a credit agreement that provides a  $1,400.0 million secured term loan facility (as amended, the "Senior Term Facility"). In addition, the Senior Term Facility includes a pre-funded synthetic letter of credit facility in an aggregate principal amount of  $200.0 million. Subject to the satisfaction of certain conditions and limitations, the Senior Term Facility allows for the addition of incremental term and/or revolving loans. Hertz used approximately  $1,345.0 million of borrowings under the Senior Term Facility to refinance indebtedness under the 2005 Senior Term Facility. We reflected this transaction on a gross basis in our Consolidated Statement of Cash Flows in "Proceeds from issuance of long-term debt" and "Payment of long-term debt." During the three months ended March 31, 2011, we recorded financing costs of  $6.6 million in "Interest expense" on our consolidated statement of operations associated with the new Senior Term Facility.

In March 2011, Hertz, Hertz Equipment Rental Corporation and certain other of our subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of  $1,800.0 million (subject to borrowing base availability) on a revolving basis under an asset-based revolving credit facility (as amended, the "Senior ABL Facility"). Up to  $1,500.0 million of the Senior ABL Facility is available for the issuance of letters of credit subject to certain conditions including issuing lender participation. Subject to the satisfaction of certain conditions and limitations, the Senior ABL Facility allows for the addition of incremental revolving and/or term loan commitments. In addition, the Senior ABL Facility permits Hertz to increase the amount of commitments under the Senior ABL with the consent of each lender providing an additional commitment, subject to satisfaction of certain conditions.

In March 2011, Hertz amended the Canadian Securitization to extend the maturity date from May 2011 to November 2011.

Registration Rights

Pursuant to the terms of exchange and registration rights agreements entered into in connection with the separate issuances of the 7.5% Senior Notes due 2018, the 7.375% Senior Notes due 2021 and the 6.75% Senior Notes due 2019, Hertz has agreed to file a registration statement under the Securities Act of 1933, as amended, to permit either the exchange of such notes for registered notes or, in the alternative, the registered resale of such notes. Hertz's failure to meet its obligations under the exchange and registration rights agreements, including by failing to have the respective registration statement become effective by a specified date or failing to complete the respective exchange offer by a specified date, will result in Hertz incurring special interest on such notes at a per annum rate of 0.25% for the first 90 days of any period where a default has occurred and is continuing, which rate will be increased by an additional 0.25% during each subsequent 90 day period, up to a maximum of 0.50%. On March 23, 2011, Hertz filed a registration statement for such notes. We do not believe the special interest obligation is probable, and as such, we have not recorded any amounts with respect to this registration payment arrangement.

Guarantees and Security

There have been no material changes to the guarantees and security provisions of the debt instruments and credit facilities under which our indebtedness as of March 31, 2011 has been issued from the terms as disclosed in our Form 10-K.

Financial Covenant Compliance

Under the new terms of our amended Senior Term Facility and Senior ABL Facility, we are not subject to ongoing financial maintenance covenants; however, under the Senior ABL Facility we are subject to a springing financial maintenance covenant upon the occurrence of certain triggering events. As of March 31, 2011, no triggering event had occurred requiring testing of the springing financial maintenance covenant.

Borrowing Capacity and Availability

As of March 31, 2011, the following facilities were available for the use of Hertz and its subsidiaries (in millions of dollars):

	Remaining Capacity	Availability Under Borrowing Base Limitation
Corporate Debt
Senior ABL Facility	$1,800.0	$896.4

Total Corporate Debt	1,800.0	896.4

Fleet Debt
U.S. Fleet Variable Funding Notes	455.1	90.5
U.S. Fleet Financing Facility	2.0	2.0
European Revolving Credit Facility	154.4	154.4
European Securitization	314.6	71.6
Canadian Securitization	148.3	4.8
Australian Securitization	86.4	7.6
Brazilian Fleet Financing Facility	0.9	0.9
Capitalized Leases	108.1	28.9

Total Fleet Debt	1,269.8	360.7

Total	$3,069.8	$1,257.1

Our borrowing capacity and availability primarily comes from our "revolving credit facilities," which are a combination of asset-backed securitization facilities and asset-based revolving credit facilities. Creditors under each of our revolving credit facilities have a claim on a specific pool of assets as collateral. Our ability to borrow under each revolving credit facility is a function of, among other things, the value of the assets in the relevant collateral pool. We refer to the amount of debt we can borrow given a certain pool of assets as the "borrowing base."

We refer to "Remaining Capacity" as the maximum principal amount of debt permitted to be outstanding under the respective facility (i.e., the amount of debt we could borrow assuming we possessed sufficient assets as collateral) less the principal amount of debt then-outstanding under such facility.

We refer to "Availability Under Borrowing Base Limitation" and "borrowing base availability" as the lower of Remaining Capacity or the borrowing base less the principal amount of debt then-outstanding under such facility (i.e., the amount of debt we could borrow given the collateral we possess at such time).

As of March 31, 2011, the Senior Term Facility had approximately  $3.2 million available under the letter of credit facility and the Senior ABL Facility had  $1,095.2 million available under the letter of credit facility sublimit, subject to borrowing base restrictions.

Substantially all of our revenue earning equipment and certain related assets are owned by special purpose entities, or are encumbered in favor of our lenders under our various credit facilities.

Some of these special purpose entities are consolidated variable interest entities, of which we are the primary beneficiary, whose sole purpose is to provide commitments to lend in various currencies subject to borrowing bases comprised of rental vehicles and related assets of certain of Hertz International, Ltd.'s subsidiaries. As of March 31, 2011 and December 31, 2010, our International Fleet Financing No. 1 B.V., International Fleet Financing No. 2 B.V. and HA Funding Pty, Ltd. variable interest entities had total assets primarily comprised of loans receivable and revenue earning equipment of  $503.0 million and  $652.1 million, respectively, and total liabilities primarily comprised of debt of  $502.5 million and  $651.6 million, respectively.

Note 4—Debt

Our debt consists of the following (in millions of dollars):

	Average Interest Rate at December 31, 2010(1)
		Fixed or Floating Interest Rate		December 31,
Facility			Maturity	2010	2009
Corporate Debt
Senior Term Facility	2.02%	Floating	12/2012	$1,345.0	$1,358.6
Senior ABL Facility	N/A	Floating	2/2012	—	—
Senior Notes	8.26%	Fixed	1/2014 – 1/2021	3,229.6	2,054.7
Senior Subordinated Notes	10.50%	Fixed	1/2016	518.5	518.5
Promissory Notes	7.45%	Fixed	3/2011 – 1/2028	345.6	394.7
Other Corporate Debt	4.74%	Floating	Various	22.0	22.3
Unamortized Discount (Corporate)				(17.1)	(26.8)

Total Corporate Debt				5,443.6	4,322.0

Fleet Debt
U.S. ABS Program
U.S. Fleet Variable Funding Notes:
Series 2009-1(2)	1.20%	Floating	3/2013	1,488.0	—
Series 2010-2(2)	1.26%	Floating	3/2013	35.0	—
U.S. Fleet Medium Term Notes
Series 2005 Notes(3)	—	Fixed	12/2010	—	2,875.0
Series 2009-2 Notes(2)	4.95%	Fixed	3/2013 – 3/2015	1,384.3	1,200.0
Series 2010-1 Notes(2)	3.77%	Fixed	2/2014 – 2/2018	749.8	—
Other Fleet Debt
U.S. Fleet Financing Facility	1.51%	Floating	12/2011	163.0	148.0
European Revolving Credit Facility	4.47%	Floating	6/2013	168.6	—
European Fleet Notes	8.50%	Fixed	7/2015	529.0	—
European Securitization(2)	4.08%	Floating	7/2012	236.9	—
Canadian Securitization(2)	1.13%	Floating	5/2011	80.4	55.6
Australian Securitization(2)	6.24%	Floating	12/2012	183.2	—
Brazilian Fleet Financing Facility	15.56%	Floating	2/2011	77.8	69.3
Belgian Fleet Financing Facility(3)	—	Floating	12/2010	—	33.7
International ABS Fleet Financing Facility(3)	—	Floating	12/2010	—	388.9
International Fleet Debt(3)	—	Floating	12/2010	—	714.0
Capitalized Leases	5.10%	Floating	1/2011 – 2/2013	398.1	222.4
Unamortized Discount (Fleet)				(18.4)	(31.9)

Total Fleet Debt				5,475.7	5,675.0

Total Debt				$10,919.3	$9,997.0

(1)
As applicable, reference is to the December 31, 2010 weighted average interest rate (weighted by principal balance).

(2)
Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.

(3)
Matured, refinanced and/or terminated in 2010.

Maturities

The aggregate amounts of maturities of debt for each of the twelve-month periods ending December 31 (in millions of dollars) are as follows:

2011	$4,592.7 (including $2,802.3 of other short-term borrowings)
2012	$1,813.0
2013	$ 462.1
2014	$1,436.1
2015	$1,182.8
After 2015	$1,468.1

We are highly leveraged and a substantial portion of our liquidity needs arise from debt service on our indebtedness and from the funding of our costs of operations and capital expenditures. We believe that cash generated from operations, together with amounts available under various liquidity facilities will be adequate to permit us to meet our debt maturities over the next twelve months.

Our short-term borrowings as of December 31, 2010 include, among other items, the amounts outstanding under the European Securitization, Australian Securitization, U.S. Fleet Financing Facility, Brazilian Fleet Financing Facility, Canadian Securitization, Capitalized Leases and European Revolving Credit Facility. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of December 31, 2010, short-term borrowings had a weighted average interest rate of 2.74%.

In January 2011, Hertz redeemed in full its outstanding ( $518.5 million principal amount) 10.5% Senior Subordinated Notes due 2016. In January and February 2011, Hertz redeemed  $1,105 million principal amount of its outstanding 8.875% Senior Notes due 2014. The redeemed 10.5% Senior Subordinated Notes and portion of the 8.875% Senior Notes have been included in the 2011 maturities in the table above. See Note 17—Subsequent Events.

Letters of Credit

As of December 31, 2010, there were outstanding standby letters of credit totaling  $560.5 million. Of this amount,  $513.4 million was issued under the Senior Credit Facilities ( $277.6 million of which was issued for the benefit of the ABS Program) and the remainder is primarily to support self-insurance programs (including insurance policies with respect to which we have agreed to indemnify the policy issuers for any losses) as well as airport concession obligations in the United States, Canada and Europe. As of December 31, 2010, none of these letters of credit have been drawn upon.

CORPORATE DEBT

Senior Credit Facilities

Senior Term Facility:    In December 2005, Hertz entered into a credit agreement that provides a  $1,400.0 million secured term loan facility (as amended, the "Senior Term Facility"),  $1,345.0 million of which was outstanding as of December 31, 2010. In addition, the Senior Term Facility includes a pre-funded synthetic letter of credit facility in an aggregate principal amount of  $250.0 million.

Senior ABL Facility:    In December 2005, Hertz, HERC and certain other of our subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of  $1,800.0 million (subject to borrowing base availability) on a revolving basis under an asset-based revolving credit facility (as amended, the "Senior ABL Facility"). Up to  $600.0 million of the Senior ABL Facility is available for the issuance of letters of credit.

We refer to the Senior Term Facility and the Senior ABL Facility together as the "Senior Credit Facilities." Hertz's obligations under the Senior Credit Facilities are guaranteed by its immediate parent (Hertz Investors, Inc.) and most of its direct and indirect domestic subsidiaries (subject to certain exceptions, including Hertz International Limited, which ultimately owns entities carrying on most of our international operations, and subsidiaries involved in the U.S. ABS Program). In addition, the obligations of the "Canadian borrowers" under the Senior ABL Facility are guaranteed by their respective subsidiaries, if any, subject to limited exceptions.

The lenders under the Senior Credit Facilities have been granted a security interest in substantially all of the tangible and intangible assets of the borrowers and guarantors under those facilities, including pledges of the stock of certain of their respective subsidiaries (subject, in each case, to certain exceptions, including certain vehicles).

The Senior Credit Facilities contain a number of covenants that, among other things, limit or restrict the ability of Hertz and its subsidiaries (which we refer to as the "Hertz credit group") to dispose of assets, incur additional indebtedness, incur guarantee obligations, prepay other indebtedness, make dividends and other restricted payments (including to the parent entities of Hertz and other persons), create liens, make investments, make acquisitions, engage in mergers, fundamentally change the nature of their business, make capital expenditures, or engage in certain transactions with affiliates that are not within the Hertz credit group.

Under the Senior Term Facility, the Hertz credit group is subject to financial covenants, including a requirement to maintain a specified leverage ratio and a specified interest coverage ratio for specified periods.

Under the Senior ABL Facility, if the borrowers fail to maintain a specified minimum level of borrowing availability, the Hertz credit group will then be subject to financial covenants under such facility, including a specified leverage ratio and a specified fixed charge coverage ratio.

Covenants in the Senior Term Facility restrict payment of cash dividends to any parent of Hertz, including Hertz Holdings, except (i) in an aggregate amount not to exceed the greater of a specified minimum amount and 1.0% of tangible assets less certain investments (which payments are deducted in determining the amount available as described in the next clause (ii)), (ii) in additional amounts up to a specified available amount determined by reference to, among other things, 50% of net income from October 1, 2005 to the end of the most recent fiscal quarter for which financial statements of Hertz are available (less certain investments) and (iii) in additional amounts, up to a specified amount of certain equity contributions made to Hertz (less certain investments).

Covenants in the Senior ABL Facility restrict payment of cash dividends to any parent of Hertz, including Hertz Holdings, except in an aggregate amount, taken together with certain other investments, acquisitions and optional prepayments, not to exceed  $100 million. Hertz may also pay additional cash dividends under the Senior ABL Facility in any amount, so long as (a) there is at least  $250 million of borrowing base availability under the Senior ABL Facility after giving effect to the proposed dividend, (b) if certain other payments when taken together with the proposed dividend would exceed  $50 million in a 30-day period, Hertz can demonstrate projected average borrowing base availability in the following six month period of  $250 million or more, (c) (i) Hertz is in pro forma compliance with the specified leverage ratio and the specified fixed charge coverage ratio set forth in the Senior ABL Facility or (ii) the amount of the proposed dividend does not exceed the sum of (x) 1.0% of tangible assets plus (y) a specified available amount determined by reference to, among other things, 50% of net income from October 1, 2005 to the end of the most recent fiscal quarter for which financial statements of Hertz are available (which amount is net of amounts paid under the foregoing clause (x)) plus (z) a specified amount of certain equity contributions made to Hertz and (d) no default exists or would result from such dividends.

We are in the process of refinancing the Senior Credit Facilities. We expect to complete this process in the first half of 2011.

Senior Notes and Senior Subordinated Notes

References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of December 31, 2010, the outstanding principal amount for each such series of the Senior Notes is also specified below.

Senior Notes	Outstanding Principal
8.875% Senior Notes due January 2014	$1,747.3 million
7.875% Senior Notes due January 2014	$282.3 million (€213.5 million)
7.50% Senior Notes due October 2018 (issued September 2010)	$700 million
7.375% Senior Notes due January 2021 (issued December 2010)	$500 million

References to the "Senior Subordinated Notes" are to Hertz's 10.5% Senior Subordinated Notes due January 2016.

In January 2011, we redeemed the Senior Subordinated Notes in full and, in January and February 2011, we redeemed  $1,105 million principal amount of the outstanding 8.875% Senior Notes. See Note 17—Subsequent Events.

Hertz's obligations under the indentures for the Senior Notes are guaranteed by each of its direct and indirect domestic subsidiaries that is a guarantor under the Senior Term Facility. The guarantees of all of the subsidiary guarantors may be released to the extent such subsidiaries no longer guarantee our Senior Credit Facilities in the United States. HERC may also be released from its guarantee under certain of the Senior Notes at any time at which no event of default under the indenture has occurred and is continuing, notwithstanding that HERC may remain a subsidiary of Hertz.

The indentures for the Senior Notes contain covenants that, among other things, limit or restrict the ability of the Hertz credit group to incur additional indebtedness, incur guarantee obligations, prepay certain indebtedness, make certain restricted payments (including paying dividends, redeeming stock or making other distributions to parent entities of Hertz and other persons outside of the Hertz credit group), make investments, create liens, transfer or sell assets, merge or consolidate, and enter into certain transactions with Hertz's affiliates that are not members of the Hertz credit group.

The covenants in the indentures for the Senior Notes also restrict Hertz and other members of the Hertz credit group from redeeming stock or making loans, advances, dividends, distributions or other restricted payments to any entity that is not a member of the Hertz credit group, including Hertz Holdings, subject to certain exceptions.

Pursuant to the terms of exchange and registration rights agreements entered into in connection with the separate issuances of the 7.5% Senior Notes due 2018 and the 7.375% Senior Notes due 2021, Hertz has agreed to file a registration statement under the Securities Act of 1933, as amended, to permit either the exchange of such notes for registered notes or, in the alternative, the registered resale of such notes. Hertz's failure to meet its obligations under the exchange and registration rights agreements, including by failing to have the respective registration statement become effective by a specified date or failing to complete the respective exchange offer by a specified date, will result in Hertz incurring special interest on such notes at a per annum rate of 0.25% for the first 90 days of any period where a default has occurred and is continuing, which rate will be increased by an additional 0.25% during each subsequent 90 day period, up to a maximum of 0.50%. We do not believe the special interest obligation is probable, and as such, we have not recorded any amounts with respect to this registration payment arrangement.

Promissory Notes

References to our "Promissory Notes" relate to our pre-2005 Acquisition promissory notes issued under three separate indentures.

FLEET DEBT

The governing documents of certain of the fleet debt financing arrangements specified below contain covenants that, among other things, significantly limit or restrict (or upon certain circumstances may significantly limit or restrict) the ability of the borrowers, and the guarantors if applicable, to make certain restricted payments (including paying dividends, redeeming stock, making other distributions, loans or advances) to Hertz Holdings and Hertz, whether directly or indirectly.

U.S. ABS Program

Hertz Vehicle Financing LLC, an insolvency remote, direct, wholly-owned, special purpose subsidiary of Hertz, or "HVF," is the issuer under the U.S. ABS Program. HVF has entered into a base indenture that permits it to issue term and revolving rental car asset-backed securities, the collateral for which consists primarily of a substantial portion of the rental car fleet used in Hertz's domestic car rental operations and contractual rights related to such vehicles.

References to the "U.S. ABS Program" include HVF's U.S. Fleet Variable Funding Notes together with HVF's U.S. Fleet Medium Term Notes.

U.S. Fleet Variable Funding Notes

References to the "U.S. Fleet Variable Funding Notes" include HVF's Series 2009-1 Variable Funding Rental Car Asset Backed Notes (as amended, the "Series 2009-1 Notes") and Series 2010-2 Variable Funding Rental Car Asset Backed Notes (the "Series 2010-2 Notes"), collectively. The U.S. Fleet Variable Funding Notes provide for aggregate maximum borrowings of  $2,138.0 million (subject to borrowing base availability) on a revolving basis under two separate asset-backed variable funding note facilities. Although the terms of the Series 2010-2 Notes are similar to the terms of the Series 2009-1 Notes, the Series 2010-2 Notes are secured by a pool of collateral segregated from the collateral securing HVF's other outstanding notes, including the Series 2009-1 Notes.

In December 2010, HVF purchased interest rate caps relating to both the Series 2009-1 Notes and the Series 2010-2 Notes. Concurrently, Hertz sold offsetting interest rate caps relating to both the Series 2009-1 Notes and the Series 2010-2 Notes, thereby neutralizing the hedge on a consolidated basis and reducing the net cost of the hedge. See Note 13—Financial Instruments.

U.S. Fleet Medium Term Notes

References to the "U.S. Fleet Medium Term Notes" include HVF's Series 2009-2 Notes and Series 2010-1 Notes, collectively.

Series 2009-2 Notes.    In October 2009, HVF issued the Series 2009-2 Rental Car Asset Back Notes, Class A (the "Series 2009-2 Class A Notes") in an aggregate original principal amount of  $1.2 billion. In June 2010, HVF issued the Subordinated Series 2009-2 Rental Car Asset Backed Notes, Class B (the "Series 2009-2 Class B Notes" and together with the Series 2009-2 Class A Notes, the "Series 2009-2 Notes") in an aggregate original principal amount of  $184.3 million.

Series 2010-1 Notes.    In July 2010, HVF issued the Series 2010-1 Rental Car Asset Backed Notes (the "Series 2010-1 Notes") in an aggregate original principal amount of  $750 million.

Fleet Debt—Other

U.S. Fleet Financing Facility

In September 2006, Hertz and Puerto Ricancars, Inc., a Puerto Rican corporation and wholly-owned indirect subsidiary of Hertz, or "PR Cars," entered into a credit agreement that provides for aggregate maximum borrowings of  $165.0 million (subject to borrowing base availability) on a revolving basis under an asset-based revolving credit facility (as amended, the "U.S. Fleet Financing Facility"). The U.S. Fleet Financing Facility is the primary fleet financing for our rental car operations in Hawaii, Kansas, Puerto Rico and St. Thomas, the U.S. Virgin Islands ("St. Thomas").

The obligations of each of Hertz and PR Cars under the U.S. Fleet Financing Facility are guaranteed by certain of Hertz's direct and indirect domestic subsidiaries. In addition, the obligations of PR Cars under the U.S. Fleet Financing Facility are guaranteed by Hertz. The lenders under the U.S. Fleet Financing Facility have been granted a security interest primarily in the owned rental car fleet used in our car rental operations in Hawaii, Puerto Rico and St. Thomas and certain contractual rights related to such vehicles in Kansas, Hawaii, Puerto Rico and St. Thomas.

European Revolving Credit Facility and European Fleet Notes

In June 2010, Hertz Holdings Netherlands B.V., an indirect wholly-owned subsidiary of Hertz organized under the laws of The Netherlands ("HHN BV"), entered into a credit agreement that provides for aggregate maximum borrowings of €220 million (the equivalent of  $291.0 million as of December 31, 2010) (subject to borrowing base availability) on a revolving basis under an asset-based revolving credit facility (the "European Revolving Credit Facility"), and issued the 8.50% Senior Secured Notes due July 2015 (the "European Fleet Notes") in an aggregate original principal amount of €400 million (the equivalent of  $529.0 million as of December 31, 2010). References to the "European Fleet Debt" include HHN BV's European Revolving Credit Facility and the European Fleet Notes, collectively.

The European Fleet Debt is the primary fleet financing for our rental car operations in Germany, Italy, Spain, Belgium, Luxembourg and Switzerland, and can be expanded to provide fleet financing in Australia, Canada, France, The Netherlands, New Zealand, and the United Kingdom.

The obligations of HHN BV under the European Fleet Debt are guaranteed by Hertz and certain of Hertz's domestic and foreign subsidiaries.

The agreements governing the European Revolving Credit Facility and the indenture governing the European Fleet Notes contain covenants that apply to the Hertz credit group similar to those for the Senior Notes. In addition, the agreements and indenture contain a combination of security arrangements, springing covenants and "no liens" covenants intended to give the lenders under the European Fleet Debt enhanced recourse to certain assets of HHN BV and certain foreign subsidiaries of Hertz. The terms of the European Fleet Debt permit HHN BV to incur additional indebtedness that would be pari passu with either the European Revolving Credit Facility or the European Fleet Notes.

European Securitization

In July 2010, certain foreign subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of €400 million (the equivalent of  $529.0 million as of December 31, 2010) (subject to borrowing base availability) on a revolving basis under an asset-backed securitization facility, or the "European Securitization." The European Securitization is the primary fleet financing for our rental car operations in France and The Netherlands. The lenders under the European Securitization have been granted a security interest primarily in the owned rental car fleet used in our car rental operations in France and The Netherlands and certain contractual rights related to such vehicles.

Canadian Securitization

In May 2007, certain foreign subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of CAD $225 million (the equivalent of  $224.8 million as of December 31, 2010) (subject to borrowing base availability) on a revolving basis under an asset-backed securitization facility (as amended, the "Canadian Securitization"). The Canadian Securitization is the primary fleet financing for our rental car operations in Canada. The lenders under the Canadian Securitization have been granted a security interest primarily in the owned rental car fleet used in our car rental operations in Canada and certain contractual rights related to such vehicles.

Australian Securitization

In November 2010, certain foreign subsidiaries entered into a credit agreement that provides for aggregate maximum borrowings of A $250 million (the equivalent of  $254.5 million as of December 31, 2010) (subject to borrowing base availability) on a revolving basis under an asset-backed securitization facility (the "Australian Securitization"). The Australian Securitization is the primary fleet financing for our rental car operations in Australia. The lenders under the Australian Securitization have been granted a security interest primarily in the owned rental car fleet used in our car rental operations in Australia and certain contractual rights related to such vehicles. In connection with the issuance of the Australian Securitization, an interest rate cap was purchased by the foreign subsidiaries. Concurrently, Hertz sold an offsetting interest rate cap, thereby neutralizing the hedge on a consolidated basis and reducing the net cost of the hedge. See Note 13—Financial Instruments.

Brazilian Fleet Financing Facility

In December 2010, a foreign subsidiary amended its asset-based credit facility (as amended, the "Brazilian Fleet Financing Facility") which was the primary fleet financing for our rental car operations in Brazil. In February 2011, we paid off the maturing amount of the Brazilian Fleet Financing Facility and the collateral thereunder was released and the guaranty thereunder was terminated.

Capitalized Leases

References to the "Capitalized Leases" include the capitalized lease financings outstanding in the United Kingdom (the "U.K. Leveraged Financing"), Australia, The Netherlands and the United States. The amount available under the U.K. Leveraged Financing, which is the largest portion of the Capitalized Leases, increases over the term of the facility to £195.0 million (the equivalent of  $302.3 million as of December 31, 2010).

Financial Covenant Compliance

As of December 31, 2010, we were in compliance with all financial covenants in our various debt instruments. Based on our current projections, we believe that we will remain in compliance with our corporate debt covenants over the next twelve months.

Borrowing Capacity and Availability

As of December 31, 2010, the following facilities were available for our use (in millions of dollars):

	Remaining Capacity	Availability Under Borrowing Base Limitation
Corporate Debt
Senior ABL Facility	$1,467.2	$795.8

Total Corporate Debt	1,467.2	795.8

Fleet Debt
U.S. Fleet Variable Funding Notes	615.1	88.1
U.S. Fleet Financing Facility	2.0	2.0
European Revolving Credit Facility	121.5	121.5
European Securitization	253.4	71.3
Canadian Securitization	144.4	11.2
Australian Securitization	71.2	10.0
Brazilian Fleet Financing Facility	0.9	—
Capitalized Leases	82.9	—

Total Fleet Debt	1,291.4	304.1

Total	$2,758.6	$1,099.9

Our borrowing capacity and availability primarily comes from our "revolving credit facilities," which are a combination of asset-backed securitization facilities and asset-based revolving credit facilities. Creditors under each of our revolving credit facilities have a claim on a specific pool of assets as collateral. Our ability to borrow under each revolving credit facility is a function of, among other things, the value of the assets in the relevant collateral pool. We refer to the amount of debt we can borrow given a certain pool of assets as the "borrowing base."

We refer to "Remaining Capacity" as the maximum principal amount of debt permitted to be outstanding under the respective facility (i.e., the amount of debt we could borrow assuming we possessed sufficient assets as collateral) less the principal amount of debt then-outstanding under such facility.

We refer to "Availability Under Borrowing Base Limitation" and "borrowing base availability" as the lower of Remaining Capacity or the borrowing base less the principal amount of debt then-outstanding under such facility (i.e., the amount of debt we could borrow given the collateral we possess at such time).

As of December 31, 2010, the Senior Term Facility had approximately  $54.5 million available under the letter of credit facility and the Senior ABL Facility had  $282.2 million available under the letter of credit facility sublimit.

Substantially all of our revenue earning equipment and certain related assets are owned by special purpose entities, or are encumbered in favor of our lenders under our various credit facilities.

Some of these special purpose entities are consolidated variable interest entities, of which Hertz is the primary beneficiary, whose sole purpose is to provide commitments to lend in various currencies subject to borrowing bases comprised of rental vehicles and related assets of certain of Hertz International, Ltd.'s subsidiaries. As of December 31, 2010 and 2009, our International Fleet Financing No. 1 B.V., International Fleet Financing No. 2 B.V. and HA Funding Pty, Ltd. variable interest entities had total assets primarily comprised of loans receivable and revenue earning equipment of  $652.1 million and  $819.0 million, respectively, and total liabilities primarily comprised of debt of  $651.6 million and  $818.8 million, respectively.

Accrued Interest

As of December 31, 2010 and 2009, accrued interest was  $164.4 million and  $118.9 million, respectively, which is reflected in our consolidated balance sheet in "Other accrued liabilities."

Employee Retirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Employee Retirement Benefits
Employee Retirement Benefits

Note 8—Employee Retirement Benefits

The following table sets forth the net periodic pension and postretirement (including health care, life insurance and auto) expense (in millions of dollars):

	Pension Benefits
					Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	Three Months Ended March 31,
	2011	2010	2011	2010	2011	2010
Components of Net Periodic Benefit Cost:
Service cost	$6.2	$6.7	$1.7	$1.3	$0.1	$0.1
Interest cost	6.5	6.8	2.8	2.6	0.2	0.2
Expected return on plan assets	(7.1)	(6.7)	(3.1)	(2.5)	—	—
Net amortization	2.0	1.7	(0.3)	(0.1)	—	(0.1)
Settlement loss	0.3	0.3	—	—	—	—

Net pension/postretirement expense	$7.9	$8.8	$1.1	$1.3	$0.3	$0.2

Our policy for funded plans is to contribute annually, at a minimum, amounts required by applicable laws, regulations and union agreements. From time to time we make contributions beyond those legally required. For the three months ended March 31, 2011 and 2010, we contributed  $44.8 million and  $36.0 million, respectively, to our worldwide pension plans, including discretionary contributions of  $12.3 million and  $1.8 million, respectively, to our United Kingdom, or "U.K.," defined benefit pension plan and benefit payments made through unfunded plans. Based upon the significant decline in asset values in 2008, which were in line with the overall market declines, it is likely we will continue to make cash contributions in 2011 and possibly in future years.

We sponsor a defined benefit pension plan in the U.K. In January 2011, we tentatively agreed with the trustees of that plan to cease all future benefit accruals and to close the plan to members, contingent on the outcome of the consultation process with employees that ends in May. We will introduce a defined contribution plan with company matching contributions to replace the defined benefit pension plan. The company matching contributions will generally be 100% of the employee contributions, up to 8% of pay, except that current members of the defined benefit plan will receive an enhanced match for five years.

Our obligation for the U.K. pension plan was  $163.4 million, with a fair value of assets of about  $145.6 million, as of December 31, 2010. We recognized expense of  $1.3 million in 2010.

If the proposal to close the scheme occurs during 2011, then this will result in somewhat lower contributions this year into the defined benefit plan, which will be offset by matching contributions to the new defined contribution plan.

We participate in various "multiemployer" pension plans. In the event that we withdraw from participation in one of these plans, then applicable law could require us to make an additional lump-sum contribution to the plan, and we would have to reflect that as an expense in our consolidated statement of operations and as a liability on our condensed consolidated balance sheet. Our withdrawal liability for any multiemployer plan would depend on the extent of the plan's funding of vested benefits. At least one multiemployer plan in which we participate is reported to have, and other of our multiemployer plans could have, significant underfunded liabilities. Such underfunding may increase in the event other employers become insolvent or withdraw from the applicable plan or upon the inability or failure of withdrawing employers to pay their withdrawal liability. In addition, such underfunding may increase as a result of lower than expected returns on pension fund assets or other funding deficiencies.

Note 5—Employee Retirement Benefits

Qualified U.S. employees, after completion of specified periods of service, are eligible to participate in The Hertz Corporation Account Balance Defined Benefit Pension Plan, or the "Hertz Retirement Plan," a cash balance plan. Under this qualified Hertz Retirement Plan, we pay the entire cost and employees are not required to contribute.

Most of our international subsidiaries have defined benefit retirement plans or participate in various insured or multiemployer plans. In certain countries, when the subsidiaries make the required funding payments, they have no further obligations under such plans. We participate in various multiemployer pension plans administered by labor unions representing some of our employees. We make periodic contributions to these plans to allow them to meet their pension benefit obligations to their participants. Contributions to U.S. multiemployer plans were  $7.7 million,  $6.3 million and  $7.3 million for years ended December 31, 2010, 2009 and 2008, respectively.

Company plans are generally funded, except for certain nonqualified U.S. defined benefit plans and in Germany, where unfunded liabilities are recorded.

We sponsor defined contribution plans for certain eligible U.S. and non-U.S. employees. We match contributions of participating employees on the basis specified in the plans.

We also sponsor postretirement health care and life insurance benefits for a limited number of employees with hire dates prior to January 1, 1990. The postretirement health care plan is contributory with participants' contributions adjusted annually. An unfunded liability is recorded. We also have a key officer postretirement car benefit plan that provides the use of a vehicle for retired Senior Vice Presidents and above who have a minimum of 20 years of service and who retired at age 58 or above.

We use a December 31 measurement date for all our plans.

The following tables set forth the funded status and the net periodic pension cost of the Hertz Retirement Plan, other postretirement benefit plans (including health care and life insurance plans covering domestic ("U.S.") employees and the retirement plans for international operations ("Non-U.S."), together with amounts included in our consolidated balance sheets and statements of operations (in millions of dollars):

	Pension Benefits
					Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	2010	2009	2010	2009	2010	2009
Change in Benefit Obligation
Benefit obligation at January 1	$504.7	$438.8	$191.0	$163.5	$13.7	$12.9
Service cost	24.0	22.0	5.2	5.6	0.3	0.1
Interest cost	26.1	27.9	9.7	9.5	0.9	0.8
Employee contributions	—	—	1.1	1.1	0.9	0.5
Plan amendments	—	—	(13.6)	—	—	—
Plan curtailments	—	—	(0.2)	(0.3)	—	—
Plan settlements	(3.4)	(11.0)	(0.3)	(1.6)	—	—
Benefits paid	(18.4)	(36.4)	(3.9)	(4.7)	(2.3)	(1.3)
Foreign exchange translation	—	—	(9.4)	15.5	—	—
Actuarial loss	16.7	63.4	22.7	2.7	5.5	0.7
Other	—	—	(0.8)	(0.3)	—	—

Benefit obligation at December 31	$549.7	$504.7	$201.5	$191.0	$19.0	$13.7

Change in Plan Assets
Fair value of plan assets at January 1	$284.2	$237.0	$139.2	$103.3	$—	$—
Actual return on plan assets	43.5	39.3	17.6	23.1	—	—
Company contributions	60.0	55.3	6.1	6.7	1.4	0.7
Employee contributions	—	—	1.1	1.1	0.9	0.5
Plan settlements	(3.4)	(11.0)	(0.3)	(1.6)	—	—
Benefits paid	(18.4)	(36.4)	(3.9)	(4.7)	(2.3)	(1.2)
Foreign exchange translation	—	—	(6.1)	11.6	—	—
Other	—	—	(0.9)	(0.3)	—	—

Fair value of plan assets at December 31	$365.9	$284.2	$152.8	$139.2	$—	$—

Funded Status of the Plan
Plan assets less than benefit obligation	$(183.8)	$(220.5)	$(48.7)	$(51.8)	$(19.0)	$(13.7)

	Pension Benefits
					Postretirement Benefits (U.S.)
	U.S.		Non-U.S.
	2010	2009	2010	2009	2010	2009
Amounts recognized in balance sheet:
Liabilities	$(183.8)	$(220.5)	$(48.7)	$(51.8)	$(19.0)	$(13.7)

Net obligation recognized in the balance sheet	$(183.8)	$(220.5)	$(48.7)	$(51.8)	$(19.0)	$(13.7)

Prior service cost	$(0.1)	$(0.1)	$12.9	$—	$—	$—
Net gain (loss)	(115.6)	(120.7)	(11.4)	4.6	(1.9)	3.6

Accumulated other comprehensive income (loss)	(115.7)	(120.8)	1.5	4.6	(1.9)	3.6
Unfunded accrued pension or postretirement benefit	(68.1)	(99.7)	(50.2)	(56.4)	(17.1)	(17.3)

Net obligation recognized in the balance sheet	$(183.8)	$(220.5)	$(48.7)	$(51.8)	$(19.0)	$(13.7)

Total recognized in other comprehensive (income) loss	$(5.1)	$45.0	$3.1	$(11.9)	$5.5	$1.0

Total recognized in net periodic benefit cost and other comprehensive (income) loss	$23.4	$74.0	$6.8	$(5.0)	$6.8	$1.5

Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Net gain (loss)	$(7.6)	$(5.6)	$1.1	$0.4	$(0.1)	$0.3

Accumulated Benefit Obligation at December 31	$489.7	$449.4	$192.8	$183.7	N/A	N/A

Weighted-average assumptions as of December 31
Discount rate	5.12%	5.42%	5.36%	5.78%	4.95%	5.40%
Expected return on assets	8.40%	8.50%	7.46%	7.45%	N/A	N/A
Average rate of increase in compensation	4.4%	4.4%	3.7%	3.7%	N/A	N/A
Initial health care cost trend rate	—	—	—	—	8.36%	8.65%
Ultimate health care cost trend rate	—	—	—	—	4.5%	4.5%
Number of years to ultimate trend rate	—	—	—	—	19	20

The discount rate used to determine the December 31, 2010 benefit obligations for U.S. pension plans is based on the rate from the Citigroup Pension Discount Curve that is appropriate for the duration of our plan liabilities. For our plans outside the U.S., the discount rate reflects the market rates for high-quality corporate bonds currently available. The discount rate in a country was determined based on a yield curve constructed from high quality corporate bonds in that country. The rate selected from the yield curve has a duration that matches our plan.

The expected return on plan assets for each funded plan is based on expected future investment returns considering the target investment mix of plan assets.

	Pension Benefits
	U.S.			Non-U.S.
	Years ended December 31,			Years ended December 31,
	2010	2009	2008	2010	2009	2008
Components of Net Periodic Benefit Cost:
Service cost	$24.0	$22.0	$23.1	$5.2	$5.6	$8.1
Interest cost	26.1	27.9	27.4	9.7	9.5	10.2
Expected return on plan assets	(26.6)	(22.7)	(23.5)	(10.0)	(7.6)	(11.4)
Amortization:
Losses and other	4.6	0.4	0.4	(1.0)	(0.4)	(0.7)
Curtailment gain	—	—	—	(0.2)	(0.3)	(0.7)
Settlement loss	0.4	1.4	3.7	—	0.1	0.1
Special termination cost	—	—	2.1	—	—	—

Net pension expense	$28.5	$29.0	$33.2	$3.7	$6.9	$5.6

Weighted-average discount rate for expense (January 1)	5.42%	6.39%	6.30%	5.71%	5.59%	5.51%
Weighted-average assumed long-term rate of return on assets (January 1)	8.50%	8.25%	8.50%	7.46%	6.79%	7.22%

The balance in "Accumulated other comprehensive income (loss)" at December 31, 2010 and 2009 relating to pension benefits was  $70.2 million and  $66.5 million, respectively.

	Postretirement Benefits (U.S.)
	Years ended December 31,
	2010	2009	2008
Components of Net Periodic Benefit Cost:
Service cost	$0.3	$0.1	$0.1
Interest cost	0.9	0.7	0.7
Amortization:
Losses and other	—	(0.3)	(2.9)
Special termination benefit cost	—	—	—

Net postretirement expense	$1.2	$0.5	$(2.1)

Weighted-average discount rate for expense	5.4%	6.2%	6.3%
Initial health care cost trend rate	8.7%	9.0%	9.5%
Ultimate health care cost trend rate	4.5%	5.0%	5.0%
Number of years to ultimate trend rate	19	9	8

Changing the assumed health care cost trend rates by one percentage point is estimated to have the following effects (in millions of dollars):

	One Percentage Point
	Increase	Decrease
Effect on total of service and interest cost components	$0.1	$(0.1)
Effect on postretirement benefit obligation	$0.6	$(0.6)

The provisions charged to income for the years ended December 31, 2010, 2009 and 2008 for all other pension plans were approximately (in millions of dollars)  $8.8,  $7.3 and  $8.0, respectively.

The provisions charged to income for the years ended December 31, 2010, 2009 and 2008 for the defined contribution plans were approximately (in millions of dollars)  $14.8,  $6.9 and  $16.3, respectively.

Plan Assets

We have a long-term investment outlook for the assets held in our Company sponsored plans, which is consistent with the long-term nature of each plan's respective liabilities. We have two major plans which reside in the U.S. and the U.K.

The U.S. Plan, or the "Plan," currently has a target asset allocation of 70% equity and 30% fixed income. The equity portion of the Plan is invested in one passively managed S&P 500 index fund, one passively managed U.S. small/midcap fund and one actively managed international portfolio. The fixed income portion of the Plan is actively managed by a professional investment manager and is benchmarked to the Barclays Long Govt/Credit Index. The Plan assumes an 8.4% rate of return on assets, which represents the expected long-term annual weighted-average return for the Plan in total.

The U.K. Plan currently invests in a professionally managed Balanced Consensus Index Fund, which has the investment objective of achieving a total return relatively equal to its benchmark. The benchmark is based upon the average asset weightings of a broad universe of U.K. pension funds invested in pooled investment vehicles and each of their relevant indices. The asset allocation as of December 31, 2010, was 87% equity, 6% fixed income and 7% cash. The U.K. Plan currently assumes a rate of return on assets of 7.5%, which represents the expected long-term annual weighted-average return.

The fair value measurements of our U.S. pension plan assets are based upon significant observable inputs (Level 2) and relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories (in millions of dollars):

	December 31,
Asset Category	2010	2009
Cash and cash equivalents	$4.0	$4.6
Equity Securities:
U.S. Large Cap	106.3	80.2
U.S. Mid Cap	29.5	23.8
U.S. Small Cap	23.5	18.4
International Large Cap	80.8	63.4
Fixed Income Securities:
U.S. Treasuries	49.8	44.6
Corporate Bonds	61.9	45.4
Government Bonds	1.3	—
Municipal Bonds	4.7	1.1
Real Estate (REITs)	4.1	2.7

Total fair value of pension plan assets	$365.9	$284.2

The fair value measurements of our U.K. pension plan assets are based upon significant observable inputs (Level 2) and relate to common collective trusts and other pooled investment vehicles consisting of the following asset categories (in millions of dollars):

	December 31,
Asset Category	2010	2009
Cash and cash equivalents	$10.7	$8.4
U.K. Equities	54.1	48.7
Overseas Equities	72.3	60.6
U.K. Conventional Gilts	4.1	5.4
Overseas Bonds	—	4.9
Corporate Bonds	3.7	3.5
Index-Linked Gilts-Stocks	0.7	0.8

Total fair value of pension plan assets	$145.6	$132.3

Contributions

Our policy for funded plans is to contribute annually, at a minimum, amounts required by applicable laws, regulations and union agreements. From time to time we make contributions beyond those legally required. In 2010, we made discretionary cash contributions to our U.S. qualified pension plan of  $54.2 million. In 2009, we made discretionary cash contributions to our U.S. qualified pension plan of  $42.6 million. Based upon the significant decline in asset values in 2008, which were in line with the overall market declines, it is likely we will continue to make cash contributions in 2011 and possibly in future years. We expect to contribute between  $45 million and  $90 million to our U.S. plan during 2011. The level of 2011 and future contributions will vary, and is dependent on a number of factors including investment returns, interest rate fluctuations, plan demographics, funding regulations and the results of the final actuarial valuation.

Estimated Future Benefit Payments

The following table presents estimated future benefit payments (in millions of dollars):

	Pension Benefits	Postretirement Benefits (U.S.)
2011	$24.2	$1.5
2012	28.5	1.4
2013	31.9	1.4
2014	34.5	1.5
2015	37.5	1.5
2016-2020	242.8	7.2

	$399.4	$14.5

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

Note 9—Stock-Based Compensation

In March 2011, Hertz Holdings granted 371,505 Restricted Stock Units, or "RSUs," to certain executives and employees at fair values ranging from  $14.60 to  $15.02 and 693,313 Performance Stock Units, or "PSUs," at a fair value of  $14.60 under the Hertz Global Holdings, Inc. 2008 Omnibus Incentive Plan, or the "Omnibus Plan." For the PSUs, 499,515 have a performance condition under which the number of units that will ultimately be awarded will vary from 0% to 150% of the original grant, based on the sum of 2011 and 2012 Corporate EBITDA results. The remaining 193,798 PSUs granted contain a market condition whereby the 20 day average trailing stock price must equal or exceed a certain price target at any time during the five year performance period.

In March 2011, Hertz Holdings granted options to acquire 2,108,944 shares of its common stock to certain executives and employees at exercise prices ranging from  $14.60 to  $15.02 under the Omnibus Plan.

The non-cash stock-based compensation expense associated with the Prior Plans (as defined below) and the Omnibus Plan is pushed down from Hertz Holdings and recorded on the books at the Hertz level.

A summary of the total compensation expense and associated income tax benefits recognized under the Hertz Global Holdings, Inc. Stock Incentive Plan and Hertz Global Holdings, Inc. Director Stock Incentive Plan, or the "Prior Plans," and the Omnibus Plan, including the cost of stock options, RSUs, and PSUs, is as follows (in millions of dollars):

	Three Months Ended March 31,
	2011	2010
Compensation Expense	$9.1	$9.0
Income Tax Benefit	(3.5)	(3.5)

Total	$5.6	$5.5

As of March 31, 2011, there was approximately  $48.0 million of total unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted by Hertz Holdings under the Prior Plans and the Omnibus Plan, including costs related to modifying the exercise prices of certain option grants in order to preserve the intrinsic value of the options, consistent with applicable tax law, to reflect special cash dividends of  $4.32 per share paid on June 30, 2006 and  $1.12 per share paid on November 21, 2006. The total unrecognized compensation cost is expected to be recognized over the remaining 1.7 years, on a weighted average basis, of the requisite service period that began on the grant dates.

Note 6—Stock-Based Compensation

Plans

On February 28, 2008, the Board of Directors of Hertz and Hertz Holdings jointly adopted the Hertz Global Holdings, Inc. 2008 Omnibus Incentive Plan, or the "Omnibus Plan," which was approved by the stockholders of Hertz Holdings at the annual meeting of stockholders held on May 15, 2008 and amended and restated on May 27, 2010. A maximum of 32.7 million shares are reserved for issuance under the Omnibus Plan. The Omnibus Plan provides for grants of both equity and cash awards, including non-qualified stock options, incentive stock options, stock appreciation rights, performance awards (shares and units), restricted stock, restricted stock units and deferred stock units to key executives, employees and non-management directors. We also granted awards under the Hertz Global Holdings, Inc. Stock Incentive Plan, or the "Stock Incentive Plan," and the Hertz Global Holdings, Inc. Director Stock Incentive Plan, or the "Director Plan", or collectively the "Prior Plans."

The Omnibus Plan provides that no further awards will be granted pursuant to the Prior Plans. However, awards that had been previously granted pursuant to the Prior Plans will continue to be subject to and governed by the terms of the Prior Plans. As of December 31, 2010, there were 11.2 million shares of Hertz Holdings' common stock underlying awards outstanding under the Prior Plans. In addition, as of December 31, 2010, there were 10.3 million shares of Hertz Holdings' common stock underlying awards outstanding under the Omnibus Plan.

In addition to the 21.5 million shares underlying outstanding awards as of December 31, 2010, we had 20.1 million shares of Hertz Holdings' common stock available for issuance under the Omnibus Plan. The shares of common stock to be delivered under the Omnibus Plan may consist, in whole or in part, of common stock held in treasury or authorized but unissued shares of common stock, not reserved for any other purpose.

Shares subject to any award granted under the Omnibus Plan that for any reason are canceled, terminated, forfeited, settled in cash or otherwise settled without the issuance of common stock after the effective date of the Omnibus Plan will generally be available for future grants under the Omnibus Plan.

Impact on Results

A summary of the total compensation expense and associated income tax benefits recognized under our Prior Plans and the Omnibus Plan, including the cost of stock options, restricted stock units, or "RSUs," and performance stock units, or "PSUs," is as follows (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Compensation Expense	$36.6	$34.5	$27.8
Income Tax Benefit	(14.2)	(13.4)	(10.7)

Total	$22.4	$21.1	$17.1

As of December 31, 2010, there was approximately  $39.8 million of total unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted by Hertz Holdings under the Prior Plans and the Omnibus Plan, including costs related to modifying the exercise prices of certain option grants in order to preserve the intrinsic value of the options, consistent with applicable tax law, to reflect special cash dividends of  $4.32 per share paid on June 30, 2006 and  $1.12 per share paid on November 21, 2006. The total unrecognized compensation cost is expected to be recognized over the remaining 1.4 years, on a weighted average basis, of the requisite service period that began on the grant dates.

Stock Options and Stock Appreciation Rights

All stock options and stock appreciation rights granted under the Omnibus Plan will have a per-share exercise price of not less than the fair market value of one share of Hertz Holdings common stock on the grant date. Stock options and stock appreciation rights will vest based on a minimum period of service or the occurrence of events (such as a change in control, as defined in the Omnibus Plan) specified by the compensation committee of our Board of Directors. No stock options or stock appreciation rights will be exercisable after ten years from the grant date.

We have accounted for our employee stock-based compensation awards in accordance with ASC 718, "Compensation—Stock Compensation." The non-cash stock-based compensation expense associated with the Stock Incentive Plan is pushed down from Hertz Holdings and recorded on the books at the Hertz level. The options are being accounted for as equity-classified awards. We will recognize compensation cost on a straight-line basis over the vesting period. The value of each option award is estimated on the grant date using a Black-Scholes option valuation model that incorporates the assumptions noted in the following table. Because the stock of Hertz Holdings became publicly traded in November 2006 and has a short trading history, it is not practicable for us to estimate the expected volatility of Hertz Holdings' share price, or a peer company share price, because there is not sufficient historical information about past volatility. Therefore, we have used the calculated value method, substituting the historical volatility of an appropriate industry sector index for the expected volatility of Hertz Holdings' common stock price as an assumption in the valuation model. We selected the Dow Jones Specialized Consumer Services sub-sector within the consumer services industry, and we used the U.S. large capitalization component, which includes the top 70% of the index universe (by market value).

The calculation of the historical volatility of the index was made using the daily historical closing values of the index for the preceding 6.25 years, because that is the expected term of the options using the simplified approach.

The risk-free interest rate is the implied zero-coupon yield for U.S. Treasury securities having a maturity approximately equal to the expected term, as of the grant dates. The assumed dividend yield is zero.

Assumption	2010 Grants	2009 Grants	2008 Grants
Expected volatility	36.1%	34.9%	30.8%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (years)	6.25	6.25	5.0 – 6.25
Risk-free interest rate	1.62% – 2.96%	2.90%	2.56 – 3.75%
Weighted-average grant date fair value	$4.00	$1.29	$4.42

A summary of option activity under the Stock Incentive Plan and the Omnibus Plan as of December 31, 2010 is presented below.

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2010	14,110,304	$9.38	7.0	$56,221
Granted	3,291,918	$9.77
Exercised	(1,343,659)	$5.84
Forfeited or Expired	(642,659)	$11.35

Outstanding at December 31, 2010	15,415,904	$9.69	6.7	$84,534

Exercisable at December 31, 2010	9,068,178	$9.75	6.0	$52,529

A summary of non-vested options as of December 31, 2010, and changes during the year, is presented below.

	Non-vested Shares	Weighted- Average Exercise Price	Weighted- Average Grant- Date Fair Value
Non-vested as of January 1, 2010	6,679,380	$9.62	$6.16
Granted	3,291,918	$9.77	$4.00
Vested	(3,196,500)	$10.07	$6.75
Forfeited	(427,072)	$9.19	$4.98

Non-vested as of December 31, 2010	6,347,726	$9.61	$4.91

Additional information pertaining to option activity under the plans is as follows (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Aggregate intrinsic value of stock options exercised	$8.1	$4.2	$6.8
Cash received from the exercise of stock options	7.9	5.3	6.7
Fair value of options that vested	21.6	23.1	22.8
Tax benefit realized on exercise of stock options	0.3	—	—

Performance Stock, Performance Stock Units, Restricted Stock and Restricted Stock Units

Performance stock, PSUs and performance units granted under the Omnibus Plan will vest based on the achievement of pre-determined performance goals over performance periods determined by the compensation committee of the Board of Directors of Hertz Holdings. Each of the units granted under the Omnibus Plan represent the right to receive one share of Hertz Holdings' common stock on a specified future date. In the event of an employee's death or disability, a pro rata portion of the employee's performance stock, performance stock units and performance units will vest to the extent performance goals are achieved at the end of the performance period. Restricted stock and RSUs granted under the Omnibus Plan will vest based on a minimum period of service or the occurrence of events (such as a change in control, as defined in the Omnibus Plan) specified by the compensation committee of the Board of Directors of Hertz Holdings.

A summary of RSU and PSU activity under the Omnibus Plan as of December 31, 2010 is presented below.

	Shares	Weighted- Average Fair Value	Aggregate Intrinsic Value (In thousands of dollars)
Outstanding at January 1, 2010	6,977,239	$3.53	$83,169
Granted	1,573,050	10.10
Vested	(2,173,179)	3.79
Forfeited or Expired	(332,521)	4.73

Outstanding at December 31, 2010	6,044,589	$5.08	$87,586

Additional information pertaining to RSU and PSU activity is as follows:

	Years ended December 31,
	2010	2009	2008
Total fair value of awards that vested ( $ millions)	$8.2	$6.2	$—
Weighted average grant date fair value of awards	$10.10	$3.42	$4.98

Compensation expense for RSUs and PSUs is based on the grant date fair value, and is recognized ratably over the vesting period. For grants in 2008, the vesting period is two years (50% in the first year and 50% in the second year). For grants in 2009 and 2010, the vesting period is three years (25% in the first year, 25% in the second year and 50% in the third year). In addition to the service vesting condition, the PSUs granted in March, 2010 had an additional vesting condition which called for the number of units that will be awarded being based on achievement of a certain level of 2010 Corporate EBITDA.

Employee Stock Purchase Plan

On February 28, 2008, upon recommendation of the compensation committee, or "Committee," of the Board of Directors of Hertz Holdings, Hertz Holdings' Board of Directors adopted the Hertz Global Holdings, Inc. Employee Stock Purchase Plan, or the "ESPP," and the plan was approved by the stockholders of Hertz Holdings on May 15, 2008. The ESPP is intended to be an "employee stock purchase plan" within the meaning of Section 423 of the Internal Revenue Code.

The maximum number of shares that may be purchased under the ESPP is 3,000,000 shares of Hertz Holdings' common stock, subject to adjustment in the case of any change in Hertz Holdings' shares, including by reason of a stock dividend, stock split, share combination, recapitalization, reorganization, merger, consolidation or change in corporate structure. An eligible employee may elect to participate in the ESPP each quarter (or other period established by the Committee) through a payroll deduction. The maximum and minimum contributions that an eligible employee may make under all of Hertz Holdings' qualified employee stock purchase plans will be determined by the Committee, provided that no employee may be permitted to purchase stock with an aggregate fair market value greater than  $25,000 per year. At the end of the offering period, the total amount of each employee's payroll deduction will be used to purchase shares of Hertz Holdings' common stock. The purchase price per share will be not less than 85% of the market price of Hertz Holdings' common stock on the date of purchase; the exact percentage for each offering period will be set in advance by the Committee.

For the years ended December 31, 2010, 2009 and 2008, we recognized compensation cost of approximately  $0.6 million ( $0.3 million, net of tax),  $0.5 million ( $0.3 million, net of tax) and  $0.1 million ( $0.1 million, net of tax), respectively, for the amount of the discount on the stock purchased by our employees under the ESPP. Approximately 1,500 employees participated in the ESPP as of December 31, 2010.

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Segment Information
Segment Information

Note 10—Segment Information

Our operating segments are aggregated into reportable business segments based primarily upon similar economic characteristics, products, services, customers, and delivery methods. We have identified two reportable segments: rental of cars, crossovers and light trucks, or "car rental," and rental of industrial, construction and material handling equipment, or "equipment rental." Other reconciling items includes general corporate assets and expenses, certain interest expense (including net interest on corporate debt), as well as other business activities, such as our third party claim management services.

Adjusted pre-tax income (loss) is the measure utilized by management in making decisions about allocating resources to segments and measuring their performance. We believe this measure best reflects the financial results from ongoing operations. Adjusted pre-tax income (loss) is calculated as income (loss) before income taxes plus other reconciling items, non-cash purchase accounting charges, non-cash debt charges and certain one-time charges and non-operational items. The contribution of our reportable segments to revenues and adjusted pre-tax income (loss) and the reconciliation to consolidated amounts are summarized below (in millions of dollars).

	Three Months Ended March 31,
	Revenues		Adjusted Pre-Tax Income (Loss)
	2011	2010	2011	2010
Car rental	$1,510.3	$1,421.7	$61.3	$27.1
Equipment rental	268.2	237.0	10.2	(5.0)

Total reportable segments	1,778.5	1,658.7	71.5	22.1
Other	1.5	2.2

Total	$1,780.0	$1,660.9

Adjustments:
Other reconciling items(1)			(81.2)	(85.1)
Purchase accounting(2)			(20.6)	(22.1)
Non-cash debt charges(3)			(54.0)	(43.5)
Restructuring charges			(4.9)	(10.7)
Restructuring related charges(4)			(0.5)	(5.3)
Derivative losses(5)			—	(1.7)
Acquisition related costs			(2.8)	—
Management transition costs			(2.5)	—
Premiums paid on debt(6)			(51.7)	—

Loss before income taxes			$(146.7)	$(146.3)

(1)
Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities such as our third-party claim management services.

(2)
Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of subsequent acquisitions on our results of operations relating to increased amortization of intangible assets.

(3)
Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts. For the three months ended March 31, 2010, also includes  $20.9 million associated with the amortization of amounts pertaining to the de-designation of the Hertz Vehicle Financing LLC, or "HVF," interest rate swaps as effective hedging instruments.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.
(5)
Represents the mark-to-market adjustment on our interest rate cap.

(6)
Represents premiums paid to redeem our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes.

Total assets decreased  $496.4 million from December 31, 2010 to March 31, 2011. The decrease was primarily related to a decrease in other cash and cash equivalents relating to the redemption of our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes, partly offset by an increase in our car rental segment's revenue earning equipment.

Note 10—Segment Information

Our operating segments are aggregated into reportable business segments based primarily upon similar economic characteristics, products, services, customers, and delivery methods. We have identified two reportable segments: rental of cars, crossovers and light trucks, or "car rental," and rental of industrial, construction and material handling equipment, or "equipment rental." Other reconciling items includes general corporate assets and expenses, certain interest expense (including net interest on corporate debt), as well as other business activities, such as our third party claim management services.

Adjusted pre-tax income (loss) is the measure utilized by management in making decisions about allocating resources to segments and measuring their performance. We believe this measure best reflects the financial results from ongoing operations. Adjusted pre-tax income (loss) is calculated as income (loss) before income taxes plus other reconciling items, non-cash purchase accounting charges, non-cash debt charges and certain one-time charges and non-operational items. The contribution of our reportable segments for the years ended December 31, 2010, 2009 and 2008 is summarized below (in millions of dollars).

	Years ended December 31,
	2010	2009	2008
Revenues
Car rental	$6,486.2	$5,979.0	$6,858.2
Equipment rental	1,070.1	1,110.9	1,658.1
Other reconciling items	6.2	11.6	8.8

Total	$7,562.5	$7,101.5	$8,525.1

Adjusted pre-tax income(a)
Car rental	$642.9	$465.3	$289.1
Equipment rental	$78.0	$76.4	$272.0
Depreciation of revenue earning equipment and lease charges
Car rental	$1,594.6	$1,614.2	$1,843.8
Equipment rental	273.5	317.2	350.4

Total	$1,868.1	$1,931.4	$2,194.2

Depreciation of property and equipment
Car rental	$112.3	$115.9	$126.0
Equipment rental	34.3	37.6	40.8
Other reconciling items	7.4	6.1	6.0

Total	$154.0	$159.6	$172.8

Amortization of other intangible assets
Car rental	$30.2	$32.5	$33.9
Equipment rental	33.4	32.8	32.4
Other reconciling items	1.1	0.7	—

Total	$64.7	$66.0	$66.3

Interest expense
Car rental	$401.3	$316.1	$452.4
Equipment rental	39.4	53.3	110.8
Other reconciling items	285.8	284.3	307.3

Total	$726.5	$653.7	$870.5

Revenue earning equipment and property and equipment
Car rental
Expenditures	$8,430.1	$7,533.1	$9,978.5
Proceeds from disposals	(7,432.7)	(5,940.0)	(8,395.1)

Net expenditures	$997.4	$1,593.1	$1,583.4

Equipment rental
Expenditures	$186.1	$94.4	$356.7
Proceeds from disposals	(124.3)	(190.3)	(293.1)

Net expenditures (proceeds)	$61.8	$(95.9)	$63.6

Other reconciling items
Expenditures	$3.9	$0.5	$9.6
Proceeds from disposals	(0.3)	—	—

Net expenditures	$3.6	$0.5	$9.6

	As of December 31,
	2010	2009
Total assets at end of year
Car rental	$11,742.7	$12,356.5
Equipment rental	2,997.6	2,939.0
Other reconciling items	2,583.9	700.9

Total	$17,324.2	$15,996.4

Revenue earning equipment, net, at end of year
Car rental	$7,235.7	$7,019.3
Equipment rental	1,703.7	1,832.3

Total	$8,939.4	$8,851.6

Property and equipment, net, at end of year
Car rental	$875.9	$877.9
Equipment rental	222.8	243.6
Other reconciling items	64.9	66.6

Total	$1,163.6	$1,188.1

We operate in the United States and in international countries. International operations are substantially in Europe. The operations within major geographic areas are summarized below (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Revenues
United States	$4,993.7	$4,675.9	$5,506.1
International	2,568.8	2,425.6	3,019.0

Total	$7,562.5	$7,101.5	$8,525.1

	As of December 31,
	2010	2009
Total assets at end of year
United States	$12,077.9	$10,663.7
International	5,246.3	5,332.7

Total	$17,324.2	$15,996.4

Revenue earning equipment, net, at end of year
United States	$6,404.1	$6,432.3
International	2,535.3	2,419.3

Total	$8,939.4	$8,851.6

Property and equipment, net, at end of year
United States	$947.1	$953.7
International	216.5	234.4

Total	$1,163.6	$1,188.1

(a)
The following table reconciles adjusted pre-tax income to loss before income taxes for the years ended December 31, 2010, 2009 and 2008 (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Adjusted pre-tax income
Car rental	$642.9	$465.3	$289.1
Equipment rental	78.0	76.4	272.0

Total reportable segments	720.9	541.7	561.1
Adjustments:
Other reconciling items(1)	(347.8)	(328.2)	(324.5)
Purchase accounting(2)	(90.3)	(90.3)	(101.0)
Non-cash debt charges(3)	(160.6)	(159.8)	(100.2)
Restructuring charges	(54.7)	(106.8)	(216.2)
Restructuring related charges(4)	(13.2)	(46.5)	(26.3)
Impairment charges(5)	—	—	(1,168.9)
Management transition costs	—	(1.0)	(5.2)
Derivative gains (losses)(6)	(3.2)	2.4	(2.2)
Gain on debt buyback(7)	—	48.5	—
Third-party bankruptcy accrual(8)	—	(4.3)	—
Acquisition related costs(9)	(17.7)	—	—

Income (loss) before income taxes	$33.4	$(144.3)	$(1,383.4)

(1)
Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities such as our third-party claim management services.

(2)
Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of subsequent acquisitions on our results of operations relating to increased amortization of intangible assets.

(3)
Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts. For the years ended December 31, 2010 and 2009, also includes  $68.9 million and  $74.6 million, respectively, associated with the amortization of amounts pertaining to the de-designation of the HVF interest rate swaps as effective hedging instruments. During the year ended December 31, 2008, also includes  $11.8 million associated with the ineffectiveness of our HVF interest rate swaps and  $30.0 million related to the write-off of deferred financing costs associated with those countries outside the United States as to which take-out asset-based facilities have not been entered into.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.

(5)
Represents non-cash impairment charges related to our goodwill, other intangible assets and property and equipment.

(6)
In 2010, represents the mark-to-market adjustment on our interest rate cap. In 2009, represents the mark-to-market adjustments on our interest rate cap and gasoline swap. In 2008, represents an unrealized loss on our HIL interest rate swaptions which were terminated in October 2008.

(7)
Represents a gain (net of transaction costs) recorded in connection with the buyback of portions of certain of our Senior Notes and Senior Subordinated Notes.

(8)
Represents an allowance for uncollectible program car receivables related to a bankrupt European dealer affiliated with a U.S. car manufacturer.

(9)
Represents costs incurred in connection with the Dollar Thrifty Automotive Group, Inc. transaction which has now been terminated.

Total Equity	3 Months Ended
Mar. 31, 2011
Total Equity
Total Equity

Note 11—Total Equity

(in Millions)	100 Shares Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Total Equity
December 31, 2010	$—	$3,452.0	$(991.1)	$37.8	$16.5	$2,515.2
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder			(123.0)			(123.0)
Translation adjustment changes, net of tax of $0				42.5		42.5
Unrealized gain on Euro-denominated debt, net of tax of $7.4				(11.6)		(11.6)
Defined benefit pension plans, net of tax of $0				0.2		0.2

Total Comprehensive Loss						(91.9)

Net income relating to noncontrolling interest					3.7	3.7
Stock-based employee compensation charges, net of tax of $0		9.1				9.1
Proceeds from employee stock purchase plan		1.0				1.0
Hertz Holdings common shares issued to Directors		0.1				0.1

March 31, 2011	$—	$3,462.2	$(1,114.1)	$68.9	$20.2	$2,437.2

(in Millions)	100 Shares Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Total Equity
December 31, 2009	$—	$3,410.5	$(950.4)	$(3.3)	$17.3	$2,474.1
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder			(135.7)			(135.7)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax of $9.5				14.6		14.6
Translation adjustment changes, net of tax of $0				(39.0)		(39.0)
Unrealized gain on Euro-denominated debt, net of tax of $7.6				11.9		11.9
Defined benefit pension plans, net of tax of $0				(0.4)		(0.4)

Total Comprehensive Loss						(148.6)

Dividend payment to noncontrolling interest					(3.0)	(3.0)
Net income relating to noncontrolling interest					3.6	3.6
Stock-based employee compensation charges, net of tax of $0		9.0				9.0
Proceeds from employee stock purchase plan		0.7				0.7
Hertz Holdings common shares issued to Directors		0.1				0.1

March 31, 2010	$—	$3,420.3	$(1,086.1)	$(16.2)	$17.9	$2,335.9

Accumulated other comprehensive income (loss) as of March 31, 2011 and December 31, 2010 includes accumulated translation gains of  $157.3 million and  $114.9 million, respectively, pension benefits of  $(70.1) million and  $(70.2) million, respectively, and unrealized losses on our Euro-denominated debt of  $(18.4) million and  $(6.8) million, respectively.

Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Restructuring
Restructuring

Note 12—Restructuring

As part of our ongoing effort to implement our strategy of reducing operating costs, we have evaluated our workforce and operations and made adjustments, including headcount reductions and business process reengineering resulting in optimized work flow at rental locations and maintenance facilities as well as streamlined our back-office operations and evaluated potential outsourcing opportunities. When we made adjustments to our workforce and operations, we incurred incremental expenses that delay the benefit of a more efficient workforce and operating structure, but we believe that increased operating efficiency and reduced costs associated with the operation of our business are important to our long-term competitiveness.

During 2007 through 2010, we announced several initiatives to improve our competitiveness and industry leadership through targeted job reductions. These initiatives included, but were not limited to, job reductions at our corporate headquarters and back-office operations in the U.S. and Europe. As part of our re-engineering optimization we outsourced selected functions globally. In addition, we streamlined operations and reduced costs by initiating the closure of targeted car rental locations and equipment rental branches throughout the world. The largest of these closures occurred in 2008 which resulted in closures of approximately 250 off-airport locations and 22 branches in our U.S. equipment rental business. These initiatives impacted approximately 8,500 employees.

During the first quarter of 2011, we continued to streamline operations and reduce costs with the closure of several car rental and equipment rental locations globally as well as a reduction in our workforce by approximately 100 employees.

From January 1, 2007 through March 31, 2011, we incurred  $479.0 million ( $240.7 million for our car rental segment,  $184.9 million for our equipment rental segment and  $53.4 million of other) of restructuring charges.

Additional efficiency and cost saving initiatives are being developed during 2011. In April 2011, we closed eleven equipment rental locations and expect to close an additional one or two locations in the remainder of the second quarter of 2011. We estimate that these equipment rental location closures will result in  $20 to  $30 million of restructuring charges in the second quarter of 2011.

Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars):

	Three Months ended March 31,
	2011	2010
By Type:
Involuntary termination benefits	$1.0	$3.4
Pension and post retirement expense	—	0.3
Consultant costs	0.1	0.5
Asset writedowns	0.7	0.7
Facility closure and lease obligation costs	3.1	3.6
Relocation costs	—	1.3
Other	—	0.9

Total	$4.9	$10.7

	Three Months ended March 31,
	2011	2010
By Caption:
Direct operating	$4.3	$7.0
Selling, general and administrative	0.6	3.7

Total	$4.9	$10.7

	Three Months ended March 31,
	2011	2010
By Segment:
Car rental	$1.0	$5.3
Equipment rental	3.9	4.9
Other reconciling items	—	0.5

Total	$4.9	$10.7

The following table sets forth the activity affecting the restructuring accrual during the three months ended March 31, 2011 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to involuntary termination benefits over the next twelve months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Involuntary Termination Benefits	Pension and Post Retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2011	$6.3	$0.2	$0.1	$10.9	$17.5
Charges incurred	1.0	—	0.1	3.8	4.9
Cash payments	(3.4)	—	(0.1)	(0.4)	(3.9)
Other(1)	0.2	0.1	—	(2.5)	(2.2)

Balance as of March 31, 2011	$4.1	$0.3	$0.1	$11.8	$16.3

(1)
Consists of decreases of ( $0.7) million for asset writedowns and ( $1.9) million for facility closures, partly offset by an increase of  $0.4 million due to foreign currency translation.

Note 12—Restructuring

As part of our ongoing effort to implement our strategy of reducing operating costs, we have evaluated our workforce and operations and made adjustments, including headcount reductions and business process reengineering resulting in optimized work flow at rental locations and maintenance facilities as well as streamlined our back-office operations and evaluated potential outsourcing opportunities. When we made adjustments to our workforce and operations, we incurred incremental expenses that delay the benefit of a more efficient workforce and operating structure, but we believe that increased operating efficiency and reduced costs associated with the operation of our business are important to our long-term competitiveness.

During 2007 through 2010, we announced several initiatives to improve our competitiveness and industry leadership through targeted job reductions. These initiatives included, but were not limited to, job reductions at our corporate headquarters and back-office operations in the U.S. and Europe. As part of our re-engineering optimization we outsourced selected functions globally. In addition, we streamlined operations and reduced costs by initiating the closure of targeted car rental locations and equipment rental branches throughout the world. The largest of these closures occurred in 2008 which resulted in closures of approximately 250 off-airport locations and 22 branches in our U.S. equipment rental business. These initiatives impacted approximately 12,000 employees. From January 1, 2007 through December 31, 2010, we incurred  $474.1 million ( $239.7 million for our car rental segment,  $181.0 million for our equipment rental segment and  $53.4 of other) of restructuring charges.

Additional efficiency and cost saving initiatives are being developed in 2011. However, we presently do not have firm plans or estimates of any related expenses.

Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars):

	Years ended December 31,
By Type:	2010	2009	2008
Involuntary termination benefits	$12.2	$44.1	$83.8
Pension and post retirement expense	0.4	0.7	5.6
Consultant costs	1.1	7.6	10.0
Asset writedowns	20.4	36.1	93.2
Facility closure and lease obligation costs	14.3	9.3	14.1
Relocation costs	5.0	4.1	—
Contract termination costs	—	1.7	—
Other	1.3	3.2	9.5

Total	$54.7	$106.8	$216.2

	Years ended December 31,
By Caption:	2010	2009	2008
Direct operating	$43.5	$65.4	$171.6
Selling, general and administrative	11.2	41.4	44.6

Total	$54.7	$106.8	$216.2

	Years ended December 31,
By Segment:	2010	2009	2008
Car rental	$18.1	$58.7	$98.4
Equipment rental	34.7	38.2	103.2
Other reconciling items	1.9	9.9	14.6

Total	$54.7	$106.8	$216.2

The following table sets forth the activity affecting the accrual during the years ended December 31, 2010 and 2009 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to involuntary termination benefits over the next twelve months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Involuntary Termination Benefits	Pension and Post Retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2009	$43.4	$0.5	$—	$16.4	$60.3
Charges incurred	44.1	0.7	7.6	54.4	106.8
Cash payments	(67.3)	—	(6.9)	(25.1)	(99.3)
Other(1)	(0.6)	(1.2)	(0.3)	(36.0)	(38.1)

Balance as of December 31, 2009	19.6	—	0.4	9.7	29.7
Charges incurred	12.2	0.4	1.1	41.0	54.7
Cash payments	(23.5)	—	(1.5)	(12.4)	(37.4)
Other(2)	(2.0)	(0.2)	0.1	(27.4)	(29.5)

Balance as of December 31, 2010	$6.3	$0.2	$0.1	$10.9	$17.5

(1)
Primarily consists of a decrease of  $36.1 million for asset writedowns,  $1.6 million for executive pension liability settlements and  $0.8 million for contract termination costs, partly offset by a  $0.2 million gain in foreign currency translation.

(2)
Consists of decreases of  $20.4 million for asset writedowns,  $6.5 million for facility closures,  $1.6 million loss in foreign currency translation,  $0.9 million in involuntary benefits and  $0.2 million for executive pension liability settlements, partly offset by an increase in consultant costs of  $0.1 million.

Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Financial Instruments
Financial Instruments

Note 13—Financial Instruments

Cash and Cash Equivalents and Restricted Cash and Cash Equivalents

Fair value approximates the amount indicated on the balance sheet at March 31, 2011 and December 31, 2010 because of the short-term maturity of these instruments. Money market accounts, whose fair value at March 31, 2011, is measured using Level 1 inputs, totaling  $239.4 million and  $53.3 million are included in "Cash and cash equivalents" and "Restricted cash and cash equivalents," respectively. Money market accounts, whose fair value at December 31, 2010, is measured using Level 1 inputs, totaling  $1,747.9 million and  $24.1 million are included in "Cash and cash equivalents" and "Restricted cash and cash equivalents," respectively.

Debt

For borrowings with an initial maturity of 93 days or less, fair value approximates carrying value because of the short-term nature of these instruments. For all other debt, fair value is estimated based on quoted market rates as well as borrowing rates currently available to us for loans with similar terms and average maturities (Level 2 inputs). The aggregate fair value of all debt at March 31, 2011 was  $10,595.1 million, compared to its aggregate unpaid principal balance of  $10,375.0 million. The aggregate fair value of all debt at December 31, 2010 was  $11,156.1 million, compared to its aggregate unpaid principal balance of  $10,954.8 million.

Derivative Instruments and Hedging Activities

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis (in millions of dollars):

	Fair Value of Derivative Instruments(1)
	Asset Derivatives(2)		Liability Derivatives(2)
	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010
Derivatives not designated as hedging instruments under ASC 815:
Gasoline swaps	$4.7	$3.1	$—	$—
Interest rate caps	5.8	7.2	5.8	7.2
Foreign exchange forward contracts	1.5	2.6	4.7	11.1
Foreign exchange options	0.2	0.1	—	—

Total derivatives not designated as hedging instruments under ASC 815	$12.2	$13.0	$10.5	$18.3

(1)
All fair value measurements were primarily based upon significant observable (Level 2) inputs.
(2)
All asset derivatives are recorded in "Prepaid expenses and other assets" and all liability derivatives are recorded in "Accrued liabilities" on our condensed consolidated balance sheets.

	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative (Effective Portion)		Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)
	Three Months Ended March 31,
	2011	2010	2011	2010
Derivatives in ASC 815 Cash Flow Hedging Relationship:
HVF interest rate swaps	$—	$(9.6)	$—	$(26.9	)(1)
Note:
As of December 31, 2010, the HVF interest rate swaps and associated debt matured. The location of the effective portion reclassified from "Accumulated other comprehensive income" into income is in "Interest expense" on our consolidated statement of operations. No amount of gain or loss was recognized in income (ineffective portion) during the three months ended March 31, 2011 and 2010.

(1)
Includes the amortization of amounts in "Accumulated other comprehensive income" associated with the de-designation of a previous cash flow hedging relationship.

		Amount of Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended March 31,
	Location of Gain or (Loss) Recognized on Derivative
		2011	2010
Derivatives Not Designated as Hedging Instruments under ASC 815:
Gasoline swaps	Direct operating	$3.1	$0.8
Interest rate caps	Selling, general and administrative	—	(1.7)
Foreign exchange forward contracts	Selling, general and administrative	(0.6)	8.7
Foreign exchange options	Selling, general and administrative	—	(0.1)

Total		$2.5	$7.7

In conjunction with the refinanced Series 2009-1 Notes and the new Series 2010-2 Notes, HVF purchased an interest rate cap for  $6.7 million, with a maximum notional amount equal to the refinanced Series 2009-1 Notes and the new Series 2010-2 Notes with a combined maximum principal amount of  $2.1 billion, a strike rate of 5% and expected maturity date of March 25, 2013. Additionally, Hertz sold a 5% interest rate cap for  $6.2 million, with a matching notional amount and term to the HVF interest rate cap. Also in December 2010, the Australian Securitization was completed and our Australian operating subsidiary purchased an interest rate cap for  $0.5 million, with a maximum notional amount equal to the Australian Securitization maximum principal amount of A $250 million, a strike rate of 7% and expected maturity date of December 2012. Additionally, Hertz sold a 7% interest rate cap, for  $0.4 million with a matching notional amount and term to the Australian operating subsidiary's interest rate cap. The fair values of all interest rate caps were calculated using a discounted cash flow method and applying observable market data (i.e. the 1-month LIBOR yield curve and credit default swap spreads). Gains and losses resulting from changes in the fair value of these interest rate caps are included in our results of operations in the periods incurred.

We purchase unleaded gasoline and diesel fuel at prevailing market rates and maintain a program to manage our exposure to changes in fuel prices through the use of derivative commodity instruments. We currently have in place swaps to cover a portion of our fuel price exposure through June 2011. We presently hedge a portion of our overall unleaded gasoline purchases with commodity swaps and have contracts in place that settle on a monthly basis. As of March 31, 2011, our outstanding commodity instruments for unleaded gasoline fuel totaled approximately 5.5 million gallons. The fair value of these commodity instruments was calculated using a discounted cash flow method and applying observable market data (i.e., NYMEX RBOB Gasoline). Gains and losses resulting from changes in the fair value of these commodity instruments are included in our results of operations in the periods incurred.

We manage our foreign currency risk primarily by incurring, to the extent practicable, operating and financing expenses in the local currency in the countries in which we operate, including making fleet and equipment purchases and borrowing for working capital needs. Also, we have purchased foreign exchange options to manage exposure to fluctuations in foreign exchange rates for selected marketing programs. The effect of exchange rate changes on these financial instruments would not materially affect our consolidated financial position, results of operations or cash flows. Our risks with respect to foreign exchange options are limited to the premium paid for the right to exercise the option and the future performance of the option's counterparty. Premiums paid for options outstanding as of March 31, 2011, were approximately  $0.2 million. We limit counterparties to the transactions to financial institutions that have strong credit ratings. As of March 31, 2011 and December 31, 2010, the total notional amount of these foreign exchange options was  $5.8 million and  $3.5 million, respectively. As of March 31, 2011, these foreign exchange options mature through January 2012. The fair value of the foreign exchange options was calculated using a discounted cash flow method and applying observable market data (i.e. foreign currency exchange rates). Gains and losses resulting from changes in the fair value of these options are included in our results of operations in the periods incurred.

We also manage exposure to fluctuations in currency risk on intercompany loans we make to certain of our subsidiaries by entering into foreign currency forward contracts at the time of the loans which are intended to offset the impact of foreign currency movements on the underlying intercompany loan obligations. As of March 31, 2011, the total notional amount of these forward contracts was  $763.8 million, maturing within four months. The fair value of these foreign currency forward contracts was calculated based on foreign currency forward exchange rates.

On October 1, 2006, we designated our 7.875% Senior Notes due 2014 as an effective net investment hedge of our Euro-denominated net investment in our international operations. As a result of this net investment hedge designation, as of March 31, 2011 and December 31, 2010, losses of  $18.4 million (net of tax of  $12.5 million) and  $6.8 million (net of tax of  $5.1 million), respectively, attributable to the translation of our 7.875% Senior Notes due 2014 into the U.S. dollar are recorded in our condensed consolidated balance sheet in "Accumulated other comprehensive income."

Note 13—Financial Instruments

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash equivalents, short-term investments and trade receivables. We place our cash equivalents and short-term investments with a number of financial institutions and investment funds to limit the amount of credit exposure to any one financial institution. Concentrations of credit risk with respect to trade receivables are limited due to the large number of customers comprising our customer base, and their dispersion across different businesses and geographic areas. As of December 31, 2010, we had no significant concentration of credit risk.

GAAP establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Cash and Cash Equivalents and Restricted Cash and Cash Equivalents

Fair value approximates the amount indicated on the balance sheet at December 31, 2010 and December 31, 2009 because of the short-term maturity of these instruments. Money market accounts, whose fair value at December 31, 2010, is measured using Level 1 inputs, totaling  $1,747.9 million and  $24.1 million are included in "Cash and cash equivalents" and "Restricted cash and cash equivalents," respectively. Money market accounts, whose fair value at December 31, 2009, is measured using Level 1 inputs, totaling  $106.8 million and  $294.4 million are included in "Cash and cash equivalents" and "Restricted cash and cash equivalents," respectively.

Debt

For borrowings with an initial maturity of 93 days or less, fair value approximates carrying value because of the short-term nature of these instruments. For all other debt, fair value is estimated based on quoted market rates as well as borrowing rates currently available to us for loans with similar terms and average maturities (Level 2 inputs). The aggregate fair value of all debt at December 31, 2010 was  $11,156.1 million, compared to its aggregate carrying value of  $10,954.8 million. The aggregate fair value of all debt at December 31, 2009 was  $10,013.5 million, compared to its aggregate carrying value of  $10,055.7 million.

Derivative Instruments and Hedging Activities

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 (in millions of dollars):

	Fair Value of Derivative Instruments(1)
	Asset Derivatives(2)		Liability Derivatives(2)
	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009
Derivatives designated as hedging instruments under ASC 815:
HVF interest rate swaps	$—	$—	$—	$12.8

Derivatives not designated as hedging instruments under ASC 815:
Gasoline swaps	3.1	2.2	—	—
Interest rate caps	7.2	8.2	7.2	5.6
Foreign exchange forward contracts	2.6	7.6	11.1	5.7
Foreign exchange options	0.1	—	—	—

Total derivatives not designated as hedging instruments under ASC 815	13.0	18.0	18.3	11.3

Total derivatives	$13.0	$18.0	$18.3	$24.1

(1)
All fair value measurements were primarily based upon significant observable (Level 2) inputs.

(2)
All asset derivatives are recorded in "Prepaid expenses and other assets" and all liability derivatives are recorded in "Other accrued liabilities" on our consolidated balance sheets.

	Amount of Gain or (Loss) Recognized in Other Comprehensive Income on Derivative (Effective Portion)		Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)			Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)
	Years ended December 31,
	2010	2009	2010	2009		2010	2009
Derivatives in ASC 815 Cash Flow Hedging Relationship:
HVF interest rate swaps	$12.8	$(12.8)	$(85.1)	$(74.6	)(1)	$—	$—
Note:
The location of both the effective portion reclassified from "Accumulated other comprehensive income (loss)" into income and the ineffective portion recognized in income is in "Interest expense" on our consolidated statement of operations.

(1)
Represents the amortization of amounts in "Accumulated other comprehensive income (loss)" associated with the de-designation of the previous cash flow hedging relationship as described below.

	Location of Gain or (Loss) Recognized on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Years ended December 31,
		2010	2009
Derivatives Not Designated as Hedging Instruments under ASC 815:
Gasoline swaps	Direct operating	$2.8	$7.4
Interest rate caps	Selling, general and administrative	(3.1)	(2.6)
Foreign exchange forward contracts	Selling, general and administrative	(19.5)	2.0
Foreign exchange options	Selling, general and administrative	(0.2)	0.2

Total		$(20.0)	$7.0

In connection with the Acquisition and the issuance of  $3,550.0 million of floating rate Series 2005 Notes, our subsidiary, HVF, entered into certain interest rate swap agreements, or the "HVF Swaps," effective December 21, 2005, which qualified as cash flow hedging instruments in accordance with GAAP. These agreements matured at various terms, in connection with the scheduled maturity of the associated debt obligations, through November 2010. Under these agreements, until February 2009, HVF was paying monthly interest at a fixed rate of 4.5% per annum in exchange for monthly interest at one-month LIBOR, effectively transforming the floating rate Series 2005 Notes to fixed rate obligations. In March 2009, HVF made a cash payment to have the fixed rate on these swaps reset to the then current market rates of 0.872% and 1.25% for the swaps that matured in February 2010 and November 2010, respectively.  $80.4 million of this payment was made to an affiliate of BAMLCP which is a counterparty to the HVF Swaps. Concurrently with this payment, the hedging relationship was de-designated and the amount remaining in "Accumulated other comprehensive income (loss)" associated with this cash flow hedging relationship was frozen and was then amortized into "Interest expense" over the respective terms of the associated debt in accordance with GAAP. Additionally, a new hedging relationship was designated between the HVF Swaps, which also qualified for cash flow hedge accounting in accordance with GAAP. Both at the inception of the hedge and throughout its remaining term, we measured ineffectiveness by comparing the fair value of the HVF Swaps and the fair value of hypothetical swaps, with similar terms, using the Hypothetical Method in accordance with GAAP. The hypothetical swaps represent a perfect hedge of the variability in interest payments associated with the Series 2005 Notes. Subsequent to the resetting of the swaps at current market rates, there was no ineffectiveness in the hedging relationship because the critical terms of the HVF Swaps matched the terms of the hypothetical swaps.

As of December 31, 2010, the HVF Swaps and associated debt have matured. As of December 31, 2009, the balance reflected in "Accumulated other comprehensive income (loss)," relating to the HVF Swaps, including the amount frozen due to the designation of the previous cash flow hedging relationship, was a loss of  $49.7 million (net of tax of  $31.8 million). The fair values of the HVF Swaps were calculated using the income approach and applying observable market data (i.e. the 1-month LIBOR yield curve and credit default swap spreads).

In conjunction with the refinanced Series 2009-1 Notes and the new Series 2010-2 Notes, HVF purchased an interest rate cap for  $6.7 million, with a maximum notional amount equal to the refinanced Series 2009-1 Notes and the new Series 2010-2 Notes with a combined maximum principal amount of  $2.1 billion, a strike rate of 5% and expected maturity date of March 25, 2013. Additionally, Hertz sold a 5% interest rate cap for  $6.2 million, with a matching notional amount and term to the HVF interest rate cap. Also in December 2010, the Australian Securitization was completed and our Australian operating subsidiary purchased an interest rate cap for  $0.5 million, with a maximum notional amount equal to the Australian Securitization maximum principal amount of A $250 million, a strike rate of 7% and expected maturity date of December 2012. Additionally, Hertz sold a 7% interest rate cap, for  $0.4 million with a matching notional amount and term to the Australian operating subsidiary's interest rate cap. The fair values of all interest rate caps were calculated using a discounted cash flow method and applying observable market data (i.e. the 1-month LIBOR yield curve and credit default swap spreads). Gains and losses resulting from changes in the fair value of these interest rate caps are included in our results of operations in the periods incurred.

We purchase unleaded gasoline and diesel fuel at prevailing market rates. In January 2009, we began a program to manage our exposure to changes in fuel prices through the use of derivative commodity instruments. We currently have in place swaps to cover a portion of our fuel price exposure through June 2011. We presently hedge a portion of our overall unleaded gasoline and diesel fuel purchases with commodity swaps and have contracts in place that settle on a monthly basis. As of December 31, 2010, our outstanding commodity instruments for unleaded gasoline and diesel fuel totaled approximately 8.4 million gallons and 0.2 million gallons, respectively. The fair value of these commodity instruments was calculated using a discounted cash flow method and applying observable market data (i.e., NYMEX RBOB Gasoline and U.S. Department of Energy surveys, etc.). Gains and losses resulting from changes in the fair value of these commodity instruments are included in our results of operations in the periods incurred.

We manage our foreign currency risk primarily by incurring, to the extent practicable, operating and financing expenses in the local currency in the countries in which we operate, including making fleet and equipment purchases and borrowing for working capital needs. Also, we have purchased foreign exchange options to manage exposure to fluctuations in foreign exchange rates for selected marketing programs. The effect of exchange rate changes on these financial instruments would not materially affect our consolidated financial position, results of operations or cash flows. Our risks with respect to foreign exchange options are limited to the premium paid for the right to exercise the option and the future performance of the option's counterparty. Premiums paid for options outstanding as of December 31, 2010, were approximately  $0.1 million. We limit counterparties to the transactions to financial institutions that have strong credit ratings. As of December 31, 2010 and 2009, the total notional amount of these foreign exchange options was  $3.5 million and  $0.3 million, respectively. As of December 31, 2010, these foreign exchange options mature through January 2012. The fair value of the foreign exchange options was calculated using a discounted cash flow method and applying observable market data (i.e. foreign currency exchange rates). Gains and losses resulting from changes in the fair value of these options are included in our results of operations in the periods incurred.

We also manage exposure to fluctuations in currency risk on intercompany loans we make to certain of our subsidiaries by entering into foreign currency forward contracts at the time of the loans which are intended to offset the impact of foreign currency movements on the underlying intercompany loan obligations. As of December 31, 2010, the total notional amount of these forward contracts was  $721.8 million, maturing within three months. The fair value of these foreign currency forward contracts was calculated based on foreign currency forward exchange rates.

On October 1, 2006, we designated our 7.875% Senior Notes due 2014 as an effective net investment hedge of our Euro-denominated net investment in our international operations. As a result of this net investment hedge designation, as of December 31, 2010 and 2009, losses of  $6.8 million (net of tax of  $5.1 million) and  $19.2 million (net of tax of  $17.8 million), respectively, attributable to the translation of our 7.875% Senior Notes due 2014 into the U.S. dollar are recorded in our consolidated balance sheet in "Accumulated other comprehensive income (loss)."

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

Note 14—Related Party Transactions

Relationship with Hertz Investors, Inc., Hertz Holdings and the Sponsors

Other than as disclosed below, in the three months ended March 31, 2011, there were no material changes to our relationship with Hertz Investors, Inc., Hertz Holdings or the Sponsors.

On March 31, 2011, the Sponsors sold 50 million of our common shares to Goldman, Sachs & Co. as the sole underwriter in the registered public offering of those shares. Following this offering, the Sponsors continue to own an aggregate of approximately 160 million shares, or approximately 39% of Hertz Holdings' outstanding common stock.

Financing Arrangements with Related Parties

Affiliates of BAMLCP (which is one of the Sponsors), including Merrill Lynch & Co., Inc., Bank of America, N.A. and certain of their affiliates (which are stockholders of Hertz Holdings), have provided various investment and commercial banking and financial advisory services to us for which they have received customary fees and commissions. In addition, these parties have acted as agents, lenders, purchasers and/or underwriters to us under our respective financing arrangements, for which they have received customary fees, commissions, expenses and/or other compensation. More specifically, these parties have acted in the following capacities, or similar capacities, with respect to our financing arrangements: lenders and/or agents under the Senior Credit Facilities, the U.S. Fleet Financing Facility and certain of the U.S. Fleet Variable Funding Notes; purchasers and/or underwriters under the Senior Notes, the Senior Subordinated Notes and certain of the U.S. Fleet Medium Term Notes; and structuring advisors and/or agents under the ABS Program.

As of March 31, 2011 and December 31, 2010, approximately  $191 million and  $255 million, respectively, of our outstanding debt was with related parties.

See Note 7—Debt.

On June 29, 2007, we entered into a master loan agreement with Hertz Holdings. The maximum amount which may be borrowed by us under this facility is  $100 million. The facility expires on June 29, 2012, or on an earlier date if mutually agreed by both parties. The interest rate is based on the U.S. Dollar LIBOR rate plus the margin in effect for the Eurocurrency Loans under our Senior ABL Facility. As of March 31, 2011, there were no borrowings outstanding. As of December 31, 2010,  $1.4 million in borrowings were outstanding.

Note 14—Related Party Transactions

Relationship with Hertz Investors, Inc. and the Sponsors

Stockholders Agreement

In connection with the Acquisition, Hertz Holdings entered into a stockholders agreement (as amended, the "Stockholders Agreement") with investment funds associated with or designated by the Sponsors. The Stockholders Agreement contains agreements that entitle investment funds associated with or designated by the Sponsors to nominate all of Hertz Holdings' directors. The director nominees are to include three nominees of an investment fund associated with CD&R (one of whom shall serve as the chairman or, if the chief executive officer is the chairman, the lead director), two nominees of investment funds associated with Carlyle, two nominees of an investment fund associated with BAMLCP (collectively, the "Sponsor Designees") and up to six independent directors (subject to unanimous consent of the Sponsor Designees, for so long as Hertz Holdings remains a "controlled company" within the meaning of the New York Stock Exchange rules), subject to adjustment in the case that the applicable investment fund sells more than a specified amount of its shareholdings in Hertz Holdings. In addition, upon Hertz Holdings ceasing to be a "controlled company" within the meaning of the New York Stock Exchange rules, if necessary to comply with the New York Stock Exchange rules, the director nominees of the Sponsors shall be reduced to two nominees of an investment fund associated with CD&R (one of whom shall serve as the chairman or, if the chief executive officer is the chairman, the lead director), one nominee of investment funds associated with Carlyle, and one nominee of an investment fund associated with BAMLCP, and additional independent directors will be elected by the Board of Directors of Hertz Holdings to fill the resulting director vacancies. The Stockholders Agreement also provides that Hertz Holdings' chief executive officer shall be designated as a director, unless otherwise approved by a majority of the Sponsor Designees. In addition, the Stockholders Agreement provides that one of the nominees of an investment fund associated with CD&R shall serve as the chairman of the executive and governance committee of Hertz Holdings and, unless otherwise agreed by this fund, as Chairman of the Board of Directors of Hertz Holdings or lead director. In order to comply with New York Stock Exchange rules, Hertz Holdings will be required to have a majority of independent directors on its Board of Directors within one year of its ceasing to be a "controlled company" within the meaning of the New York Stock Exchange rules.

The Stockholders Agreement grants to the investment funds associated with CD&R or to the majority of the Sponsor Designees the right to remove Hertz Holdings' chief executive officer. Any replacement chief executive officer requires the consent of the investment funds associated with CD&R as well as investment funds associated with at least one other Sponsor. It also contains restrictions on the transfer of Hertz Holdings' shares, and provides for tag-along and drag-along rights, in certain circumstances. The rights described above apply only for so long as the investment funds associated with the applicable Sponsor maintain certain specified minimum levels of shareholdings in Hertz Holdings.

The Stockholders Agreement limits the rights of the investment funds associated with or designated by the Sponsors that have invested in the common stock of Hertz Holdings and its affiliates, subject to several exceptions, to own, manage, operate or control any of its "competitors" (as defined in the Stockholders Agreement). The Stockholders Agreement may be amended from time to time in the future to eliminate or modify these restrictions without Hertz Holdings' consent.

Registration Rights Agreement

On December 21, 2005, Hertz Holdings entered into a registration rights agreement (as amended, the "Registration Rights Agreement") with investment funds associated with or designated by the Sponsors. The Registration Rights Agreement grants to certain of these investment funds the right, to cause Hertz Holdings, at its own expense, to use its best efforts to register such securities held by the investment funds for public resale, subject to certain limitations. The exercise of this right is limited to three requests by the group of investment funds associated with each Sponsor, except for registrations effected pursuant to Form S-3, which are unlimited, subject to certain limitations, if Hertz Holdings is eligible to use Form S-3. The secondary offering of the common stock of Hertz Holdings in June 2007 was effected pursuant to this Registration Rights Agreement. In the event Hertz Holdings registers any of its common stock, these investment funds have the right to require Hertz Holdings to use its best efforts to include shares of the common stock of Hertz Holdings held by them, subject to certain limitations, including as determined by the underwriters. The Registration Rights Agreement provides for Hertz Holdings to indemnify the investment funds party to that agreement and their affiliates in connection with the registration of Hertz Holdings' securities.

Director Compensation Policy

Our directors who are also members of the Board of Directors of Hertz Holdings receive no additional compensation for serving on our Board of Directors or any committee of our Board of Directors. Currently all members of our Board of Directors are also members of the Board of Directors of Hertz Holdings. The compensation expense of the Hertz Holdings' directors is pushed down from Hertz Holdings and recorded on the books at the Hertz level.

In May 2010, the Board of Directors of Hertz Holdings amended and restated the Director Compensation Policy. Pursuant to the policy prior to May 2010 its directors who are not also employees each received a  $150,000 annual retainer fee, of which 40% ( $60,000) was payable in cash and 60% ( $90,000) was payable in the form of shares of Hertz Holdings' common stock. Starting in May 2010, the policy now provides that Hertz Holdings' directors who are not also employees each receive a  $170,000 annual retainer fee, of which  $70,000 is payable in cash and  $100,000 is payable in the form of shares of Hertz Holdings' common stock

The chairperson of Hertz Holdings' Audit Committee is paid an additional annual cash fee of  $25,000 and each other member of its Audit Committee is paid an additional annual cash fee of  $10,000. The chairperson of Hertz Holdings' Compensation Committee is paid an additional annual cash fee of  $15,000 and each other member of its Compensation Committee receives an additional annual cash fee of  $10,000.

For the years ended December 31, 2010, 2009 and 2008, we recognized  $1.8 million,  $1.6 million and  $1.8 million, respectively, of expense relating to the Director Compensation Policy in our consolidated statement of operations in "Selling, general and administrative" expenses.

Financing Arrangements with Related Parties

Affiliates of BAML Capital Partners (which is one of the Sponsors), including Merrill Lynch & Co., Inc., Bank of America, N.A. and certain of their affiliates (which are stockholders of Hertz Holdings), have provided various investment and commercial banking and financial advisory services to us for which they have received customary fees and commissions. In addition, these parties have acted as agents, lenders, purchasers and/or underwriters to us under our respective financing arrangements, for which they have received customary fees, commissions, expenses and/or other compensation. More specifically, these parties have acted in the following capacities, or similar capacities, with respect to our financing arrangements: lenders and/or agents under the Senior Credit Facilities, the U.S. Fleet Financing Facility and certain of the U.S. Fleet Variable Funding Notes; purchasers and/or underwriters under the Senior Notes, the Senior Subordinated Notes and certain of the U.S. Fleet Medium Term Notes; and structuring advisors and/or agents under the ABS Program.

As of December 31, 2010 and December 31, 2009, approximately  $255 million and  $246 million, respectively, of our outstanding debt was with related parties.

See Note 4—Debt.

On June 29, 2007, we entered into a master loan agreement with Hertz Holdings. The maximum amount which may be borrowed by us under this facility is  $100 million. The facility expires on June 29, 2012, or on an earlier date if mutually agreed by both parties. The interest rate is based on the U.S. Dollar LIBOR rate plus the margin in effect for the Eurocurrency Loans under our Senior ABL Facility. As of December 31, 2010 and 2009,  $1.4 million and  $7.6 million, respectively, in borrowings were outstanding.

Other Sponsor Relationships

In May and June 2009, Merrill Lynch & Co., Inc., an affiliate of one of the Sponsors, BAMLCP, acted as an underwriter in the common stock follow-on public offering and in the public offering of Hertz Holdings' Convertible Senior Notes, for which they received customary fees and expenses.

In May 2009, Hertz Holdings entered into subscription agreements with investment funds affiliated with CD&R and Carlyle to purchase an additional 32,101,182 shares of Hertz Holdings' common stock at a price of  $6.23 per share (the same price per share paid to Hertz Holdings by the underwriters in the common stock public offering) with proceeds to Hertz Holdings of approximately  $200.0 million. This closed on July 7, 2009 and the 32,101,182 shares of Hertz Holdings' common stock were issued to CD&R and Carlyle affiliated investment funds on the same date. Giving effect to these offerings, the Sponsors' ownership percentage in us is approximately 51%.

Contingencies and Off-Balance Sheet Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Contingencies and Off-Balance Sheet Commitments
Contingencies and Off-Balance Sheet Commitments

Note 15—Contingencies and Off-Balance Sheet Commitments

Off-Balance Sheet Commitments

As of March 31, 2011 and December 31, 2010, the following guarantees (including indemnification commitments) were issued and outstanding.

Indemnification Obligations

In the ordinary course of business, we execute contracts involving indemnification obligations customary in the relevant industry and indemnifications specific to a transaction such as the sale of a business. These indemnification obligations might include claims relating to the following: environmental matters; intellectual property rights; governmental regulations and employment-related matters; customer, supplier and other commercial contractual relationships; and financial matters. Performance under these indemnification obligations would generally be triggered by a breach of terms of the contract or by a third party claim. We regularly evaluate the probability of having to incur costs associated with these indemnification obligations and have accrued for expected losses that are probable and estimable. The types of indemnification obligations for which payments are possible include the following:

Sponsors; Directors

We have entered into customary indemnification agreements with Hertz Holdings, the Sponsors and Hertz Holdings' stockholders affiliated with the Sponsors, pursuant to which Hertz Holdings and we will indemnify the Sponsors, Hertz Holdings' stockholders affiliated with the Sponsors and their respective affiliates, directors, officers, partners, members, employees, agents, representatives and controlling persons, against certain liabilities arising out of performance of a consulting agreement with Hertz Holdings and each of the Sponsors and certain other claims and liabilities, including liabilities arising out of financing arrangements or securities offerings. We do not believe that these indemnifications are reasonably likely to have a material impact on us. Hertz Holdings has entered into indemnification agreements with each of its directors.

Environmental

We have indemnified various parties for the costs associated with remediating numerous hazardous substance storage, recycling or disposal sites in many states and, in some instances, for natural resource damages. The amount of any such expenses or related natural resource damages for which we may be held responsible could be substantial. The probable expenses that we expect to incur for such matters have been accrued, and those expenses are reflected in our condensed consolidated financial statements. As of March 31, 2011 and December 31, 2010, the aggregate amounts accrued for environmental liabilities including liability for environmental indemnities, reflected in our condensed consolidated balance sheets in "Accrued liabilities" were  $1.5 million and  $1.6 million, respectively. The accrual generally represents the estimated cost to study potential environmental issues at sites deemed to require investigation or clean-up activities, and the estimated cost to implement remediation actions, including on-going maintenance, as required. Cost estimates are developed by site. Initial cost estimates are based on historical experience at similar sites and are refined over time on the basis of in-depth studies of the sites. For many sites, the remediation costs and other damages for which we ultimately may be responsible cannot be reasonably estimated because of uncertainties with respect to factors such as our connection to the site, the materials there, the involvement of other potentially responsible parties, the application of laws and other standards or regulations, site conditions, and the nature and scope of investigations, studies, and remediation to be undertaken (including the technologies to be required and the extent, duration, and success of remediation.

Legal Proceedings

From time to time we are a party to various legal proceedings. We are currently a defendant in numerous actions and have received numerous claims on which actions have not yet been commenced for public liability and property damage arising from the operation of motor vehicles and equipment rented from us and our licensees. The obligation for public liability and property damage on self-insured U.S. and international vehicles and equipment, as stated on our balance sheet, represents an estimate for both reported accident claims not yet paid and claims incurred but not yet reported. The related liabilities are recorded on a non-discounted basis. Reserve requirements are based on actuarial evaluations of historical accident claim experience and trends, as well as future projections of ultimate losses, expenses, premiums and administrative costs. At March 31, 2011 and December 31, 2010 our liability recorded for public liability and property damage matters was  $282.1 million and  $278.7 million, respectively. We believe that our analysis was based on the most relevant information available, combined with reasonable assumptions, and that we may prudently rely on this information to determine the estimated liability. We note the liability is subject to significant uncertainties. The adequacy of the liability reserve is regularly monitored based on evolving accident claim history and insurance related state legislation changes. If our estimates change or if actual results differ from these assumptions, the amount of the recorded liability is adjusted to reflect these results.

For a detailed description of certain of our legal proceedings please see Note 11 of the Notes to our audited annual consolidated financial statements included in our Form 10-K under the caption "Item 8—Financial Statements and Supplementary Data."

There were no material changes in the legal proceedings described in our Form 10-K and we are not otherwise required to disclose any pending legal proceedings in response to Item 103 of Regulation S-K.

In addition to those described in our Form 10-K, various other legal actions, claims and governmental inquiries and proceedings are pending or may be instituted or asserted in the future against us and our subsidiaries. Other than with respect to the aggregate claims for public liability and property damage pending against us, management does not believe that any of the matters resolved, or pending against us, are material to us and our subsidiaries taken as a whole.

We have established reserves for matters where we believe that the losses are probable and reasonably estimated. Other than with respect to the reserve established for claims for public liability and property damage, none of those reserves are material. For matters where we have not established a reserve, the ultimate outcome or resolution cannot be predicted at this time, or the amount of ultimate loss, if any, cannot be reasonably estimated. Litigation is subject to many uncertainties and the outcome of the individual litigated matters is not predictable with assurance. It is possible that certain of the actions, claims, inquiries or proceedings, including those discussed in our Form 10-K, could be decided unfavorably to us or any of our subsidiaries involved. Accordingly, it is possible that an adverse outcome from such a proceeding could exceed the amount accrued in an amount that could be material to our consolidated financial condition, results of operations or cash flows in any particular reporting period.

Note 11—Contingencies and Off-Balance Sheet Commitments

Legal Proceedings

From time to time we are a party to various legal proceedings. Other than with respect to the aggregate claims for public liability and property damage pending against us, management does not believe that any of the matters resolved, or pending against us, during 2010 are material to us and our subsidiaries taken as a whole. While we have accrued a liability with respect to claims for public liability and property damage of  $278.7 million at December 31, 2010, management does not believe any of the other pending matters described below are material. We have summarized below, for purposes of providing background, various legal proceedings to which we were and/or are a party during 2010 or the period after December 31, 2010 but before the filing of this Annual Report. In addition to the following, various other legal actions, claims and governmental inquiries and proceedings are pending or may be instituted or asserted in the future against us and our subsidiaries.

  1.
  Hertz Equipment Rental Corporation, or "HERC," Loss Damage Waiver

    On August 15, 2006, Davis Landscape, Ltd., individually and on behalf of all others similarly situated, filed a complaint against HERC in the United States District Court for the District of New Jersey. In November 2006, the complaint was amended to add another plaintiff, Miguel V. Pro, and more claims. The Davis Landscape matter purports to be a nationwide class action on behalf of all persons and business entities who rented equipment from HERC and who paid a Loss Damage Waiver, or "LDW," or an Environmental Recovery Fee, or "ERF." The plaintiffs seek a declaratory judgment and injunction prohibiting HERC from engaging in acts with respect to the LDW and ERF charges that violate the New Jersey Consumer Fraud Act and claim that the charges violate the Uniform Commercial Code. The plaintiffs also seek an unspecified amount of compensatory damages with the return of all LDW and ERF charges paid, attorneys' fees and costs as well as other damages. The court has granted class certification, denied our motion for summary judgment and the case is in the discovery stages.

  2.
  Concession Fee Recoveries

    On October 13, 2006, Janet Sobel, Daniel Dugan, PhD. and Lydia Lee, individually and on behalf of all others similarly situated v. The Hertz Corporation and Enterprise Rent-A-Car Company, or "Enterprise," was filed in the United States District Court for the District of Nevada. The plaintiffs agreed to not pursue claims against Enterprise for the time being and the case only proceeded against Hertz. The Sobel case purports to be a nationwide class action on behalf of all persons who rented cars from Hertz at airports in Nevada and were separately charged airport concession recovery fees by Hertz as part of their rental charges. The plaintiffs seek an unspecified amount of compensatory damages, restitution of any charges found to be improper and an injunction prohibiting Hertz from quoting or charging those airport fees that are alleged not to be allowed by Nevada law. The complaint also seeks attorneys' fees and costs. Relevant documents were produced, depositions were taken and pre-trial motions were filed. After the court rendered a mixed ruling on the parties' cross-motions for summary judgment and after the Lydia Lee case was refiled against Enterprise, the parties engaged in mediation which resulted in a proposed settlement wherein Hertz and Enterprise, without admitting wrongdoing and in order to avoid further litigation, agreed to provide rental certificates to proposed class members who register for same and to pay attorneys' fees to the plaintiffs' attorneys. In November 2010, the court certified settlement classes for purposes of implementing the proposed settlement and preliminarily approved the proposed settlement. Notification of the proposed settlement was mailed or e-mailed in February of 2011 and a final approval hearing on the settlement is scheduled for May of 2011.

  3.
  Telephone Consumer Protection Act

    On May 3, 2007, Fun Services of Kansas City, Inc., individually and as the representative of a class of similarly-situated persons, v. Hertz Equipment Rental Corporation was commenced in the District Court of Wyandotte County, Kansas. The case was subsequently transferred to the District Court of Johnson County, Kansas. The Fun Services matter purports to be a class action on behalf of all persons in Kansas and throughout the United States who on or after four years prior to the filing of the action were sent facsimile messages of advertising materials relating to the availability of property, goods or services by HERC and who did not provide express permission for sending such faxes. The plaintiffs seek an unspecified amount of compensatory damages, attorney's fees and costs. In August 2009, the court issued an order that stayed all activity in this litigation pending a decision by the Kansas Supreme Court in Critchfield Physical Therapy, Inc. v. Taranto Group, Inc., another Telephone Consumer Protection Act case. The Kansas Supreme Court heard oral argument in the Critchfield case in January of 2010 and has not yet rendered a decision in that case.

  4.
  California Tourism Assessments

    We are currently a defendant in a proceeding that purports to be a class action brought by Michael Shames and Gary Gramkow against The Hertz Corporation, Dollar Thrifty Automotive Group, Inc., Avis Budget Group, Inc., Vanguard Car Rental USA, Inc., Enterprise Rent-A-Car Company, Fox Rent A Car, Inc., Coast Leasing Corp., The California Travel and Tourism Commission, and Caroline Beteta.

    Originally filed in November of 2007, the action is pending in the United States District Court for the Southern District of California, and plaintiffs claim to represent a class of individuals or entities that purchased rental car services from a defendant at airports located in California after January 1, 2007. Plaintiffs allege that the defendants agreed to charge consumers a 2.5% tourism assessment and not to compete with respect to this assessment, while misrepresenting that this assessment is owed by consumers, rather than the rental car defendants, to the California Travel and Tourism Commission, or the "CTTC." Plaintiffs also allege that defendants agreed to pass through to consumers a fee known as the Airport Concession Fee, which fee had previously been required to be included in the rental car defendants' individual base rates, without reducing their base rates. Based on these allegations, the amended complaint seeks treble damages, disgorgement, injunctive relief, interest, attorneys' fees and costs. Plaintiffs dropped their claims against Caroline Beteta. Plaintiffs' claims against the rental car defendants have been dismissed, except for the federal antitrust claim. In June 2010, the United States Court of Appeals for the Ninth Circuit affirmed the dismissal of the plaintiffs' antitrust case against the CTTC as a state agency immune from antitrust complaint because the California Legislature foresaw the alleged price-fixing conspiracy that was the subject of the complaint. The plaintiffs subsequently filed a petition with the Ninth Circuit seeking a rehearing and that petition was granted. In November 2010, the Ninth Circuit withdrew its June opinion and instead held that state action immunity was improperly invoked. The Ninth Circuit reinstated the plaintiffs' antitrust claims and the case has now been remanded to the district court for further proceedings.

    We were also a defendant in a consolidated action captioned "In re Tourism Assessment Fee Litigation" in the United States District Court for the Southern District of California. Originally filed as two separate actions in December of 2007, the consolidated action purported to be a class action brought on behalf of all persons and entities that paid an assessment since the inception of the Passenger Car Rental Industry Tourism Assessment Program in California on January 1, 2007. The other defendants included various of our competitors, including Avis Budget Group, Inc., Vanguard Car Rental USA, Inc., Dollar Thrifty Automotive Group, Inc., Advantage Rent-A-Car, Inc., Avalon Global Group, Enterprise Rent-A-Car Company, Fox Rent A Car, Inc., Beverly Hills Rent-A-Car, Inc., Rent4Less, Inc., Autorent Car Rental, Inc., Pacific Rent-A-Car, Inc., ABC Rent-A-Car, Inc., as well as the California Travel and Tourism Commission, and Dale E. Bonner. The complaint sought injunctive and declaratory relief, that all assessments collected and to be collected be held in trust, unspecified monetary damages, interest, attorneys' fees and costs. In August 2010, the United States Court of Appeals for the Ninth Circuit affirmed the district court's dismissal of plaintiffs' claims against all defendants. The deadline for plaintiffs to seek review of the Ninth Circuit's opinion has passed.

  5.
  Public Liability and Property Damage

    We are currently a defendant in numerous actions and have received numerous claims on which actions have not yet been commenced for public liability and property damage arising from the operation of motor vehicles and equipment rented from us. The obligation for public liability and property damage on self-insured U.S. and international vehicles and equipment, as stated on our balance sheet, represents an estimate for both reported accident claims not yet paid and claims incurred but not yet reported. The related liabilities are recorded on a non-discounted basis. Reserve requirements are based on actuarial evaluations of historical accident claim experience and trends, as well as future projections of ultimate losses, expenses, premiums and administrative costs. At December 31, 2010 and December 31, 2009 our liability recorded for public liability and property damage matters was  $278.7 million and  $277.8 million, respectively. We believe that our analysis was based on the most relevant information available, combined with reasonable assumptions, and that we may prudently rely on this information to determine the estimated liability. We note the liability is subject to significant uncertainties. The adequacy of the liability reserve is regularly monitored based on evolving accident claim history and insurance related state legislation changes. If our estimates change or if actual results differ from these assumptions, the amount of the recorded liability is adjusted to reflect these results.

We intend to assert that we have meritorious defenses in the foregoing matters and we intend to defend ourselves vigorously.

We have established reserves for matters where we believe that the losses are probable and reasonably estimated, including for various of the matters set forth above. Other than with respect to the reserve established for claims for public liability and property damage, none of those reserves are material. For matters, including those described above, where we have not established a reserve, the ultimate outcome or resolution cannot be predicted at this time, or the amount of ultimate loss, if any, cannot be reasonably estimated. Litigation is subject to many uncertainties and the outcome of the individual litigated matters is not predictable with assurance. It is possible that certain of the actions, claims, inquiries or proceedings, including those discussed above, could be decided unfavorably to us or any of our subsidiaries involved. Accordingly, it is possible that an adverse outcome from such a proceeding could exceed the amount accrued in an amount that could be material to our consolidated financial condition, results of operations or cash flows in any particular reporting period.

Off-Balance Sheet Commitments

At December 31, 2010 and 2009, the following guarantees (including indemnification commitments) were issued and outstanding.

Indemnification Obligations

In the ordinary course of business, we execute contracts involving indemnification obligations customary in the relevant industry and indemnifications specific to a transaction such as the sale of a business. These indemnification obligations might include claims relating to the following: environmental matters; intellectual property rights; governmental regulations and employment-related matters; customer, supplier and other commercial contractual relationships; and financial matters. Performance under these indemnification obligations would generally be triggered by a breach of terms of the contract or by a third party claim. We regularly evaluate the probability of having to incur costs associated with these indemnification obligations and have accrued for expected losses that are probable and estimable. The types of indemnification obligations for which payments are possible include the following:

Sponsors; Directors

We have entered into customary indemnification agreements with Hertz Holdings, the Sponsors and our stockholders affiliated with the Sponsors, pursuant to which Hertz Holdings and Hertz will indemnify the Sponsors, Hertz Holdings' stockholders affiliated with the Sponsors and their respective affiliates, directors, officers, partners, members, employees, agents, representatives and controlling persons, against certain liabilities arising out of performance of a consulting agreement with Hertz Holdings and each of the Sponsors and certain other claims and liabilities, including liabilities arising out of financing arrangements or securities offerings. Hertz Holdings also entered into indemnification agreements with each of its directors. We do not believe that these indemnifications are reasonably likely to have a material impact on us.

Environmental

We have indemnified various parties for the costs associated with remediating numerous hazardous substance storage, recycling or disposal sites in many states and, in some instances, for natural resource damages. The amount of any such expenses or related natural resource damages for which we may be held responsible could be substantial. The probable expenses that we expect to incur for such matters have been accrued, and those expenses are reflected in our consolidated financial statements. As of December 31, 2010 and 2009, the aggregate amounts accrued for environmental liabilities including liability for environmental indemnities, reflected in our consolidated balance sheets in "Other accrued liabilities" were  $1.6 million and  $2.0 million, respectively. The accrual generally represents the estimated cost to study potential environmental issues at sites deemed to require investigation or clean-up activities, and the estimated cost to implement remediation actions, including on-going maintenance, as required. Cost estimates are developed by site. Initial cost estimates are based on historical experience at similar sites and are refined over time on the basis of in-depth studies of the sites. For many sites, the remediation costs and other damages for which we ultimately may be responsible cannot be reasonably estimated because of uncertainties with respect to factors such as our connection to the site, the materials there, the involvement of other potentially responsible parties, the application of laws and other standards or regulations, site conditions, and the nature and scope of investigations, studies, and remediation to be undertaken (including the technologies to be required and the extent, duration, and success of remediation).

Guarantor and Non-Guarantor Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

Note 16—Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of March 31, 2011 and December 31, 2010 and the Condensed Consolidating Statements of Operations and Statements of Cash Flows for the three months ended March 31, 2011 and 2010, of (a) The Hertz Corporation, ("the Company" or "the Parent"); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and of (e) the Company on a consolidated basis.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.

We have revised our Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2010 to reflect a reclassification of revenue earning equipment expenditures between the operating and investing sections of the Parent, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. We previously reported "Net cash provided by (used in) operating activities" of  $(350.2) million for the Parent,  $6.4 million for the Guarantor Subsidiaries and  $732.9 million for the Non-Guarantor Subsidiaries for the three months ended March 31, 2010. We previously reported "Net cash used in investing activities" of  $7.4 million for the Parent,  $5.4 million for the Guarantor Subsidiaries, and  $490.5 million for the Non-Guarantor Subsidiaries for the three months ended March 31, 2010. There was no impact to The Hertz Corporation's Consolidated Statement of Cash Flows. Management has concluded that this footnote revision is not material to our previously issued financial statements.

CONDENSED CONSOLIDATING BALANCE SHEET
March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$815,886	$15,926	$533,931	$—	$1,365,743
Restricted cash and cash equivalents	18,358	12,671	159,857	—	190,886
Receivables, less allowance for doubtful accounts	237,992	151,842	921,921	—	1,311,755
Due from Hertz affiliate	510,025	54,908	318,616	(875,929)	7,620
Inventories, at lower cost or market	25,845	32,741	38,886	—	97,472
Prepaid expenses and other assets	1,924,299	8,099	158,470	(1,669,407)	421,461
Revenue earning equipment, net	157,395	1,256,055	7,987,810	—	9,401,260
Property and equipment, net	752,026	173,859	260,624	—	1,186,509
Investment in subsidiaries, net	4,060,341	29,763	—	(4,090,104)	—
Other intangible assets, net	109,797	2,333,670	92,103	—	2,535,570
Goodwill	71,835	12,320	225,340	—	309,495

Total assets	$8,683,799	$4,081,854	$10,697,558	$(6,635,440)	$16,827,771

LIABILITIES AND EQUITY
Due to Hertz affiliate	$366,745	$262,627	$246,557	$(875,929)	$—
Accounts payable	109,191	74,630	1,021,106	—	1,204,927
Accrued liabilities	621,952	29,641	323,585	—	975,178
Accrued taxes	68,960	175,913	59,447	(155,261)	149,059
Debt	4,991,226	108	5,366,273	—	10,357,607
Public liability and property damage	108,717	16,655	156,755	—	282,127
Deferred taxes on income	—	1,284,250	1,651,612	(1,514,147)	1,421,715

Total liabilities	6,266,791	1,843,824	8,825,335	(2,545,337)	14,390,613

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,417,008	2,238,030	1,852,073	(4,090,103)	2,417,008
Noncontrolling interest	—	—	20,150	—	20,150

Total equity	2,417,008	2,238,030	1,872,223	(4,090,103)	2,437,158

Total liabilities and equity	$8,683,799	$4,081,854	$10,697,558	$(6,635,440)	$16,827,771

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$1,754,378	$5,180	$614,448	$—	$2,374,006
Restricted cash and cash equivalents	16,092	25,468	166,016	—	207,576
Receivables, less allowance for doubtful accounts	265,195	166,483	924,875	—	1,356,553
Due from Hertz affiliate	501,735	47,166	313,466	(862,367)	—
Inventories, at lower cost or market	21,164	31,734	34,531	—	87,429
Prepaid expenses and other assets	1,756,704	6,814	169,539	(1,588,131)	344,926
Revenue earning equipment, net	166,316	1,265,641	7,507,452	—	8,939,409
Property and equipment, net	735,770	178,691	249,108	—	1,163,569
Investment in subsidiaries, net	4,044,084	47,109	—	(4,091,193)	—
Other intangible assets, net	114,840	2,334,500	101,219	—	2,550,559
Goodwill	71,835	9,971	218,368	—	300,174

Total assets	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

LIABILITIES AND EQUITY
Due to Hertz affiliate	$360,069	$191,832	$311,862	$(862,367)	$1,396
Accounts payable	144,261	177,170	623,542	—	944,973
Accrued liabilities	681,125	30,961	355,916	—	1,068,002
Accrued taxes	51,916	174,553	22,331	(112,403)	136,397
Debt	5,601,707	112	5,317,526	—	10,919,345
Public liability and property damage	110,346	16,939	151,400	—	278,685
Deferred taxes on income	—	1,284,768	1,651,172	(1,475,728)	1,460,212

Total liabilities	6,949,424	1,876,335	8,433,749	(2,450,498)	14,809,010

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,242,422	1,848,771	(4,091,193)	2,498,689
Noncontrolling interest	—	—	16,502	—	16,502

Total equity	2,498,689	2,242,422	1,865,273	(4,091,193)	2,515,191

Total liabilities and equity	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$930,353	$218,869	$1,207,626	$(576,845)	$1,780,003

Expenses:
Direct operating	556,178	140,855	376,632	—	1,073,665
Depreciation of revenue earning equipment	465,685	58,576	488,673	(576,845)	436,089
Selling, general and administrative	88,180	19,771	74,239	—	182,190
Interest expense	104,484	7,156	73,121	—	184,761
Interest income	(358)	(1)	(1,496)	—	(1,855)
Other (income) expense, net	51,742	(9)	143	—	51,876

Total expenses	1,265,911	226,348	1,011,312	(576,845)	1,926,726

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(335,558)	(7,479)	196,314	—	(146,723)
(Provision) benefit for taxes on income	106,725	2,399	(81,695)	—	27,429

Net income (loss)	(228,833)	(5,080)	114,619	—	(119,294)
Noncontrolling interest	—	—	(3,673)	—	(3,673)
Equity in earnings (losses) of subsidiaries (net of tax)	105,866	(957)	—	(104,909)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(122,967)	$(6,037)	$110,946	$(104,909)	$(122,967)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended March 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$912,918	$181,787	$1,127,204	$(561,021)	$1,660,888

Expenses:
Direct operating	538,321	120,277	354,401	—	1,012,999
Depreciation of revenue earning equipment	481,717	59,256	479,221	(561,021)	459,173
Selling, general and administrative	78,156	16,935	72,626	—	167,717
Interest expense	70,161	7,245	92,183	—	169,589
Interest income	(49)	(1)	(2,228)	—	(2,278)

Total expenses	1,168,306	203,712	996,203	(561,021)	1,807,200

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(255,388)	(21,925)	131,001	—	(146,312)
Provision (benefit) for taxes on income (loss)	57,903	5,146	(48,836)	—	14,213

Net income (loss)	(197,485)	(16,779)	82,165	—	(132,099)
Less: Net income attributable to noncontrolling interest	—	—	(3,578)	—	(3,578)
Equity in earnings (losses) of subsidiaries (net of tax)	61,808	(365)	—	(61,443)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(135,677)	$(17,144)	$78,587	$(61,443)	$(135,677)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(220,503)	$119,262	$381,670	$(114,560)	$165,869

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(2,266)	12,798	10,079	—	20,611
Revenue earning equipment expenditures	(39,684)	(155,822)	(1,768,308)	—	(1,963,814)
Proceeds from disposal of revenue earning equipment	31,398	42,768	1,615,993	—	1,690,159
Property and equipment expenditures	(33,564)	(7,449)	(15,757)	—	(56,770)
Proceeds from disposal of property and equipment	4,446	1,287	8,718	—	14,451
Return of capital from subsidiaries	1,250,440	—	—	(1,250,440)	—
Capital contributions to subsidiaries	(1,172,700)	—	—	1,172,700	—
Acquisitions, net of cash acquired	—	—	(9,774)	—	(9,774)
Other investing activities	—	—	1,192	—	1,192

Net cash provided by (used in) investing activities	38,070	(106,418)	(157,857)	(77,740)	(303,945)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,425,948	—	3,508	—	2,429,456
Payment of long-term debt	(3,095,542)	(3)	(43,330)	—	(3,138,875)
Short-term borrowings:
Proceeds	—	—	67,155	—	67,155
Payments	(1,551)	—	(223,751)	—	(225,302)
Proceeds (payments) under the revolving lines of credit, net	(14,128)	(2,095)	64,151	—	47,928
Capital contributions received from Parent	—	—	1,172,700	(1,172,700)	—
Payment of dividends and return of capital	—	—	(1,365,000)	1,365,000	—
Proceeds from employee stock purchase plan	871	—	—	—	871
Loan with Hertz Global Holdings, Inc.	(9,016)	—	—	—	(9,016)
Payment of financing costs	(62,641)	—	(1,450)	—	(64,091)

Net cash provided by (used in) financing activities	(756,059)	(2,098)	(326,017)	192,300	(891,874)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	21,687	—	21,687

Net change in cash and cash equivalents during the period	(938,492)	10,746	(80,517)	—	(1,008,263)
Cash and cash equivalents at beginning of period	1,754,378	5,180	614,448	—	2,374,006

Cash and cash equivalents at end of period	$815,886	$15,926	$533,931	$—	$1,365,743

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(349,858)	$21,878	$700,600	$(93,300)	$279,320

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(3,187)	(8,989)	152,081	—	139,905
Revenue earning equipment expenditures	(13,154)	(22,281)	(2,179,034)	—	(2,214,469)
Proceeds from disposal of revenue earning equipment	7,727	11,002	1,587,718	—	1,606,447
Property and equipment expenditures	(24,179)	(6,031)	(21,082)	—	(51,292)
Proceeds from disposal of property and equipment	(198)	5,242	1,639	—	6,683
Return of capital from subsidiaries	22,225	—	—	(22,225)	—
Purchase of short-term investments, net	3,052	94	214	—	3,360
Other investing activities	—	—	341	—	341

Net cash used in investing activities	(7,714)	(20,963)	(458,123)	(22,225)	(509,025)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	7,461	—	1,011	—	8,472
Payment of long-term debt	(11,101)	(19)	(251,473)	—	(262,593)
Short-term borrowings:
Proceeds	—	—	66,581	—	66,581
Payments	—	—	(79,279)	—	(79,279)
Proceeds (payments) under the revolving lines of credit, net	483,397	(1,539)	(134,683)	—	347,175
Distributions to noncontrolling interest	—	—	(2,975)	—	(2,975)
Payment of dividends and return of capital	—	—	(115,525)	115,525	—
Proceeds from employee stock purchase plan	610	—	—	—	610
Loan with Hertz Global Holdings, Inc.	2	—	—	—	2
Payment of financing costs	(278)	—	(1,033)	—	(1,311)

Net cash provided by (used in) financing activities	480,091	(1,558)	(517,376)	115,525	76,682

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(32,687)	—	(32,687)

Net change in cash and cash equivalents during the period	122,519	(643)	(307,586)	—	(185,710)
Cash and cash equivalents at beginning of period	108,522	6,069	870,876	—	985,467

Cash and cash equivalents at end of period	$231,041	$5,426	$563,290	$—	$799,757

Note 16—Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2010 and 2009 and the Condensed Consolidating Statements of Operations for the years ended December 31, 2010, 2009 and 2008, and Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008, of (a) The Hertz Corporation, ("the Company" or "the Parent"); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and (e) the Company on a consolidated basis.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.

We have revised our Condensed Consolidating Balance Sheet as of December 31, 2009 to appropriately reflect an accounts payable balance for the Non-Guarantor Subsidiaries that was previously reported in the Parent. We previously reported "Investment in subsidiaries, net" of  $4,512.6 million and "Accounts payable" of  $236.2 million for the Parent as of December 31, 2009 and "Accounts payable" of  $375.1 million and "The Hertz Corporation and Subsidiaries stockholder's equity" of  $2,280.3 million for the Non-Guarantor Subsidiaries. Also, we have revised our Condensed Consolidated Statement of Cash Flows for the year ended December 31, 2009 to reflect a reclassification of revenue earning equipment expenditures between the operating and investing sections of the Parent, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. We previously reported "Net cash used in operating activities" of  $100.2 million and "Net cash provided by investing activities" of  $101.9 million for the Guarantor Subsidiaries for the year ended December 31, 2009. We previously reported "Net cash used in investing activities" of  $1,240.7 million for the Non-Guarantor Subsidiaries for the year ended December 31, 2009. There was no impact to The Hertz Corporation's Consolidated Balance Sheet or Consolidated Statement of Cash Flows. Management has concluded that this footnote revision is not material to our previously issued consolidated financial statements.

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$1,754,378	$5,180	$614,448	$—	$2,374,006
Restricted cash and cash equivalents	16,092	25,468	166,016	—	207,576
Receivables, less allowance for doubtful accounts	265,195	166,483	924,875	—	1,356,553
Due from Hertz affiliate	501,735	47,166	313,466	(862,367)	—
Inventories, at lower cost or market	21,164	31,734	34,531	—	87,429
Prepaid expenses and other assets	1,756,704	6,814	169,539	(1,588,131)	344,926
Revenue earning equipment, net	166,316	1,265,641	7,507,452	—	8,939,409
Property and equipment, net	735,770	178,691	249,108	—	1,163,569
Investment in subsidiaries, net	4,044,084	47,109	—	(4,091,193)	—
Other intangible assets, net	114,840	2,334,500	101,219	—	2,550,559
Goodwill	71,835	9,971	218,368	—	300,174

Total assets	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

LIABILITIES AND EQUITY
Due to Hertz affiliate	$360,069	$191,832	$311,862	$(862,367)	$1,396
Accounts payable	144,261	177,170	623,542	—	944,973
Accrued liabilities	681,125	30,961	355,916	—	1,068,002
Accrued taxes	51,916	174,553	22,331	(112,403)	136,397
Debt	5,601,707	112	5,317,526	—	10,919,345
Public liability and property damage	110,346	16,939	151,400	—	278,685
Deferred taxes on income	—	1,284,768	1,651,172	(1,475,728)	1,460,212

Total liabilities	6,949,424	1,876,335	8,433,749	(2,450,498)	14,809,010

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,242,422	1,848,771	(4,091,193)	2,498,689
Noncontrolling interest	—	—	16,502	—	16,502

Total equity	2,498,689	2,242,422	1,865,273	(4,091,193)	2,515,191

Total liabilities and equity	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$108,522	$6,069	$870,876	$—	$985,467
Restricted cash and cash equivalents	36,024	7,955	321,180	—	365,159
Receivables, less allowance for doubtful accounts	206,702	134,996	987,949	—	1,329,647
Due from Hertz affiliate	796,408	40,421	293,653	(1,130,482)	—
Inventories, at lower cost or market	17,908	35,717	39,790	—	93,415
Prepaid expenses and other assets	1,518,906	7,166	124,892	(1,360,974)	289,990
Revenue earning equipment, net	89,451	1,355,727	7,406,407	—	8,851,585
Property and equipment, net	730,861	190,993	266,275	—	1,188,129
Investment in subsidiaries, net	4,477,526	41,834	—	(4,519,360)	—
Other intangible assets, net	135,011	2,350,893	111,778	—	2,597,682
Goodwill	71,835	7,510	216,005	—	295,350

Total assets	$8,189,154	$4,179,281	$10,638,805	$(7,010,816)	$15,996,424

LIABILITIES AND EQUITY
Due to Hertz affiliate	$341,644	$345,943	$450,466	$(1,130,484)	$7,569
Accounts payable	201,118	47,427	410,126	—	658,671
Accrued liabilities	590,921	26,595	405,242	—	1,022,758
Accrued taxes	51,457	151,745	147,213	(224,609)	125,806
Debt	4,442,100	180	5,554,734	—	9,997,014
Public liability and property damage	105,134	18,455	154,239	—	277,828
Deferred taxes on income	—	1,314,802	1,254,268	(1,136,365)	1,432,705

Total liabilities	5,732,374	1,905,147	8,376,288	(2,491,458)	13,522,351

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,456,780	2,274,134	2,245,224	(4,519,358)	2,456,780
Noncontrolling interest	—	—	17,293	—	17,293

Total equity	2,456,780	2,274,134	2,262,517	(4,519,358)	2,474,073

Total liabilities and equity	$8,189,154	$4,179,281	$10,638,805	$(7,010,816)	$15,996,424

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,961,435	$840,954	$5,210,658	$(2,450,513)	$7,562,534

Expenses:
Direct operating	2,216,821	535,625	1,529,905	—	4,282,351
Depreciation of revenue earning equipment	1,938,416	236,594	2,143,650	(2,450,513)	1,868,147
Selling, general and administrative	330,107	70,396	263,939	—	664,442
Interest expense	297,512	28,594	400,433	—	726,539
Interest and other income, net	(236)	8	(12,082)	—	(12,310)

Total expenses	4,782,620	871,217	4,325,845	(2,450,513)	7,529,169

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(821,185)	(30,263)	884,813	—	33,365
(Provision) benefit for taxes on income	314,286	7,476	(355,490)	—	(33,728)

Net income (loss)	(506,899)	(22,787)	529,323	—	(363)
Noncontrolling interest	—	—	(17,383)	—	(17,383)
Equity in earnings (losses) of subsidiaries (net of tax)	489,153	(5,268)	—	(483,885)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(17,746)	$(28,055)	$511,940	$(483,885)	$(17,746)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,694,986	$807,068	$4,773,473	$(2,174,020)	$7,101,507

Expenses:
Direct operating	2,081,153	485,233	1,517,790	—	4,084,176
Depreciation of revenue earning equipment	1,896,687	253,518	1,955,173	(2,174,020)	1,931,358
Selling, general and administrative	284,082	80,518	276,403	—	641,003
Interest expense	291,075	31,211	331,375	—	653,661
Interest and other income, net	(48,900)	167	(15,704)	—	(64,437)

Total expenses	4,504,097	850,647	4,065,037	(2,174,020)	7,245,761

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(809,111)	(43,579)	708,436	—	(144,254)
(Provision) benefit for taxes on income	326,149	21,656	(299,407)	—	48,398

Net income (loss)	(482,962)	(21,923)	409,029	—	(95,856)
Noncontrolling interest	—	—	(14,679)	—	(14,679)
Equity in earnings (losses) of subsidiaries (net of tax)	372,427	(4,161)	—	(368,266)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(110,535)	$(26,084)	$394,350	$(368,266)	$(110,535)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,153,298	$1,151,322	$5,802,465	$(2,582,030)	$8,525,055

Expenses:
Direct operating	2,427,023	648,375	1,854,620	—	4,930,018
Depreciation of revenue earning equipment	2,252,428	248,157	2,275,609	(2,582,030)	2,194,164
Selling, general and administrative	316,917	112,354	340,368	—	769,639
Interest expense	315,960	66,300	488,230	—	870,490
Interest and other income, net	(2,958)	(1,052)	(20,751)	—	(24,761)
Impairment charges	—	956,096	212,804	—	1,168,900

Total expenses	5,309,370	2,030,230	5,150,880	(2,582,030)	9,908,450

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(1,156,072)	(878,908)	651,585	—	(1,383,395)
(Provision) benefit for taxes on income	429,196	142,124	(373,663)	—	197,657

Net income (loss)	(726,876)	(736,784)	277,922	—	(1,185,738)
Noncontrolling interest	—	—	(20,786)	—	(20,786)
Equity in earnings (losses) of subsidiaries (net of tax)	(479,648)	(9,775)	—	489,423	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(1,206,524)	$(746,559)	$257,136	$489,423	$(1,206,524)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$337,055	$93,252	$2,189,175	$(381,555)	$2,237,927

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	19,932	(17,514)	158,098	—	160,516
Revenue earning equipment expenditures	(188,057)	(96,452)	(8,156,363)	—	(8,440,872)
Proceeds from disposal of revenue earning equipment	169,451	75,139	7,273,856	—	7,518,446
Property and equipment expenditures	(92,415)	(19,275)	(67,519)	—	(179,209)
Proceeds from disposal of property and equipment	4,311	11,239	23,355	—	38,905
Capital contributions to subsidiaries	(1,544,332)	—	—	1,544,332	—
Return of capital from subsidiaries	1,877,095	—	—	(1,877,095)	—
Acquisitions, net of cash acquired	(35)	(43,789)	(3,747)	—	(47,571)
Sale of short-term investments, net	3,183	94	214	—	3,491
Other investing activities	—	—	2,726	—	2,726

Net cash provided by (used in) investing activities	249,133	(90,558)	(769,380)	(332,763)	(943,568)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,209,866	—	1,425,847	—	2,635,713
Payment of long-term debt	(73,342)	(68)	(2,880,823)	—	(2,954,233)
Short-term borrowings:
Proceeds	—	—	490,490	—	490,490
Payments	(2,615)	—	(968,334)	—	(970,949)
Proceeds (payments) under the revolving lines of credit, net	(18,907)	(3,515)	1,048,492	—	1,026,070
Distributions to noncontrolling interest	—	—	(18,200)	—	(18,200)
Payment of Dividends and Return of Capital	(23,000)	—	(2,258,650)	2,258,650	(23,000)
Capital Contributions Received from Parent	—	—	1,544,332	(1,544,332)	—
Proceeds from employee stock purchase plan	3,208	—	—	—	3,208
Excess tax benefits from exercise of stock options	(258)	—	—	—	(258)
Loan from Hertz Global Holdings, Inc.	(6,173)	—	—	—	(6,173)
Payment of financing costs	(29,111)	—	(49,040)	—	(78,151)

Net cash provided by (used in) financing activities	1,059,668	(3,583)	(1,665,886)	714,318	104,517

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(10,337)	—	(10,337)

Net change in cash and cash equivalents during the period	1,645,856	(889)	(256,428)	—	1,388,539
Cash and cash equivalents at beginning of period	108,522	6,069	870,876	—	985,467

Cash and cash equivalents at end of period	$1,754,378	$5,180	$614,448	$—	$2,374,006

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(730,823)	$(96,344)	$2,882,929	$(353,902)	$1,701,860

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(34,447)	27,468	375,700	—	368,721
Revenue earning equipment expenditures	(88,945)	(29,372)	(7,409,000)	—	(7,527,317)
Proceeds from disposal of revenue earning equipment	67,727	101,495	5,937,402	—	6,106,624
Property and equipment expenditures	(52,503)	(9,863)	(38,335)	—	(100,701)
Proceeds from disposal of property and equipment	(3,076)	8,380	18,393	—	23,697
Capital contributions to subsidiaries	(833,411)	—	—	833,411	—
Return of capital from subsidiaries	1,483,281	—	—	(1,483,281)	—
Acquisitions, net of cash acquired	(40,333)	—	(36,086)	—	(76,419)
Purchase of short-term investments, net	(3,184)	(94)	(214)	—	(3,492)
Other investing activities	—	—	828	—	828

Net cash provided by (used in) investing activities	495,109	98,014	(1,151,312)	(649,870)	(1,208,059)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	4,703	—	1,196,193	—	1,200,896
Payment of long-term debt	(189,810)	(74)	(959,992)	—	(1,149,876)
Short-term borrowings:
Proceeds	—	—	364,065	—	364,065
Payments	—	—	(351,773)	—	(351,773)
Proceeds (payments) under the revolving lines of credit, net	(437,976)	(2,268)	(685,855)	—	(1,126,099)
Distributions to noncontrolling interest	—	—	(15,050)	—	(15,050)
Payment of Dividends and Return of Capital	—	—	(1,837,183)	1,837,183	—
Capital Contributions Received from Parent	990,117	—	833,411	(833,411)	990,117
Proceeds from employee stock purchase plan	2,400	—	—	—	2,400
Loan from Hertz Global Holdings, Inc.	(7,186)	—	—	—	(7,186)
Payment of financing costs	(43,856)	—	(1,161)	—	(45,017)

Net cash provided by (used in) financing activities	318,392	(2,342)	(1,457,345)	1,003,772	(137,523)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	35,192	—	35,192

Net change in cash and cash equivalents during the period	82,678	(672)	309,464	—	391,470
Cash and cash equivalents at beginning of period	25,844	6,741	561,412	—	593,997

Cash and cash equivalents at end of period	$108,522	$6,069	$870,876	$—	$985,467

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(1,501,317)	$(45,658)	$4,488,139	$(504,615)	$2,436,549

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	—	—	(71,836)	—	(71,836)
Revenue earning equipment expenditures	(99,013)	(87,719)	(9,964,250)	—	(10,150,982)
Proceeds from disposal of revenue earning equipment	80,716	189,125	8,349,874	—	8,619,715
Property and equipment expenditures	(81,343)	(28,509)	(83,914)	—	(193,766)
Proceeds from disposal of property and equipment	29,156	2,563	36,796	—	68,515
Return of capital from subsidiaries	1,294,235	—	—	(1,294,235)	—
Acquisitions, net of cash acquired	(14,050)	(17,616)	(39,254)	—	(70,920)
Other investing activities	—	—	(488)	—	(488)

Net cash provided by (used in) investing activities	1,209,701	57,844	(1,773,072)	(1,294,235)	(1,799,762)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	11,408	—	11,157	—	22,565
Repayment of long-term debt	(65,246)	(69)	(795,200)	—	(860,515)
Short-term borrowings:
Proceeds	—	—	396,679	—	396,679
Repayments	—	—	(374,333)		(374,333)
Proceeds (repayments) under the revolving lines of credit, net	279,300	(23,353)	(57,186)	—	198,761
Payment of financing costs	(10,090)	—	(51,133)	—	(61,223)
Loan with Hertz Global Holdings, Inc.	6,273	—	—	—	6,273
Dividends paid	—	—	(1,798,850)	1,798,850	—
Distributions to noncontrolling interest	—	—	(24,150)	—	(24,150)

Net cash provided by (used in) financing activities	221,645	(23,422)	(2,693,016)	1,798,850	(695,943)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(76,540)	—	(76,540)

Net change in cash and cash equivalents during the period	(69,971)	(11,236)	(54,489)	—	(135,696)
Cash and cash equivalents at beginning of period	95,815	17,977	615,901	—	729,693

Cash and cash equivalents at end of period	$25,844	$6,741	$561,412	$—	$593,997

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events

Note 17—Subsequent Events

In April 2011, Hertz redeemed  $480 million principal amount of its outstanding 8.875% Senior Notes due 2014 which resulted in premiums paid of  $10.7 million and the write-off of unamortized debt costs of  $5.8 million.

In April 2011, Lois I. Boyd was named Executive Vice President and President, Hertz Equipment Rental Corporation.

Note 17—Subsequent Events

In January 2011, Gerald A. Plescia, President, Hertz Equipment Rental Corporation, or "HERC," retired from the Company. Mark P. Frissora, our Chairman and Chief Executive Officer is assuming the temporary senior management responsibility for HERC until a successor is named.

In January 2011, Hertz redeemed in full its outstanding ( $518.5 million principal amount) 10.5% Senior Subordinated Notes due 2016 which resulted in premiums paid of  $27.2 million and the write-off of unamortized debt costs of  $8.6 million. In January and February 2011, Hertz redeemed  $1,105 million principal amount of its outstanding 8.875% Senior Notes due 2014 which resulted in premiums paid of  $24.5 million and the write-off of unamortized debt costs of  $14.4 million. We used the proceeds from the September 2010 issuance of  $700 million aggregate principal amount of 7.50% Senior Notes, the December 2010 issuance of  $500 million aggregate principal amount of 7.375% Senior Notes and the February 2011 issuance of  $500 million aggregate principal amount of 6.75% Senior Notes (see below) for these redemptions.

In February 2011, Hertz issued  $500 million aggregate principal amount of 6.75% Senior Notes due 2019. The 6.75% Senior Notes are guaranteed on a senior unsecured basis by the domestic subsidiaries of Hertz that guarantee its Senior Credit Facilities.

In February 2011, Hertz used existing corporate liquidity to pay off the maturing amount of the Brazilian Fleet Financing Facility.

Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	HERTZ CORP
Entity Central Index Key	0000047129
Document Type	S-4
Document Period End Date	Mar 31, 2011
Amendment Flag	true
Amendment Description
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer